PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.7%
Asset-Backed Securities 17.8%
Automobiles 0.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990%	06/20/22	5,000	$ 5,004,429
Series 2019-03A, Class A, 144A	2.360	03/20/26	7,000	7,010,662

Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30	99,600	107,929,787
Hertz Vehicle Financing LP,
Series 2015-03A, Class A, 144A	2.670	09/25/21	1,356	1,355,408
Series 2016-02A, Class A, 144A	2.950	03/25/22	4,618	4,621,157
Series 2016-04A, Class A, 144A	2.650	07/25/22	1,350	1,351,899
Series 2017-01A, Class A, 144A	2.960	10/25/21	1,365	1,366,671
Series 2018-01A, Class A, 144A	3.290	02/25/24	7,827	7,829,077
Series 2019-02A, Class A, 144A	3.420	05/25/25	24,621	24,577,406
Series 2019-03A, Class A, 144A	2.670	12/26/25	53,584	53,628,458
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550	11/14/23	426	426,124
Series 2017-02A, Class E, 144A	4.740	11/14/25	7,400	7,429,089
Series 2019-01A, Class A, 144A	3.630	09/14/27	118,980	128,196,310
Series 2019-01A, Class B, 144A	3.950	11/14/28	25,000	26,797,488

Santander Drive Auto Receivables Trust, Series 2020-02, Class D	2.220	09/15/26	16,700	16,821,760
				394,345,725
Collateralized Loan Obligations 12.6%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.375 (c)	07/15/31	141,083	137,397,870
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.662 (c)	01/19/33	63,290	62,677,796

Anchorage Capital CLO LLC (Cayman Islands), Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.745 (c)	04/15/32	46,000	45,820,917
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	1.545 (c)	07/15/30	65,561	64,789,104
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.648 (c)	07/22/32	51,250	50,123,274

Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.222 (c)	01/20/32	85,500	83,821,789

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500%	11/15/31	EUR	14,500	$ 17,027,026
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760 (c)	11/15/31	EUR	65,750	76,263,025

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.555 (c)	07/15/29		35,900	35,380,699
Aurium CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750 (c)	01/16/31	EUR	100,050	116,071,322
Series 04A, Class A2, 144A	1.620	01/16/31	EUR	10,000	11,767,497

Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.415 (c)	01/15/28		70,000	69,106,114
Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.216 (c)	04/23/31		34,500	33,615,575
Bain Capital Euro CLO Ltd. (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780 (c)	04/20/32	EUR	89,950	104,482,577
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525 (c)	10/15/30		49,000	48,167,622
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.615 (c)	10/15/32		41,250	40,520,197

BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.687 (c)	08/20/32		100,000	97,787,080
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.623 (c)	01/17/28		2,915	2,784,014
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.295 (c)	07/27/31		52,071	50,800,575
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.612 (c)	07/20/32		86,000	84,935,905

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730 (c)	01/25/32	EUR	25,000	28,974,569

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.492%(c)	07/20/31		35,000	$ 34,443,563
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.455 (c)	01/15/30		37,250	36,649,604
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.292 (c)	04/20/31		31,750	31,002,310
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.518 (c)	04/22/30		69,867	68,200,736
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.672 (c)	10/18/26		7,736	7,708,131

Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.522 (c)	10/20/28		33,000	32,852,655
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.372 (c)	07/20/31		27,500	26,914,954
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.632 (c)	10/20/32		66,000	65,315,771
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.244 (c)	04/24/31		24,250	23,702,071
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.473 (c)	10/17/31		34,450	33,719,777
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	1.312 (c)	04/20/31		56,000	54,749,985

CVC Cordatus Loan Fund DAC (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.720 (c)	01/27/31	EUR	79,000	91,596,890
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	6,236,019
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.505 (c)	10/15/29		82,000	80,466,149
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.495 (c)	07/15/30		36,000	35,324,082
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.395 (c)	07/15/31		127,600	124,274,642
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.285 (c)	04/15/31		146,700	143,405,954

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.675%(c)	04/15/31		10,000	$9,674,730

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.275 (c)	04/26/31		57,750	56,112,389
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.090 (c)	09/06/31	EUR	55,750	65,298,977
Series 01A, Class A3, 144A	1.700	09/06/31	EUR	10,000	11,766,247
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.850 (c)	05/27/32	EUR	8,300	9,514,891
Series 02A, Class B2, 144A	2.650	05/27/32	EUR	11,250	13,224,095

Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.541 (c)	02/05/31		14,402	14,075,628
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	1.432 (c)	10/20/29		13,842	13,524,329
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.897 (c)	10/20/29		1,025	990,814

HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A	— (p)	05/06/30		239,900	234,386,018
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.275 (c)	04/25/31		24,640	23,769,394
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	1.447 (c)	10/20/31		147,537	144,117,301
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.553 (c)	07/17/29		27,583	26,944,949
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.455 (c)	01/15/31		58,150	56,916,470
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	1.542 (c)	07/18/30		150,000	146,525,940

Madison Park Euro Funding XV DAC (Ireland), Series 15A, Class A2, 144A	— (p)	11/25/34	EUR	30,250	35,660,461

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	1.178%(c)	01/22/28		54,000	$ 53,003,117
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.625 (c)	10/15/32		64,250	63,148,633

Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.355 (c)	04/25/31		43,100	42,325,247
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.391 (c)	04/21/31		38,808	37,694,695
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.071 (c)	04/21/31		17,500	16,761,549
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.392 (c)	07/19/28		59,150	58,384,333
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.422 (c)	07/20/31		54,250	53,170,430

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.516 (c)	10/12/30		114,256	111,650,029
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.288 (c)	04/22/29		134,250	131,683,100
Oaktree CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.142 (c)	10/20/27		79,260	78,100,321
OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820% (Cap N/A, Floor 0.820%)	0.820 (c)	01/15/32	EUR	108,000	125,785,012
Octagon Investment Partners 44 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.572 (c)	07/20/32		99,500	98,131,149
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.283 (c)	07/17/29		122,138	120,202,916
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.518 (c)	10/30/30		28,192	27,735,739
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.322 (c)	04/20/31		94,500	91,475,301

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750%(c)	08/24/30	EUR	67,000	$ 77,789,100
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.371 (c)	07/16/31		45,000	44,084,574
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.764 (c)	11/14/32		100,000	98,840,490

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	1.227 (c)	08/20/27		16,882	16,779,518
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.644 (c)	11/14/29		90,000	88,845,606
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.645 (c)	07/15/32		50,000	49,240,615
Prudential PLC (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.425 (c)	07/15/31		94,700	92,123,374
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.417 (c)	02/20/30		159,463	157,041,431
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.485 (c)	10/15/30		9,947	9,818,564

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.523 (c)	10/17/30		41,250	40,530,216
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.420 (c)	07/25/31		37,000	36,142,895
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.302 (c)	04/20/31		89,157	86,860,828
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.574 (c)	05/07/31		75,000	72,835,552
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	1.445 (c)	07/15/31		59,250	57,787,141
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.822 (c)	04/20/29		33,250	31,745,447

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.512%(c)	07/20/30		50,000	$ 49,208,615
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.562 (c)	10/20/28		130,750	129,742,179
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.406 (c)	01/23/29		86,750	85,234,903
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.492 (c)	10/20/30		99,500	98,103,259
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.492 (c)	10/20/30		750	733,434
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.300 (c)	07/29/29		203,500	199,586,369
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.612 (c)	10/20/32		28,000	27,666,733
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.573 (c)	07/17/26		17,992	17,943,929
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.513 (c)	01/17/30		84,277	82,793,802

TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.472 (c)	07/20/31		45,750	44,496,349
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.075 (c)	04/26/28		130,938	129,457,374
Tikehau CLO BV (Netherlands), Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900 (c)	10/15/31	EUR	60,700	70,143,286
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.472 (c)	07/20/32		33,500	33,339,565
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.415 (c)	07/25/29		94,950	93,109,166
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.455 (c)	01/25/31		118,000	115,115,820
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.845 (c)	01/25/31		12,250	11,680,608

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.372%(c)	07/20/31		70,000	$ 68,153,939
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.635 (c)	07/15/32		53,000	52,345,360
Venture 36 CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)	1.702 (c)	04/20/32		36,425	35,260,318
Series 2019-36A, Class X, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.622 (c)	04/20/32		1,050	1,044,823
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.535 (c)	01/15/32		38,750	37,727,825
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.155 (c)	07/15/27		57,587	57,031,753
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.571 (c)	07/21/30		19,200	18,681,197
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.372 (c)	07/18/31		38,372	37,048,879

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.392 (c)	07/20/31		195,000	189,746,934
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	1.262 (c)	04/18/31		99,475	97,428,136
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.293 (c)	04/17/30		89,837	88,826,192
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.583 (c)	10/17/32		100,000	98,602,930

Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750 (c)	10/15/30	EUR	65,000	75,468,454
Wellfleet CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.612 (c)	07/20/32		50,000	49,094,495
West CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1BR, 144A	2.724	01/16/27		4,400	4,396,082
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.408 (c)	01/22/31		25,000	24,619,340

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.645%(c)	07/15/29	72,790	$ 71,557,545
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.565 (c)	04/15/30	64,481	62,608,157
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.225 (c)	04/15/29	59,551	57,379,240
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.472 (c)	07/20/31	143,178	137,159,503
				7,543,633,888
Consumer Loans 1.0%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230	04/20/27	45,100	45,376,274
Series 2019-01A, Class A, 144A	3.000	12/20/27	73,420	71,367,852
Series 2019-02A, Class A, 144A	2.780	04/20/28	43,500	43,594,369
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32	24,000	23,766,007
Series 2020-AA, Class A, 144A	2.190	08/21/34	25,800	25,790,506
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A	2.790	09/14/32	12,983	12,888,762
Series 2017-01A, Class C, 144A	3.350	09/14/32	9,900	9,785,829
Series 2018-01A, Class A, 144A	3.300	03/14/29	25,440	25,789,660
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24	25,700	26,000,903
Series 2018-B, Class B, 144A	4.500	07/08/24	1,750	1,758,762
Series 2018-B, Class C, 144A	5.430	07/08/24	1,921	1,855,967

Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610	03/08/24	9,670	9,703,377
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	44,300	44,609,272
Series 2018-C, Class B, 144A	4.590	10/08/24	4,800	4,776,349
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	1,925,404
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	31,449	31,529,874
Series 2018-D, Class B, 144A	4.830	12/09/24	4,432	4,431,035

Oportun Funding XIII LLC, Series 2019-A, Class A, 144A	3.080	08/08/25	53,700	53,064,074
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.022 (c)	02/25/23	49,679	48,446,712

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822%(c)	08/25/25	45,300	$ 43,232,032
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680	07/15/30	57,175	57,146,931
Series 2017-AA, Class B, 144A	3.100	07/15/30	8,262	8,249,797
				595,089,748
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	82,800	100,556,775
Home Equity Loans 0.0%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	0.812 (c)	04/25/33	3,000	2,860,367
Series 2005-AQ01, Class A4	4.625 (cc)	01/25/34	457	464,552

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.872 (c)	01/25/35	243	236,015
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.147 (c)	11/25/33	536	523,983
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	0.912 (c)	12/25/33	968	933,560
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	2.647 (c)	01/25/34	62	62,069
Series 2004-W02, Class AF	4.403	04/25/34	259	274,032
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)	0.892 (c)	10/25/35	405	404,814
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)	1.420 (c)	06/15/33	881	863,074
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)	1.420 (c)	08/15/33	1,083	1,060,159

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, (cont’d.)
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	1.117%(c)	09/25/34	678	$ 673,511
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	12/25/34	1,440	1,362,960
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.147 (c)	12/25/34	1,848	1,768,229
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)	1.207 (c)	06/25/35	867	865,886
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)	0.372 (c)	04/25/37	1	41,117
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 0.600%)	1.372 (c)	10/25/32	36	35,609
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.147 (c)	09/25/34	206	192,105
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)	1.747 (c)	12/25/34	2,258	2,259,992
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	11/25/33	555	543,793
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.147 (c)	03/25/34	2,930	2,886,420

Conseco Finance Corp., Series 2001-C, Class M2, 1 Month LIBOR + 1.150% (Cap 15.000%, Floor 1.150%)	1.325 (c)	08/15/33	283	281,568
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 1.950%)	3.097 (c)	10/25/31	48	49,893
GSAA Trust, Series 2006-07, Class AF2	5.995 (cc)	03/25/46	804	457,444
Home Equity Asset Trust,
Series 2002-04, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.672 (c)	03/25/33	1,750	1,734,818
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	1.462 (c)	08/25/33	818	803,029
Series 2003-05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	12/25/33	21	21,487
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)	1.102 (c)	01/25/35	326	324,180

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	0.832%(c)	09/25/35		447	$ 444,461
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.172 (c)	08/25/32		2,095	2,038,236
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	0.892 (c)	07/25/34		314	304,534

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	1.447 (c)	04/25/33		2,913	2,898,440
Morgan Stanley ABS Capital, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	0.972 (c)	03/25/34		483	450,433
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 0.530%)	1.232 (c)	09/25/34		663	609,505

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	1.522 (c)	03/25/33		1,976	1,965,394
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	0.892 (c)	10/25/33		1,476	1,421,495
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	1.057 (c)	05/25/34		478	462,543

Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	0.952 (c)	02/25/34		438	426,968
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)	1.087 (c)	04/25/35		2,157	2,151,493
					35,158,168
Other 0.4%
ALME Loan Funding II DAC (Ireland), Series 2A, Class ARR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750 (c)	01/15/31	EUR	22,030	25,655,984
MVW LLC, Series 2020-01A, Class A, 144A	1.740	10/20/37		5,700	5,730,319

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other (cont’d.)
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.522%(c)	04/25/23	62,500	$ 60,258,162
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.972 (c)	06/25/24	132,480	124,178,684
				215,823,149
Residential Mortgage-Backed Securities 1.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.345%)	0.862 (c)	04/25/34	553	551,784
Chase Funding Trust, Series 2002-02, Class 1A5	6.333	04/25/32	217	221,203
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.522 (c)	10/25/37	57,332	57,391,598
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	0.832 (c)	06/25/32	630	624,720
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.872 (c)	12/25/33	793	767,412
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	0.592 (c)	08/25/34	11,682	10,981,581
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	0.932 (c)	08/25/34	215	202,647
Series 2004-12, Class AF5	4.869 (cc)	04/25/35	353	356,446
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	11/25/34	1,262	1,259,893
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.930 (c)	01/25/36	5,070	5,050,203

Countrywide Asset-Backed Certificates Trust, Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)	0.952 (c)	11/25/34	505	477,575
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	3.779	07/25/50	34,957	35,631,925
Series 2018-RPL08, Class A1, 144A	4.125 (cc)	07/25/58	66,753	67,007,038
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)	1.087 (c)	01/25/34	2,363	2,284,998

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing & Securitization LLC, (cont’d.)
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	0.967%(c)	12/25/35	1,837	$ 1,815,599
CWABS, Inc., Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	0.592 (c)	08/25/34	2,726	2,413,957
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	1.072 (c)	11/25/34	456	434,600
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.440%)	0.832 (c)	07/25/35	2,102	2,083,030
Series 2005-03, Class M3, 1 Month LIBOR + 0.765% (Cap 15.000%, Floor 0.510%)	0.937 (c)	10/25/35	6,647	6,617,819

FFMLT Trust, Series 2005-FF02, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)	1.057 (c)	03/25/35	532	531,847
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.147 (c)	06/25/34	2,788	2,692,860
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.222 (c)	06/25/35	3,246	3,224,902
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	5,650	5,746,136
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	30,284	30,619,027
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	51,416	51,402,192
Series 2019-SL01, Class A, 144A	4.000 (cc)	12/28/54	15,664	15,777,481
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	0.792 (c)	08/25/33	4,785	4,624,662
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	0.967 (c)	06/25/34	136	131,292
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.280%)	0.732 (c)	10/25/34	14	12,264

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	2.171 (c)	05/02/22	81,453	79,009,842
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.260%)	0.692 (c)	06/25/35	330	324,701
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	0.892 (c)	06/25/35	465	448,593
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.230%)	2.017 (c)	01/25/35	2,138	2,134,924

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL01, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	0.907%(c)	03/25/35		4,840	$ 4,837,639
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	1.297 (c)	06/25/34		732	720,942
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.072 (c)	11/25/34		271	266,072
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.270%)	0.712 (c)	05/25/35		1,041	899,100
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	0.997 (c)	05/25/35		862	841,522
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.700%)	1.122 (c)	07/25/33		997	982,316
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.650%)	1.072 (c)	08/25/33		174	171,319
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.172 (c)	10/25/33		728	719,485
Series 2004-07, Class A8, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	1.372 (c)	08/25/34		2,510	2,421,844
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.172 (c)	09/25/34		1,083	1,058,136
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)	1.112 (c)	09/25/34		854	830,934
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	0.952 (c)	07/25/35		9,067	9,026,853
Series 2005-07, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	0.907 (c)	08/25/35		466	465,999

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900 (c)	04/16/23	EUR	117,680	130,304,274
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750 (cc)	06/25/57		43,033	44,555,790
Series 2017-06, Class A1, 144A	2.750 (cc)	10/25/57		52,385	54,475,034
Series 2018-02, Class A1, 144A	3.250 (cc)	03/25/58		4,523	4,780,848
Series 2018-03, Class A1, 144A	3.750 (cc)	05/25/58		2,345	2,525,545
Series 2018-06, Class A1A, 144A	3.750 (cc)	03/25/58		2,413	2,542,479
					655,280,882

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Small Business Loan 0.0%
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290%	01/01/21		3	$ 3,052
Series 2003-20I, Class 1	5.130	09/01/23		8	8,346
					11,398
Student Loans 1.8%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572 (c)	01/25/41		1,121	1,122,127
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	— (p)	02/25/43		82,210	67,886,748
Series 2018-C, Class A, 144A	— (p)	08/25/43		65,348	67,618,815
Series 2018-D, Class A, 144A	— (p)	11/25/43		76,372	79,527,993
Series 2019-A, Class R, 144A	— (p)	10/25/48		124,111	8,265,168
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	— (p)	12/15/45		193,988	203,353,461
Series 2019-D, Class 1PT, 144A	2.585 (cc)	01/16/46		197,522	204,751,987
Series 2019-F, Class PT1, 144A	1.870 (cc)	02/15/45		220,357	223,142,911
Series 2019-F, Class PT2, 144A	1.870 (cc)	02/15/45		6,779	6,864,635

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.422 (c)	11/29/24		168,444	166,221,788
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)^	3.922 (c)	11/29/24		58,791	59,378,919
					1,088,134,552

Total Asset-Backed Securities (cost $10,733,680,839)					10,628,034,285
Bank Loans 0.8%
Building Materials 0.0%
Clay Holdco BV (Netherlands),
Facility B Loan, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500 (c)	10/30/26	EUR	7,200	8,219,738
Term Loan, 3 Month EURIBOR + 9.000% (Cap N/A, Floor 0.000%)	9.000 (c)	10/30/27	EUR	21,400	24,430,888
					32,650,626

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Chemicals 0.1%
Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250%(c)	09/06/24	EUR	12,990	$ 14,233,983
Nouryon Finance BV (Netherlands), Initial Euro Term Loan, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250 (c)	10/01/25	EUR	16,400	18,663,371
					32,897,354
Computers 0.0%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500 (c)	09/29/25		10,631	10,719,840
Foods 0.1%
Froneri Finco SARL (United Kingdom), Second Lien Facility (EUR) Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750 (c)	01/31/28	EUR	13,600	15,879,944
Sigma Bidco BV (Netherlands), Facility B4 Loan, 1 Month GBP LIBOR + 4.000%	4.080 (c)	07/02/25	GBP	43,800	54,381,489
					70,261,433
Internet 0.0%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250 (c)	03/31/28	EUR	3,975	4,307,763
Leisure Time 0.1%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500 (c)	09/12/25	EUR	22,575	20,343,049
Kiwi VFS SUB II Sarl (Luxembourg), Facility B1 Loan, 6 Month GBP LIBOR + 3.750%	4.464 (c)	07/29/24	GBP	10,775	12,059,326
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 - 6 Month GBP LIBOR + 4.250%	4.975 (c)	03/03/24	GBP	1,686	1,986,885
					34,389,260
Oil & Gas 0.0%
Chesapeake Energy Corp., Class A Loan, 1 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	9.000 (c)	06/24/24		26,725	13,068,525

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 1 - 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)	4.750%(c)	04/13/26	EUR	31,221	$ 36,168,892
Nidda Healthcare Holding GmbH (Germany), Term Loan F (GBP), 3 Month GBP LIBOR + 4.500%	4.756 (c)	08/21/26	GBP	17,000	21,325,784
					57,494,676
Retail 0.4%
BBD Bidco Ltd. (United Kingdom), Facility B1 Loan, 6 Month GBP LIBOR + 4.750%	5.451 (c)	11/13/26	GBP	26,650	32,050,456
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 1 - 3 Month GBP LIBOR + 4.825%	5.690 (c)	03/15/26	GBP	7,900	9,306,990
Initial Facility Loan, 6 Month GBP LIBOR + 8.500%^	9.440 (c)	03/15/27	GBP	10,100	12,427,646

EG America LLC (United Kingdom), Second Lien Facility (USD), 1 - 6 Month LIBOR + 8.000%^	9.072 (c)	04/20/26		9,737	9,006,239
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 6 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000 (c)	02/07/25	EUR	29,155	32,168,537
Second Lien Term Loan, 6 Month EURIBOR + 7.750%	8.750 (c)	04/20/26	EUR	11,744	13,072,884
Term B, 6 Month GBP LIBOR + 4.750%	5.475 (c)	02/07/25	GBP	13,123	16,029,152

Stonegate Pub Co. Ltd., Term Loan^	8.735 (p)	03/03/28		81,850	92,141,819
					216,203,723
Telecommunications 0.0%
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000 (c)	10/10/24		32,401	28,390,977

Total Bank Loans (cost $540,537,637)					500,384,177
Commercial Mortgage-Backed Securities 13.0%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0718, Class X1, IO	0.602 (cc)	01/25/22		263,056	1,606,485
Series K0014, Class X1, IO	1.149 (cc)	04/25/21		11,091	55,709
Series K0015, Class X1, IO	1.571 (cc)	07/25/21		1,247	11,136

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0019, Class X1, IO	1.591%(cc)	03/25/22	112,909	$ 2,412,897
Series K0020, Class X1, IO	1.361 (cc)	05/25/22	42,671	855,504
Series K0021, Class X1, IO	1.413 (cc)	06/25/22	200,706	4,161,600
Series K0024, Class X1, IO	0.809 (cc)	09/25/22	104,407	1,546,243
Series K0025, Class X1, IO	0.808 (cc)	10/25/22	27,096	402,249
Series K0026, Class X1, IO	0.966 (cc)	11/25/22	164,940	2,922,185
Series K0027, Class X1, IO	0.748 (cc)	01/25/23	244,750	3,606,367
Series K0038, Class X1, IO	1.123 (cc)	03/25/24	145,611	4,980,556
Series K0043, Class X1, IO	0.532 (cc)	12/25/24	74,374	1,530,290
Series K0044, Class X1, IO	0.735 (cc)	01/25/25	430,686	11,440,474
Series K0052, Class X1, IO	0.657 (cc)	11/25/25	299,670	8,866,474
Series K0053, Class X1, IO	0.887 (cc)	12/25/25	136,741	5,657,264
Series K0055, Class X1, IO	1.363 (cc)	03/25/26	275,389	18,029,805
Series K0058, Class XAM, IO	0.815 (cc)	08/25/26	59,334	2,808,154
Series K0069, Class X1, IO	0.364 (cc)	09/25/27	553,673	13,396,994
Series K0087, Class X1, IO	0.363 (cc)	12/25/28	423,532	12,210,983
Series K0088, Class X1, IO	0.507 (cc)	01/25/29	537,411	21,651,648
Series K0090, Class X1, IO	0.705 (cc)	02/25/29	461,039	25,509,910
Series K0091, Class X1, IO	0.559 (cc)	03/25/29	561,433	24,850,077
Series K0092, Class XAM, IO	0.979 (cc)	04/25/29	53,046	3,753,153
Series K0093, Class X1, IO	0.952 (cc)	05/25/29	409,903	29,670,372
Series K0095, Class X1, IO	0.948 (cc)	06/25/29	409,201	29,804,081
Series K0096, Class X1, IO	1.126 (cc)	07/25/29	239,133	20,897,087
Series K0096, Class XAM, IO	1.391 (cc)	07/25/29	56,489	6,256,772
Series K0097, Class X1, IO	1.089 (cc)	07/25/29	530,065	45,390,985
Series K0100, Class X1, IO	0.650 (cc)	09/25/29	515,265	27,306,217
Series K0101, Class X1, IO	0.836 (cc)	10/25/29	471,094	31,605,139
Series K0102, Class X1, IO	0.825 (cc)	10/25/29	299,185	19,940,742
Series K0735, Class X1, IO	0.965 (cc)	05/25/26	276,831	13,546,332
Series K1513, Class X1, IO	0.865 (cc)	08/25/34	338,957	29,488,744
Series KAIV, Class X1, IO	1.223 (cc)	06/25/21	1,812	7,896
Series Q001, Class XA, IO	2.202 (cc)	02/25/32	28,301	3,224,444
Series Q002, Class XA, IO	1.100 (cc)	07/25/33	35,410	2,222,101
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100 (cc)	05/15/35	39,245	32,068,004
Series 2018-20TS, Class H, 144A	3.100 (cc)	05/15/35	40,252	31,475,386

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.342 (cc)	05/15/49	7,683	7,924,613
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	5,200	5,507,465
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	92,900	102,678,961
Series 2017-BNK06, Class A4	3.254	07/15/60	55,530	61,757,051
Series 2017-BNK08, Class A3	3.229	11/15/50	53,695	60,059,463

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2018-BNK11, Class A2	3.784%	03/15/61	60,775	$ 69,171,844
Series 2019-BN20, Class A2	2.758	09/15/62	60,000	65,971,164
Series 2019-BN21, Class A2	2.300	10/17/52	9,516	9,859,781
Series 2019-BN21, Class A3	2.458	10/17/52	9,000	9,576,467
Series 2019-BN21, Class XB, IO	0.483 (cc)	10/17/52	206,158	6,028,204
Series 2019-BN22, Class A3	2.726	11/15/62	41,000	45,043,039
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	76,968,934

Barclays Commercial Mortgage Securities Trust, Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,859,459
Barclays Commercial Mortgage Trust, Series 2019-C03, Class A3	3.319	05/15/52	50,000	56,801,315
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	31,000	33,935,356
BBCMS Mortgage Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,317,409
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	4,764,032
Series 2016-ETC, Class D, 144A	3.609 (cc)	08/14/36	21,720	16,459,227
Series 2016-ETC, Class E, 144A	3.609 (cc)	08/14/36	13,900	8,984,000
Series 2018-CHRS, Class D, 144A	4.267 (cc)	08/05/38	19,295	16,043,478

BBCMS Trust, Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728% (Cap N/A, Floor 1.728%)	1.903 (c)	12/15/31	25,194	24,558,739
Benchmark, Series 2018-B04, Class A4	3.858	07/15/51	40,000	46,680,792
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	8,000	9,160,500
Series 2019-B10, Class A3	3.455	03/15/62	40,000	45,611,100
Series 2019-B11, Class A4	3.281	05/15/52	61,825	70,363,014
Series 2019-B12, Class A4	2.859	08/15/52	81,000	89,731,768
Series 2019-B13, Class A3	2.701	08/15/57	68,700	75,282,298
Series 2019-B14, Class A3	3.090	12/15/62	48,180	53,076,066
Series 2019-B14, Class A4	2.795	12/15/62	77,600	85,741,303
Series 2020-B17, Class A4	2.042	03/15/53	95,550	99,877,956
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175 (c)	10/15/36	51,708	50,540,866
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.475 (c)	10/15/36	81,061	79,027,266
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175 (c)	12/15/36	85,722	83,470,143

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	13,675	14,068,985

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283%(cc)	11/15/50	37,610	$ 41,969,973
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	13,000	13,681,454
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	66,341,484
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	87,098,377
Series 2017-CD06, Class A4	3.190	11/13/50	121,000	131,269,984
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	31,931,520

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840 (cc)	04/15/25	23,695	24,942,976
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	14,450,393
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	24,397,769

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	2.029 (c)	11/15/31	1,902	1,736,322
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	105,000	116,308,689
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	10,000	10,775,349
Series 2015-P01, Class XB, IO	0.053 (cc)	09/15/48	58,898	134,847
Series 2016-P06, Class A4	3.458	12/10/49	40,000	44,479,600
Series 2017-C04, Class A3	3.209	10/12/50	90,000	98,593,191
Series 2017-P07, Class A3	3.442	04/14/50	32,600	36,486,993
Series 2017-P08, Class A3	3.203	09/15/50	43,825	47,777,213
Series 2018-C06, Class A4	4.412	11/10/51	12,000	14,444,473
Series 2019-GC41, Class A4	2.620	08/10/56	120,000	130,514,532
Series 2019-SMRT, Class D, 144A	4.745 (cc)	01/10/36	11,000	11,215,740
Series 2020-GC46, Class A4	2.477	02/15/53	100,000	108,217,540
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778 (cc)	11/10/31	40,376	40,674,770
Series 2016-CLNE, Class C, 144A	2.778 (cc)	11/10/31	15,000	14,387,898
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.342 (cc)	01/10/46	28,515	712,680
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	12,895,901
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	11,079,534
Series 2014-UBS05, Class A4	3.838	09/10/47	23,200	25,359,881
Series 2014-UBS06, Class A4	3.378	12/10/47	14,500	15,606,950
Series 2015-CR26, Class A4	3.630	10/10/48	8,380	9,286,463
Series 2015-LC21, Class A4	3.708	07/10/48	2,490	2,744,899
Series 2015-PC01, Class A5	3.902	07/10/50	22,200	24,498,834
Series 2016-COR01, Class A3	2.826	10/10/49	43,000	46,112,297
Series 2016-CR28, Class A4	3.762	02/10/49	24,141	27,037,133
Series 2016-DC02, Class A5	3.765	02/10/49	8,925	10,019,400

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2017-COR02, Class A2	3.239%	09/10/50	116,925	$ 128,449,023
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	86,628,255
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	37,695,286

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.325 (c)	05/15/36	113,675	110,872,809
Credit Suisse Mortgage Capital LLC, Series 2014-USA, Class A2, 144A	3.953	09/15/37	82,190	79,543,753
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795 (cc)	12/15/49	13,245	14,849,028
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250 (cc)	08/15/48	86,961	903,881
Series 2016-C07, Class A4	3.210	11/15/49	6,485	6,995,003
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	27,441,759
Series 2018-CX11, Class A4	3.766	04/15/51	25,600	28,874,670
Series 2019-C16, Class A2	3.067	06/15/52	38,000	41,079,676
Series 2019-C17, Class A4	2.763	09/15/52	37,150	40,177,175
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	61,404,128
Series 2017-C06, Class A4	3.071	06/10/50	61,475	67,960,201
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808 (cc)	12/10/36	23,405	23,645,809
Series 2016-85T, Class E, 144A	3.808 (cc)	12/10/36	22,177	21,024,903

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555 (cc)	09/10/35	30,650	32,164,426
Fannie Mae-Aces, Series 2015-M08, Class AB2	2.829 (cc)	01/25/25	2,048	2,200,681
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,221,613	2,325,585
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,103,324	2,658,570

GS Mortgage Securities Corp. II, Series 2018-GS10, Class A4	3.890	07/10/51	55,725	64,653,237
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.028 (cc)	11/10/46	24,030	674,931
Series 2014-GC22, Class XB, IO	0.299 (cc)	06/10/47	37,110	486,189
Series 2014-GC24, Class A5	3.931	09/10/47	1,000	1,098,389
Series 2015-GC32, Class XB, IO	0.010 (cc)	07/10/48	60,188	24,840
Series 2015-GS01, Class A2	3.470	11/10/48	25,950	27,884,214
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	51,181,877
Series 2017-GS06, Class A2	3.164	05/10/50	70,600	77,737,547
Series 2017-GS07, Class A3	3.167	08/10/50	114,260	126,645,910
Series 2017-GS08, Class A3	3.205	11/10/50	100,000	110,428,160
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	82,557,912

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2019-GC40, Class A3	2.904%	07/10/52	50,000	$ 55,203,160
Series 2019-GSA01, Class A2	2.613	11/10/52	16,000	17,103,061
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	46,156,299

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195 (cc)	03/05/23	525,000	3,034,238
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	8,132,358
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	14,923,374
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.629 (cc)	09/15/47	53,453	1,139,777
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,093,664
Series 2014-C25, Class A4A1	3.408	11/15/47	4,940	5,311,512
Series 2014-C26, Class A3	3.231	01/15/48	11,083	11,861,574
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	78,603,025
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	35,834,075
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	36,873,184
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	43,331,962
Series 2019-COR05, Class XB, IO	0.961 (cc)	06/13/52	65,497	4,755,698
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	53,000	57,531,028
Series 2017-C05, Class A4	3.414	03/15/50	36,250	40,035,185
Series 2017-C07, Class A4	3.147	10/15/50	90,000	99,986,301
Series 2019-COR06, Class A3	2.795	11/13/52	81,750	89,848,490
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A1	3.472	07/15/47	2,884	2,923,442
Series 2016-JP02, Class A3	2.559	08/15/49	40,000	42,453,948
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	34,484,986

KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	2.801 (c)	03/15/37	36,526	35,335,249
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,978,026
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.421 (cc)	08/15/45	39,678	836,367
Series 2013-C07, Class A3	2.655	02/15/46	5,317	5,450,667
Series 2013-C08, Class A3	2.863	12/15/48	3,061	3,170,454
Series 2013-C09, Class A3	2.834	05/15/46	703	728,048
Series 2015-C24, Class A3	3.479	05/15/48	8,425	9,265,877
Series 2015-C24, Class A4	3.732	05/15/48	20,554	22,916,331
Series 2015-C25, Class A5	3.635	10/15/48	32,300	35,863,346

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2016-C31, Class A4	2.840%	11/15/49	42,000	$ 44,425,122
Series 2016-C31, Class A5	3.102	11/15/49	11,509	12,359,781
Series 2017-C34, Class A3	3.276	11/15/52	20,000	22,123,076
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	15,000	16,417,722
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	15,313,483
Series 2017-H01, Class A4	3.259	06/15/50	56,175	61,742,628
Series 2018-H03, Class A4	3.914	07/15/51	36,000	41,733,115
Series 2018-H04, Class A3	4.043	12/15/51	33,525	39,319,682
Series 2018-H04, Class A4	4.310	12/15/51	14,120	16,893,658
Series 2019-H06, Class A3	3.158	06/15/52	47,750	53,590,054
Series 2019-H07, Class A3	3.005	07/15/52	72,600	80,831,112
Series 2019-L02, Class A3	3.806	03/15/52	41,900	48,212,051
Series 2019-L03, Class A3	2.874	11/15/52	40,500	45,028,925
Series 2019-MEAD, Class E, 144A	3.177 (cc)	11/10/36	25,000	17,598,032

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945 (cc)	05/10/39	21,000	20,914,030
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	37,986,609
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	21,955	21,076,130
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	98,815	107,478,151
Series 2017-C03, Class A3	3.167	08/15/50	78,800	86,746,129
Series 2017-C05, Class A4	3.212	11/15/50	32,275	35,388,815
Series 2017-C06, Class A4	3.320	12/15/50	50,000	55,158,680
Series 2018-C08, Class A3	3.720	02/15/51	13,315	15,104,035
Series 2018-C10, Class A3	4.048	05/15/51	69,500	80,516,139
Series 2018-C11, Class A4	3.977	06/15/51	40,000	46,220,108
Series 2018-C15, Class A3	4.075	12/15/51	48,100	56,438,154
Series 2019-C16, Class A3	3.344	04/15/52	31,500	35,223,634
Series 2019-C16, Class XB, IO	0.860 (cc)	04/15/52	96,253	6,441,078
Series 2019-C17, Class A3	2.669	10/15/52	80,675	87,096,254
Series 2019-C17, Class ASB	2.866	10/15/52	21,050	23,039,240
Series 2019-C18, Class A3	2.782	12/15/52	37,850	41,345,413
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	2,751	2,814,501
Series 2013-C05, Class XA, IO, 144A	0.944 (cc)	03/10/46	11,906	222,662
Series 2013-C05, Class XB, IO, 144A	0.450 (cc)	03/10/46	96,528	1,119,377
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	5,677	6,043,436
Series 2015-LC20, Class A4	2.925	04/15/50	7,160	7,622,829
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	14,974,921
Series 2016-C34, Class XB, IO	0.939 (cc)	06/15/49	36,018	1,789,255

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-C35, Class A3	2.674%	07/15/48	60,000	$ 64,126,662
Series 2016-C35, Class XB, IO	0.935 (cc)	07/15/48	55,952	2,781,402
Series 2016-C36, Class A3	2.807	11/15/59	53,000	56,019,378
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	39,746,771
Series 2017-C38, Class A4	3.190	07/15/50	80,000	88,430,736
Series 2017-C39, Class A4	3.157	09/15/50	115,000	126,991,349
Series 2017-C40, Class A3	3.317	10/15/50	45,680	50,300,971
Series 2018-C43, Class A4	4.012 (cc)	03/15/51	1,000	1,166,499
Series 2018-C44, Class A4	3.948	05/15/51	70,885	82,356,553
Series 2018-C45, Class A3	3.920	06/15/51	49,000	56,912,172
Series 2018-C47, Class A3	4.175	09/15/61	59,016	69,575,013
Series 2018-C48, Class A5	4.302	01/15/52	10,000	11,980,897
Series 2019-C50, Class A4	3.466	05/15/52	35,300	39,386,561
Series 2019-C52, Class A4	2.643	08/15/52	86,325	93,640,077
Series 2019-C53, Class A3	2.787	10/15/52	35,000	38,607,926
Series 2019-C54, Class A3	2.892	12/15/52	44,250	48,975,365
Series 2020-C55, Class A4	2.474	02/15/53	73,525	79,492,929

Total Commercial Mortgage-Backed Securities (cost $7,262,009,807)				7,777,529,391
Convertible Bond 0.0%
Telecommunications
Digicel Group 0.5 Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $1,930)	7.000	–(rr)	97	12,064
Corporate Bonds 36.9%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	3,400	2,205,850
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	19,901,585
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29	15,385	15,050,489
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	40,890,655
Sr. Unsec’d. Notes	3.750	02/01/50	1,850	1,676,696
Sr. Unsec’d. Notes	3.900	05/01/49	10,220	9,338,291
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	13,418,258

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	5.705%	05/01/40	12,000	$ 13,757,163
Sr. Unsec’d. Notes	5.805	05/01/50	69,720	81,783,880
Sr. Unsec’d. Notes	5.930	05/01/60	73,280	88,219,745
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	54,050	43,753,549
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	47,430	38,341,117
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	52,106	41,606,396
Sr. Unsec’d. Notes, 144A(a)	8.750	12/01/21	3,750	3,749,804

General Dynamics Corp., Gtd. Notes	4.250	04/01/40	33,900	44,863,773
L3Harris Technologies, Inc., Sr. Unsec’d. Notes(a)	3.832	04/27/25	2,700	3,043,137
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	5,164	5,679,971
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes(a)	4.125	11/16/28	21,550	25,873,619
Sr. Unsec’d. Notes, 144A	3.200	03/15/24	25,000	27,112,086
Sr. Unsec’d. Notes, 144A	3.500	03/15/27	21,445	24,435,145

Spirit AeroSystems, Inc., Sr. Sec’d. Notes(a)	3.850	06/15/26	6,000	5,591,049
				548,086,408
Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	8,241	8,608,511
Gtd. Notes	3.490	02/14/22	17,114	17,879,005
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.789	09/06/24	37,430	39,926,280
Gtd. Notes	3.557	08/15/27	25,000	27,463,992
Gtd. Notes(a)	4.390	08/15/37	3,115	3,559,204

Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.100	05/01/30	30,855	32,667,428
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.000	06/12/22	7,255	7,685,043
Gtd. Notes	4.450	06/12/25	21,668	24,640,862

Vector Group Ltd., Sr. Sec’d. Notes, 144A(a)	6.125	02/01/25	11,650	11,570,050
				174,000,375

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.5%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	4,241	$ 3,504,397
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.950	07/15/24	4,636	3,760,886
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	2,175	1,816,270
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	8,893	7,437,600
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	10,152	9,473,670
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	—(r)	487
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	303	290,629
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	176	171,079
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	1,934	1,815,059
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	658	615,625
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	1,124	1,101,934
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates(a)	2.000	12/10/29	30,660	29,241,296
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.625	03/15/22	107,488	106,110,985
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,530	40,428,891
Sr. Unsec’d. Notes(a)	5.250	05/04/25	45,610	48,838,028

United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	8,969	8,780,230

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)

United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	14,345	$ 13,466,465
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31	11,495	10,776,653
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	9,940	9,035,716
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625	12/03/26	1,387	1,144,530
				297,810,430
Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	3,995	4,290,922
Michael Kors USA, Inc., Gtd. Notes, 144A(a)	4.250	11/01/24	10,000	9,449,240
VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	17,955	19,079,910
Sr. Unsec’d. Notes(a)	2.800	04/23/27	23,470	25,357,697
Sr. Unsec’d. Notes(a)	2.950	04/23/30	36,425	40,036,081
				98,213,850
Auto Manufacturers 1.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.676 (c)	04/12/21	11,995	11,968,661
Gtd. Notes, 144A(a)	3.100	04/12/21	16,005	16,298,312

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21	10,540	10,738,749
Ford Motor Co., Sr. Unsec’d. Notes(a)	6.375	02/01/29	2,595	2,704,340
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	3.087	01/09/23	26,375	26,282,881
Sr. Unsec’d. Notes(a)	3.096	05/04/23	12,090	12,042,325
Sr. Unsec’d. Notes	3.219	01/09/22	12,975	12,959,796
Sr. Unsec’d. Notes(a)	3.336	03/18/21	21,363	21,436,295
Sr. Unsec’d. Notes	3.350	11/01/22	30,975	31,210,936
Sr. Unsec’d. Notes(a)	3.810	01/09/24	5,000	5,040,522
Sr. Unsec’d. Notes	3.813	10/12/21	2,000	2,022,574
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	33,040,443

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes(a)	4.375%	08/06/23		13,975	$ 14,477,180
Sr. Unsec’d. Notes	5.085	01/07/21		5,500	5,544,482
Sr. Unsec’d. Notes(a)	5.596	01/07/22		20,000	20,777,552
Sr. Unsec’d. Notes, GMTN(a)	4.389	01/08/26		225	230,918
General Motors Co.,
Sr. Unsec’d. Notes(a)	4.000	04/01/25		5,560	5,976,670
Sr. Unsec’d. Notes	6.250	10/02/43		2,785	3,306,338
Sr. Unsec’d. Notes(a)	6.600	04/01/36		4,470	5,467,659
Sr. Unsec’d. Notes	6.800	10/01/27		19,545	23,919,649
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	1.118 (c)	04/09/21		11,990	11,966,481
Gtd. Notes	3.450	04/10/22		27,425	28,185,842
Gtd. Notes	3.550	04/09/21		9,070	9,205,543
Gtd. Notes	3.700	05/09/23		21,265	22,296,810
Gtd. Notes	3.850	01/05/28		20,453	21,596,427
Gtd. Notes	4.000	10/06/26		7,785	8,358,306
Gtd. Notes(a)	4.350	01/17/27		23,775	26,009,569
Gtd. Notes(a)	5.250	03/01/26		2,450	2,773,225
Sr. Unsec’d. Notes(a)	2.900	02/26/25		47,045	48,725,905

Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25		8,834	9,051,407
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600 (cc)	10/24/25		113,386	125,277,552
					578,893,349
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500	08/15/24	EUR	9,692	10,478,408
Gtd. Notes, 144A	4.875	08/15/26		3,825	3,566,055

Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000	05/15/26		9,800	10,559,887
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		6,325	6,406,997
Gtd. Notes(a)	6.500	04/01/27		33,572	34,395,080

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26		725	393,570
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750	04/15/25		5,513	5,727,509
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24		4,285	4,777,700

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Magna International, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	4.150%	10/01/25	3,900	$4,417,011

ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	681	713,465
				81,435,682
Banks 10.0%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A(a)	4.250	04/01/23	2,532	2,688,587
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes(a)	5.875	04/25/21	3,301	3,336,487
Sr. Unsec’d. Notes, 144A	5.875	04/25/21	12,023	12,152,250
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.386 (c)	04/12/23	3,400	3,391,446
Sr. Unsec’d. Notes(a)	3.125	02/23/23	7,600	7,991,538
Sr. Unsec’d. Notes	3.500	04/11/22	6,600	6,878,308
Sr. Unsec’d. Notes	3.848	04/12/23	5,200	5,583,989
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300 (ff)	–(rr)	49,750	56,839,375
Jr. Sub. Notes, Series FF	5.875 (ff)	–(rr)	31,720	33,937,310
Jr. Sub. Notes, Series JJ	5.125 (ff)	–(rr)	4,865	5,012,892
Jr. Sub. Notes, Series MM	4.300 (ff)	–(rr)	5,000	4,731,847
Sr. Unsec’d. Notes(a)	2.592 (ff)	04/29/31	11,710	12,560,992
Sr. Unsec’d. Notes(a)	2.738 (ff)	01/23/22	23,770	24,037,647
Sr. Unsec’d. Notes	3.004 (ff)	12/20/23	3,493	3,679,468
Sr. Unsec’d. Notes	3.366 (ff)	01/23/26	36,535	40,309,454
Sr. Unsec’d. Notes, GMTN	3.593 (ff)	07/21/28	77,865	88,596,099
Sr. Unsec’d. Notes, MTN(a)	1.898 (ff)	07/23/31	25,920	26,324,624
Sr. Unsec’d. Notes, MTN(a)	2.496 (ff)	02/13/31	220,330	234,159,896
Sr. Unsec’d. Notes, MTN	3.194 (ff)	07/23/30	30,315	33,829,427
Sr. Unsec’d. Notes, MTN	3.824 (ff)	01/20/28	41,818	47,845,200
Sr. Unsec’d. Notes, MTN(a)	3.974 (ff)	02/07/30	29,890	35,108,159
Sr. Unsec’d. Notes, MTN(a)	4.083 (ff)	03/20/51	50,000	65,335,480
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	16,890	18,837,249
Sr. Unsec’d. Notes, MTN	4.271 (ff)	07/23/29	1,030	1,225,947
Sr. Unsec’d. Notes, MTN(a)	4.330 (ff)	03/15/50	104,325	141,708,028
Sub. Notes, MTN	4.000	01/22/25	44,250	49,418,067
Sub. Notes, MTN	4.450	03/03/26	45,890	52,979,476
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	19,930	20,942,970
Sr. Unsec’d. Notes, MTN(a)	2.950	01/29/23	4,360	4,624,944
Sr. Unsec’d. Notes, Series G, MTN	3.000	02/24/25	9,393	10,373,589

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950%	03/28/24	1,000	$ 1,052,911
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.932 (ff)	05/07/25	71,450	78,034,283
Sr. Unsec’d. Notes	4.610 (ff)	02/15/23	64,345	67,796,683
Sr. Unsec’d. Notes(a)	4.950	01/10/47	4,800	6,721,805
Sr. Unsec’d. Notes, MTN(a)	4.972 (ff)	05/16/29	18,800	22,491,191
Sub. Notes	4.836	05/09/28	12,120	13,656,110
Sub. Notes(a)	5.088 (ff)	06/20/30	19,770	23,232,466
Sub. Notes	5.200	05/12/26	15,595	17,785,028

BBVA Bancomer SA (Mexico), Sub. Notes	6.500	03/10/21	577	591,496
BNG Bank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	1,500	1,494,936
BNP Paribas SA (France),
Gtd. Notes, MTN	3.250	03/03/23	4,525	4,862,098
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	59,970	65,436,032
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	20,035	23,814,145
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	1,435	1,489,910
Sr. Unsec’d. Notes, 144A, MTN	3.052 (ff)	01/13/31	43,050	46,941,822
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	17,005	18,126,717
Sub. Notes, 144A, MTN(a)	4.375	05/12/26	8,755	9,875,861
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	4,158,221
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	20,350	22,607,318
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,822,117
Sub. Notes, 144A, MTN(a)	4.500	03/15/25	3,000	3,327,935
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,816,823
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,165,637

CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	2,023,778
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950 (ff)	–(rr)	51,035	50,195,347
Jr. Sub. Notes, Series R	6.125 (ff)	–(rr)	6,590	6,570,887
Jr. Sub. Notes, Series T	6.250 (ff)	–(rr)	9,660	10,867,427
Jr. Sub. Notes, Series U	5.000 (ff)	–(rr)	40,750	40,798,443
Jr. Sub. Notes, Series V	4.700 (ff)	–(rr)	30,535	29,322,321
Sr. Unsec’d. Notes	2.666 (ff)	01/29/31	181,555	194,125,374
Sr. Unsec’d. Notes	2.750	04/25/22	3,065	3,178,934
Sr. Unsec’d. Notes(a)	2.876 (ff)	07/24/23	7,800	8,131,228
Sr. Unsec’d. Notes	3.200	10/21/26	45,317	50,433,087
Sr. Unsec’d. Notes	3.400	05/01/26	20,000	22,392,511

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.520%(ff)	10/27/28	24,285	$ 27,365,236
Sr. Unsec’d. Notes(a)	3.668 (ff)	07/24/28	12,612	14,327,434
Sr. Unsec’d. Notes	3.700	01/12/26	21,150	23,958,519
Sr. Unsec’d. Notes(a)	3.887 (ff)	01/10/28	1,700	1,941,222
Sr. Unsec’d. Notes(a)	4.044 (ff)	06/01/24	4,520	4,920,191
Sr. Unsec’d. Notes(a)	5.316 (ff)	03/26/41	125,000	180,639,968
Sr. Unsec’d. Notes(a)	8.125	07/15/39	985	1,772,007
Sub. Notes	4.300	11/20/26	1,175	1,356,678
Sub. Notes	4.400	06/10/25	22,755	25,883,498
Sub. Notes(a)	4.750	05/18/46	42,640	56,980,090
Corp. Financiera de Desarrollo SA (Peru),
Sr. Unsec’d. Notes	4.750	02/08/22	6,000	6,249,309
Sr. Unsec’d. Notes, 144A	4.750	02/08/22	8,176	8,515,725

Credit Agricole SA (France), Jr. Sub. Notes	7.875 (ff)	–(rr)	1,000	1,097,125
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	3.625	09/09/24	6,450	7,183,149
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869 (ff)	01/12/29	8,734	9,824,938
Sr. Unsec’d. Notes, 144A	4.194 (ff)	04/01/31	30,500	35,697,748
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	4,032,737
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes(a)	3.750	03/26/25	3,590	3,974,817
Gtd. Notes(a)	3.800	09/15/22	1,930	2,051,996
Gtd. Notes	3.800	06/09/23	23,170	25,004,269
Gtd. Notes(a)	4.550	04/17/26	4,315	5,035,736

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.244 (ff)	12/20/25	22,650	24,154,397
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	1.846 (c)	02/04/21	18,675	18,642,663
Sr. Unsec’d. Notes	3.150	01/22/21	4,950	4,994,584
Sr. Unsec’d. Notes	3.950	02/27/23	9,250	9,735,363
Sr. Unsec’d. Notes(a)	4.250	02/04/21	26,360	26,709,810
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	2,160	2,194,920
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	79,400	83,301,969
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	13,200	14,279,337
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	6,500	7,190,121
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22	1,000	1,026,481
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23	10,000	10,680,275

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625%	10/16/24		5,250	$ 5,481,454
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23		16,750	18,215,970
Gov’t. Liquid Gtd. Notes, EMTN	1.125	06/15/22	GBP	8,000	10,624,244
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	90,700	127,462,078
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26		6,775	7,423,181
Sr. Unsec’d. Notes(a)	4.200	08/08/23		9,280	10,216,493
Sr. Unsec’d. Notes	4.250	03/13/26		675	766,860

First Abu Dhabi Bank PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	3.000	03/30/22		3,600	3,713,881
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.370 (c)	–(rr)		17,210	16,706,026
Jr. Sub. Notes, Series O	5.300 (ff)	–(rr)		40,010	42,220,026
Sr. Unsec’d. Notes	2.908 (ff)	06/05/23		16,250	16,887,060
Sr. Unsec’d. Notes(a)	3.272 (ff)	09/29/25		24,791	26,940,435
Sr. Unsec’d. Notes	3.500	01/23/25		24,570	27,034,084
Sr. Unsec’d. Notes(a)	3.500	04/01/25		3,920	4,344,225
Sr. Unsec’d. Notes(a)	3.500	11/16/26		19,290	21,518,976
Sr. Unsec’d. Notes	3.750	02/25/26		31,653	35,889,171
Sr. Unsec’d. Notes	3.814 (ff)	04/23/29		17,045	19,679,708
Sr. Unsec’d. Notes(a)	3.850	01/26/27		38,070	43,313,322
Sr. Unsec’d. Notes, EMTN	2.100 (cc)	11/26/22		14,100	14,464,056
Sr. Unsec’d. Notes, EMTN	3.000 (cc)	05/31/24		95,768	104,623,142
Sr. Unsec’d. Notes, MTN	2.905 (ff)	07/24/23		29,890	31,138,973
Sub. Notes(a)	5.150	05/22/45		12,425	17,237,290
Sub. Notes	6.750	10/01/37		276	414,696

HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.850 (ff)	09/28/24		10,000	9,782,943
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	2.558 (c)	03/08/21		230	232,786
Sr. Unsec’d. Notes	3.803 (ff)	03/11/25		1,360	1,473,533
Sr. Unsec’d. Notes(a)	3.900	05/25/26		4,175	4,691,144
Sr. Unsec’d. Notes	4.292 (ff)	09/12/26		1,625	1,820,000
Sr. Unsec’d. Notes	4.583 (ff)	06/19/29		41,115	47,975,295
Sr. Unsec’d. Notes	4.875	01/14/22		450	477,523
Sub. Notes	4.250	03/14/24		4,200	4,595,022

ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250	09/09/22		2,200	2,243,196
ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550	04/09/24		2,400	2,627,709

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625%(ff)	–(rr)	30,100	$ 29,345,211
Jr. Sub. Notes, Series FF	5.000 (ff)	–(rr)	29,225	29,412,768
Jr. Sub. Notes, Series HH	4.600 (ff)	–(rr)	43,485	42,230,696
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.738 (c)	–(rr)	2,878	2,754,059
Jr. Sub. Notes, Series II	4.000 (ff)	–(rr)	89,955	83,374,939
Jr. Sub. Notes, Series S	6.750 (ff)	–(rr)	29,650	32,898,177
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	4.051 (c)	–(rr)	21,720	21,207,927
Sr. Unsec’d. Notes(a)	2.522 (ff)	04/22/31	37,950	40,927,371
Sr. Unsec’d. Notes	2.550	03/01/21	2,567	2,595,930
Sr. Unsec’d. Notes(a)	2.739 (ff)	10/15/30	100,695	110,075,949
Sr. Unsec’d. Notes	3.200	01/25/23	8,265	8,818,065
Sr. Unsec’d. Notes	3.200	06/15/26	17,100	19,204,774
Sr. Unsec’d. Notes	3.250	09/23/22	8,770	9,296,969
Sr. Unsec’d. Notes	3.300	04/01/26	30,910	34,799,817
Sr. Unsec’d. Notes	3.509 (ff)	01/23/29	61,905	70,441,562
Sr. Unsec’d. Notes	3.702 (ff)	05/06/30	91,135	105,650,538
Sr. Unsec’d. Notes(a)	3.964 (ff)	11/15/48	7,285	9,439,799
Sr. Unsec’d. Notes	4.005 (ff)	04/23/29	52,470	61,708,996
Sr. Unsec’d. Notes	4.250	10/15/20	5,160	5,199,942
Sr. Unsec’d. Notes	4.260 (ff)	02/22/48	19,366	25,940,585
Sr. Unsec’d. Notes	4.350	08/15/21	2,240	2,332,634
Sr. Unsec’d. Notes	4.493 (ff)	03/24/31	175,000	217,083,393
Sr. Unsec’d. Notes	4.500	01/24/22	3,350	3,551,234
Sr. Unsec’d. Notes	4.625	05/10/21	1,915	1,979,216
Sub. Notes	3.375	05/01/23	2,775	2,974,770
Sub. Notes	3.875	09/10/24	18,900	21,125,515

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	60	61,808
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,715	18,951,212
Sr. Unsec’d. Notes(a)	3.900	03/12/24	6,047	6,683,080

Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,525	24,676,251
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250	10/21/20	14,470	14,647,223
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170	09/11/27	10,000	11,008,913
Morgan Stanley,
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810% (Cap N/A, Floor 0.000%)	4.085 (c)	–(rr)	4,810	4,669,692

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN(a)	2.699%(ff)	01/22/31	124,550	$ 135,870,090
Sr. Unsec’d. Notes, GMTN(a)	3.700	10/23/24	5,000	5,585,402
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	18,090	19,543,869
Sr. Unsec’d. Notes, GMTN	3.772 (ff)	01/24/29	50,115	58,117,678
Sr. Unsec’d. Notes, GMTN	4.431 (ff)	01/23/30	10,745	13,039,947
Sr. Unsec’d. Notes, GMTN(a)	5.597 (ff)	03/24/51	150,000	239,907,245
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	16,890	17,360,019
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	10,000	10,397,102
Sr. Unsec’d. Notes, MTN(a)	3.125	07/27/26	49,095	55,010,369
Sr. Unsec’d. Notes, MTN	3.591 (ff)	07/22/28	44,390	50,735,495
Sr. Unsec’d. Notes, MTN(a)	3.971 (ff)	07/22/38	12,045	15,017,044
Sub. Notes, GMTN	4.350	09/08/26	15,545	18,176,746
Sub. Notes, MTN	3.950	04/23/27	16,340	18,671,916
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.875	09/12/23	26,670	28,964,002
Sr. Unsec’d. Notes(a)	4.445 (ff)	05/08/30	61,300	72,842,267
Sr. Unsec’d. Notes	4.519 (ff)	06/25/24	25,400	27,735,616

People’s United Bank NA, Sub. Notes	4.000	07/15/24	500	529,875
PNC Bank NA,
Sr. Unsec’d. Notes	2.625	02/17/22	14,615	15,106,714
Sr. Unsec’d. Notes(a)	2.950	02/23/25	12,890	14,173,198
Sub. Notes	2.950	01/30/23	10,835	11,418,943
Sub. Notes	4.050	07/26/28	1,450	1,731,118
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,686,868
Sr. Unsec’d. Notes(a)	3.450	04/23/29	19,920	23,436,682
Sub. Notes	3.900	04/29/24	2,715	3,017,777

Rheinland-Pfalz Bank (Germany), Sub. Notes	6.875	02/23/28	7,600	10,506,101
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	430	432,103
Sr. Unsec’d. Notes	2.875	08/05/21	8,090	8,283,373
Sr. Unsec’d. Notes	3.373 (ff)	01/05/24	38,105	40,133,743
Sr. Unsec’d. Notes	3.571	01/10/23	15,400	15,979,392

Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000	01/18/23	5,125	5,411,479
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	9,390	9,615,031

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Truist Bank,
Sr. Unsec’d. Notes	2.750%	05/01/23	3,675	$ 3,880,982
Sr. Unsec’d. Notes	2.850	04/01/21	9,550	9,689,793

Truist Financial Corp., Jr. Sub. Notes, Series N	4.800 (ff)	–(rr)	41,643	41,687,845
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	1.008 (ff)	07/30/24	11,645	11,697,889
Sr. Unsec’d. Notes, 144A	1.364 (ff)	01/30/27	13,000	13,112,521
Sr. Unsec’d. Notes, 144A(a)	2.859 (ff)	08/15/23	30,355	31,576,918
Sr. Unsec’d. Notes, 144A	3.126 (ff)	08/13/30	14,130	15,665,880
Sr. Unsec’d. Notes, 144A(a)	3.491	05/23/23	24,420	25,604,954
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	26,385	30,318,781
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,823,536
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500	03/04/21	6,960	7,045,189
Sr. Unsec’d. Notes(a)	3.068 (ff)	04/30/41	65,040	71,110,246
Sr. Unsec’d. Notes, MTN	2.572 (ff)	02/11/31	92,460	98,143,641
Sr. Unsec’d. Notes, MTN	2.879 (ff)	10/30/30	23,111	25,117,996
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	8,280	9,004,609
Sr. Unsec’d. Notes, MTN(a)	4.478 (ff)	04/04/31	225,000	276,480,284
				5,945,205,724
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	25,475	31,297,694
Gtd. Notes	4.900	02/01/46	44,090	56,529,718
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	39,566	51,832,693
Gtd. Notes(a)	5.550	01/23/49	49,910	69,870,031
Gtd. Notes	8.000	11/15/39	1,880	3,054,118
Gtd. Notes	8.200	01/15/39	450	747,467

Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	28,355	29,066,729
				242,398,450

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Biotechnology 0.0%
Biogen, Inc., Sr. Unsec’d. Notes	3.150%	05/01/50		24,390	$ 25,782,802
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.800	04/01/44		1,945	2,774,220
					28,557,022
Building Materials 0.1%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26		3,000	3,157,838
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25		1,700	1,814,518
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,534,900
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,566,146
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	24,418,155
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	4,848,145

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		1,325	1,413,832
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125	07/15/23		5,000	5,005,110
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24		14,420	14,725,166
					61,483,810
Chemicals 1.1%
Alpek SAB de CV (Mexico), Gtd. Notes	4.500	11/20/22		4,200	4,362,589
Ashland LLC, Gtd. Notes	6.875	05/15/43		10,850	13,554,877
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	4.500	01/31/30		3,000	2,783,700
CF Industries, Inc.,
Gtd. Notes(a)	4.950	06/01/43		8,565	10,018,532
Gtd. Notes	5.375	03/15/44		20,115	24,542,436
Sr. Sec’d. Notes, 144A	3.400	12/01/21		17,182	17,530,688
Chemours Co. (The),
Gtd. Notes(a)	4.000	05/15/26	EUR	28,870	31,671,337
Gtd. Notes(a)	7.000	05/15/25		8,000	8,201,366

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750%	06/14/22	EUR	14,350	$ 17,010,225
Gtd. Notes	3.500	07/19/22		4,400	4,548,454

Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	61,343	70,122,822
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26		6,090	6,793,678
Sr. Unsec’d. Notes(a)	4.800	05/15/49		12,755	16,020,959
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	7,596,279
Sr. Unsec’d. Notes(a)	5.550	11/30/48		1,639	2,258,211
Sr. Unsec’d. Notes	9.400	05/15/39		330	588,738

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		15,755	15,899,091
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,807,253
FMC Corp., Sr. Unsec’d. Notes(a)	4.500	10/01/49		12,925	16,543,058
LYB International Finance III LLC,
Gtd. Notes(a)	4.200	10/15/49		39,625	45,711,392
Gtd. Notes(a)	4.200	05/01/50		45,290	52,075,385
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		8,860	10,721,322
Sr. Unsec’d. Notes(a)	5.750	04/15/24		4,000	4,650,869
Sr. Unsec’d. Notes	6.000	11/15/21		9,954	10,505,439

Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	4,448,557
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625	11/15/43		3,455	3,914,180
Nouryon Holding BV (Netherlands),
Gtd. Notes(a)	6.500	10/01/26	EUR	22,308	26,934,651
Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26		2,500	2,668,653
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		2,589	2,586,939
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25		3,190	3,165,135
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27		6,725	6,361,518
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	2,202,111
Sr. Unsec’d. Notes(a)	4.900	06/01/43		3,370	4,247,211
Sr. Unsec’d. Notes(a)	5.000	04/01/49		9,334	12,622,719
Sr. Unsec’d. Notes	5.250	01/15/45		11,059	14,494,945
Sr. Unsec’d. Notes	6.125	01/15/41		1,730	2,373,008
Sr. Unsec’d. Notes	7.125	05/23/36		665	914,478

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

OCI NV (Netherlands), Sr. Sec’d. Notes	3.125%	11/01/24	EUR	21,821	$ 25,391,608
Sasol Financing International Ltd. (South Africa), Gtd. Notes(a)	4.500	11/14/22		13,900	13,232,719
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		41,980	39,368,444
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		25,150	28,041,338
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,375,301
Sr. Unsec’d. Notes(a)	3.450	06/01/27		8,035	9,211,100

TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		10,675	9,501,000
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25		850	1,046,169
WR Grace & Co-Conn, Gtd. Notes, 144A	4.875	06/15/27		7,500	7,986,398
					626,606,882
Commercial Services 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		2,920	3,125,079
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	47,108,720
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	3,156,727
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.293	04/23/21		4,470	4,517,054
Sr. Unsec’d. Notes	2.849	03/03/22		19,000	19,595,744
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	1.163 (c)	09/14/21		1,000	1,003,874
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22		8,105	8,406,568
Gtd. Notes	3.700	04/01/27		6,325	7,291,925

Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858	01/01/2114		4,000	6,189,170
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,677,195
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	14,416,020
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	28,529,843

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A	3.300%	12/01/26		10,390	$ 11,068,441
Gtd. Notes, 144A	3.800	11/01/25		17,535	19,285,176
Gtd. Notes, 144A	4.200	11/01/46		7,890	8,256,064
Gtd. Notes, 144A	4.500	02/15/45		3,720	4,035,575
Gtd. Notes, 144A	6.700	06/01/34		2,355	3,126,065
Gtd. Notes, 144A	7.000	10/15/37		4,090	5,666,491

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	9,189,451
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	9,611,717
Loxam SAS (France),
Sr. Sub. Notes	4.500	04/15/27	EUR	11,500	11,887,633
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	41,800	43,327,055
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	24,571,088
Unsec’d. Notes	4.678	07/01/2114		3,000	4,857,490
Unsec’d. Notes	5.600	07/01/2111		942	1,764,310
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50		8,950	9,972,738
Unsec’d. Notes	3.150	07/15/46		9,930	11,694,211
Unsec’d. Notes(a)	3.300	07/15/56		3,840	4,953,660
Unsec’d. Notes	3.619	10/01/37		4,010	4,997,485
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	99,910	123,299,716
Sr. Unsec’d. Notes(a)	6.875	11/15/26	EUR	26,000	32,836,560

Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes(a)	3.610	02/15/2119		1,065	1,303,299
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		2,800	2,800,000
Gtd. Notes(a)	4.000	07/15/30		4,025	4,158,628
Gtd. Notes(a)	4.875	01/15/28		67,105	72,063,549
Gtd. Notes	5.250	01/15/30		25,725	28,160,823
Gtd. Notes(a)	5.500	05/15/27		5,645	6,068,721

University of Chicago (The), Unsec’d. Notes	2.761	04/01/45		6,560	7,069,663
University of Southern California,
Sr. Unsec’d. Notes	3.226	10/01/2120		5,210	5,837,962
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	12,302,172
					630,183,662

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Computers 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes	3.750%	11/13/47		48,610	$ 62,562,178
Sr. Unsec’d. Notes	4.650	02/23/46		2,025	2,933,557

Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		8,500	8,982,480
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		6,642	6,658,213
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		6,423	6,258,553
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	26,180,000
					113,574,981
Diversified Financial Services 0.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	6,000	7,168,551
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26		4,400	4,524,004
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617	08/15/24		1,848	1,880,031
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		17,000	16,157,514
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150	07/24/24		7,472	8,245,668
Gtd. Notes	5.600	11/25/39		1,200	1,829,052
Gtd. Notes, 144A	3.150	07/24/24		13,090	14,445,368
Gtd. Notes, 144A	5.600	11/25/39		4,045	6,165,428
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375 (ff)	–(rr)		51,150	56,123,420
Sr. Unsec’d. Notes	3.450	02/13/26		8,855	10,050,970

Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.000 (cc)	06/12/24		42,866	46,911,995
Credit Suisse International (United Kingdom),
Sub. Notes, Series B^	2.122 (s)	12/15/20		4,156	4,147,957
Sub. Notes, Series E^	2.109 (s)	12/15/20		1,848	1,844,163
Sub. Notes, Series F^	2.612 (s)	12/15/21		20,083	19,956,149

Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		14,835	16,192,169
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24		19,050	19,594,762

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	21,987	$ 22,655,406
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	1,425	1,798,368
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	6.000	01/15/27	15,790	16,302,506
Gtd. Notes, 144A	8.125	07/15/23	4,000	4,173,675
Gtd. Notes, 144A	9.125	07/15/26	28,950	31,534,485

Navient Solutions LLC, Sr. Unsec’d. Notes	3.404 (s)	10/03/22	348	341,129
OneMain Finance Corp., Gtd. Notes	6.625	01/15/28	5,000	5,726,702
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A(a)	2.125	09/19/22	15,500	16,080,317
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	7,460	7,042,367
Penta Aircraft Leasing LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25	2,183	2,234,218
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.924 (s)	06/02/25	5,801	5,389,279
Postal Square LP,
U.S. Gov’t. Gtd. Notes	6.500	06/15/22	2,949	3,078,478
U.S. Gov’t. Gtd. Notes	8.950	06/15/22	5,707	6,091,175

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24	10,742	13,409,602
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	7,645	7,744,282
U.S. Gov’t. Gtd. Notes, Series GG	2.450	07/15/24	270	291,377
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,564	2,833,884
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25	3,595	4,042,380

Visa, Inc., Sr. Unsec’d. Notes(a)	2.700	04/15/40	11,105	12,662,216
				398,669,047
Electric 2.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes	3.625	01/12/23	8,300	8,802,967
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26	1,300	1,464,919

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
AEP Transmission Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	3.750%	12/01/47	5,595	$ 7,140,413
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	9,374,908
Sr. Unsec’d. Notes, Series M	3.650	04/01/50	10,915	13,743,856

Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	22,698,620
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25	15,645	17,200,237
Avangrid, Inc., Sr. Unsec’d. Notes(a)	3.800	06/01/29	22,140	26,384,000
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22	2,494	2,524,628
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	20,050	20,273,360
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	29,600	30,379,771
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	40,000	41,595,850

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	8,798,457
CenterPoint Energy, Inc., Sr. Unsec’d. Notes(a)	2.950	03/01/30	26,025	28,702,479
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,764,774
CMS Energy Corp., Jr. Sub. Notes	4.750 (ff)	06/01/50	23,485	25,055,559
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	3,308,973
First Mortgage	4.000	03/01/48	4,510	5,977,929
First Mortgage	4.350	11/15/45	2,780	3,796,145
First Mortgage	6.450	01/15/38	690	1,108,888
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	9,415,964
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,946,801
Dominion Energy, Inc.,
Jr. Sub. Notes	2.715	08/15/21	19,335	19,748,207
Jr. Sub. Notes	4.104	04/01/21	33,540	34,270,129
Sr. Unsec’d. Notes	3.900	10/01/25	3,855	4,407,768
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	7,438,329
Sr. Unsec’d. Notes, Series D(a)	2.850	08/15/26	5,685	6,260,814

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	51,469,401
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	8,951,187

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC, (cont’d.)
First Mortgage	4.250%	12/15/41	6,000	$ 8,072,655
First Ref. Mortgage	2.500	03/15/23	11,945	12,542,280
First Ref. Mortgage	3.750	06/01/45	3,045	3,841,319
First Ref. Mortgage	4.000	09/30/42	1,025	1,327,591

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,725	14,029,022
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	3,141,956
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	1,013,426
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(a)	2.350	10/13/20	28,225	28,273,786
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	10,060	11,369,613
Gtd. Notes	4.750	06/15/46	12,470	16,209,193
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,804,260
Gtd. Notes, 144A	3.500	04/06/28	32,040	35,538,854
Gtd. Notes, 144A	3.625	05/25/27	10,020	11,197,222
Gtd. Notes, 144A	4.875	06/14/29	2,035	2,493,594

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,272,325
Entergy Corp., Sr. Unsec’d. Notes(a)	4.000	07/15/22	37,970	40,322,683
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	14,523,962
Collateral Trust	3.250	04/01/28	5,000	5,636,901
Collateral Trust	4.200	09/01/48	73,240	100,886,270
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	16,930	17,057,948
Sr. Unsec’d. Notes	5.750	01/26/21	20,780	20,501,348
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	12,444,241
Sr. Unsec’d. Notes, 144A(a)	5.750	01/26/21	61,200	60,379,331
Sr. Unsec’d. Notes, 144A(a)	7.125	02/11/25	21,602	20,678,500
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,690,805

Evergy Kansas Central, Inc., First Mortgage	3.450	04/15/50	33,000	40,474,593
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,864,919
Exelon Corp., Sr. Unsec’d. Notes(a)	4.700	04/15/50	9,495	13,173,759

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	11,700	$ 14,873,819
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C(a)	4.850	07/15/47	3,870	4,787,519
Sr. Unsec’d. Notes, Series C	7.375	11/15/31	2,310	3,313,695

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	1,175	1,521,710
Florida Power & Light Co.,
First Mortgage(a)	3.700	12/01/47	10,130	13,314,452
First Mortgage(a)	3.950	03/01/48	8,380	11,433,272

Fortis, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.055	10/04/26	25,625	28,063,421
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,311,818
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	10,658,912
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.250	04/15/26	20	27,596
Local Gov’t. Gtd. Notes	8.250	04/15/26	5	7,103
Local Gov’t. Gtd. Notes	8.250	01/15/27	6	8,719
Local Gov’t. Gtd. Notes	8.500	12/01/29	10	16,177
Local Gov’t. Gtd. Notes	8.625	06/15/29	130	206,132
Local Gov’t. Gtd. Notes	9.400	02/01/21	110	114,872
Local Gov’t. Gtd. Notes	9.400	02/01/21	25	26,097
Local Gov’t. Gtd. Notes, MTN	8.400	03/28/25	3,031	4,070,555
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	565	755,524
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	262,415
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	726,107
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	4,670	6,724,811
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,744	30,231,608
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	24,436,597
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	13,484,875
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	28,965	51,479,275
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22	3,956	4,410,642
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	2,481,363

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	20,928
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	503,026
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21	3,500	3,507,588

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250%	12/01/24		7,850	$ 8,591,217
Sr. Unsec’d. Notes	4.100	09/26/28		3,260	3,846,236

IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	4.250	05/01/30		6,350	7,073,532
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24		6,500	7,324,015
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		30,810	35,099,202

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		1,350	1,748,482
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21		1,000	1,038,066
Sr. Unsec’d. Notes, 144A	4.750	07/13/21		2,125	2,205,890
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22		2,000	2,095,126

Landsvirkjun (Iceland), Gov’t. Gtd. Notes, EMTN	— (p)	07/24/26	EUR	19,850	22,631,102
Louisville Gas & Electric Co., First Mortgage	4.250	04/01/49		15,000	19,951,703
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	686,596
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900	04/01/22		25,835	26,917,691
Gtd. Notes(a)	4.800 (ff)	12/01/77		12,235	12,846,750
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27		9,505	10,195,730
Gtd. Notes, 144A(a)	5.250	06/15/29		6,100	6,731,485

Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	6,550,862
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	11,718,740
First Mortgage	3.300	03/15/51		6,510	7,913,660
First Mortgage	3.350	07/01/25		9,960	11,047,502

PECO Energy Co., First Ref. Mortgage	4.800	10/15/43		6,449	8,995,567
PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	11,976,494
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22		4,000	4,144,389
PSEG Power LLC, Gtd. Notes	3.000	06/15/21		24,545	25,057,104
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	4,004,134

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42		1,990	$ 2,464,573
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22		22,110	23,077,165
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	15,369,509
Sr. Sec’d. Notes	4.434	11/15/41		2,550	3,326,706

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	19,702,101
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	13,329,427
First Mortgage, Series RRR	3.750	06/01/47		1,665	2,067,218
Sempra Energy,
Sr. Unsec’d. Notes	3.400	02/01/28		28,395	32,107,544
Sr. Unsec’d. Notes(a)	3.800	02/01/38		20,750	24,526,143

Southern California Edison Co., First Ref. Mortgage, Series B	2.400	02/01/22		5,165	5,270,002
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41		725	869,864
State Grid Europe Development 2014 PLC (China), Gtd. Notes, Series A	1.500	01/26/22	EUR	5,600	6,698,680
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN(a)	2.750	05/04/22		7,750	7,990,853
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	6,510,743
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	6,749,170
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		25,011	26,605,614
Gtd. Notes, 144A	5.625	02/15/27		8,500	9,116,057
Sr. Sec’d. Notes, 144A(a)	3.550	07/15/24		4,000	4,191,142

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.650	04/01/50		5,445	6,872,096
					1,649,784,199
Electrical Components & Equipment 0.0%
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	7,747	9,387,350

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	7.125%	06/15/25		7,865	$ 8,636,747
Gtd. Notes, 144A(a)	7.250	06/15/28		7,675	8,386,551
					26,410,648
Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		2,900	3,120,523
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25		11,275	12,229,244
					15,349,767
Engineering & Construction 0.1%
AECOM, Gtd. Notes(a)	5.125	03/15/27		16,162	17,681,461
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,275	2,020,944
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		10,000	8,405,772
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		9,000	7,915,927
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,096,648
Sr. Sec’d. Notes, 144A(a)	5.500	10/31/46		1,425	1,192,822
Sr. Sec’d. Notes, 144A	5.500	07/31/47		10,000	8,405,771

Promontoria Holding 264 BV (Netherlands), Sr. Sec’d. Notes(a)	6.750	08/15/23	EUR	7,300	6,955,338
					56,674,683
Entertainment 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		6,725	1,883,093
Gtd. Notes	5.875	11/15/26		21,770	6,095,600
Gtd. Notes	6.375	11/15/24	GBP	44,541	15,225,536
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000%	12.000	06/15/26		6,413	3,045,998
Sr. Sec’d. Notes, 144A	10.500	04/24/26		8,117	7,105,864

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		20,289	18,272,742
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	4,650	3,351,699
Sr. Sec’d. Notes	7.625	11/01/21		1,000	610,000

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Codere Finance 2 Luxembourg SA (Spain), (cont’d.)
Sr. Sec’d. Notes, 144A	7.625%	11/01/21		12,975	$ 7,914,750
Sr. Sec’d. Notes, 144A	12.750	09/30/23	EUR	5,930	6,985,588

Colt Merger Sub, Inc., Sr. Sec’d. Notes, 144A(a)	6.250	07/01/25		10,120	10,583,042
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,120,983
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		8,900	7,802,129
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		8,150	8,676,644
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.250	11/15/29		1,000	924,354
Gtd. Notes, 144A(a)	8.250	03/15/26		17,265	17,225,588
Gtd. Notes, 144A(a)	8.625	07/01/25		3,500	3,510,829
					122,334,439
Food Service 0.0%
Aramark Services, Inc., Gtd. Notes, 144A(a)	6.375	05/01/25		1,075	1,133,677
Foods 0.8%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	24,871,074
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A	3.500	02/15/23		10,000	10,203,111
Gtd. Notes, 144A(a)	4.875	02/15/30		2,400	2,587,097

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		7,145	7,467,454
Campbell Soup Co., Sr. Unsec’d. Notes	3.125	04/24/50		31,730	35,134,517
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	5,910	8,973,777
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22		11,465	11,898,994
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		18,525	19,087,601
Gtd. Notes, 144A	5.875	07/15/24		5,594	5,708,909

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	6.500%	04/15/29		12,880	$ 14,585,341
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30		6,675	7,377,111
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		22,205	23,471,520
Gtd. Notes	4.375	06/01/46		27,652	28,783,481
Gtd. Notes	5.000	07/15/35		3,204	3,752,505
Gtd. Notes(a)	5.200	07/15/45		11,095	12,744,530
Gtd. Notes, 144A	4.625	10/01/39		11,930	12,509,125
Gtd. Notes, 144A	4.875	10/01/49		9,966	10,963,781
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950	11/01/21		18,925	19,466,612
Sr. Unsec’d. Notes	3.300	01/15/21		9,215	9,313,647
Sr. Unsec’d. Notes	3.875	10/15/46		5,820	6,956,363
Sr. Unsec’d. Notes(a)	4.450	02/01/47		800	1,045,488
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	18,468,256
Gtd. Notes, 144A	4.200	04/01/59		12,865	17,699,633

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21		28,070	28,562,012
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500	11/30/24	EUR	7,980	9,306,041
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000 (c)	11/30/23	EUR	10,000	11,427,035
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000 (c)	11/30/23	EUR	18,775	21,454,258

Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.875	09/30/27		750	793,705
Tyson Foods, Inc.,
Sr. Unsec’d. Notes(a)	5.100	09/28/48		37,203	51,968,009
Sr. Unsec’d. Notes(a)	5.150	08/15/44		2,615	3,522,668

Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	3.375	10/21/20		16,067	16,142,179
					456,245,834
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	4,807,011

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Forest Products & Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes	4.400%	08/15/47		3,265	$ 4,081,528
Sr. Unsec’d. Notes(a)	4.800	06/15/44		3,085	3,900,112
Sr. Unsec’d. Notes	5.000	09/15/35		4,350	5,632,071
Sr. Unsec’d. Notes	5.150	05/15/46		2,315	3,094,121
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	3,194,484
Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,958,349

Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A(a)	4.500	04/25/22		6,200	6,449,902
					33,117,578
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		2,100	2,268,243
Sr. Unsec’d. Notes	5.625	05/20/24		6,340	6,851,079
Sr. Unsec’d. Notes	5.750	05/20/27		16,768	18,380,545
Sr. Unsec’d. Notes	5.875	08/20/26		12,975	14,310,272

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,589,822
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		245	325,559
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	3.600	05/01/30		11,380	13,403,169
Sr. Unsec’d. Notes	4.375	05/15/47		22,690	30,081,340
Sr. Unsec’d. Notes(a)	4.800	02/15/44		3,865	5,165,003

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	17,787,327
Southern California Gas Co.,
First Mortgage, Series UU	4.125	06/01/48		5,260	7,112,245
First Mortgage, Series VV	4.300	01/15/49		9,350	12,953,510

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	3,283,569
					133,511,683
Healthcare-Products 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes	3.400	11/30/23		3,800	4,153,338
Sr. Unsec’d. Notes	4.900	11/30/46		4,205	6,367,362

DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	50,715	59,913,369

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes	1.625%	03/07/31	EUR	7,400	$ 9,790,266
Gtd. Notes	2.250	03/07/39	EUR	10,445	14,657,199

Medtronic, Inc., Gtd. Notes	3.500	03/15/25		5,716	6,460,609
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	21,091,595
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes(a)	2.950	09/19/26		6,850	7,667,704
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	30,850,477
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	20,960,642

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	44,479,544
					226,392,105
Healthcare-Services 1.3%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	10,028,036
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	17,145,124
Unsec’d. Notes	2.211	06/15/30		17,245	18,086,911
Unsec’d. Notes	3.008	06/15/50		23,620	25,537,723
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,900	15,344,263
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	5,607,696
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	7,817,329
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		10,625	11,744,258
Sr. Unsec’d. Notes(a)	3.650	12/01/27		5,020	5,778,559
Sr. Unsec’d. Notes	4.101	03/01/28		8,095	9,636,789
Sr. Unsec’d. Notes	4.650	01/15/43		1,855	2,471,009
Ascension Health,
Sr. Unsec’d. Notes(a)	3.945	11/15/46		5,085	6,744,084
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	32,300,881
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	5,263,561

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	18,454,856
Centene Corp., Sr. Unsec’d. Notes	4.250	12/15/27		4,085	4,354,823
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		6,795	7,234,786

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500%	07/01/57		4,200	$ 5,479,871
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25		23,647	26,775,237
Gtd. Notes(a)	5.375	09/01/26		2,483	2,843,953
Gtd. Notes	5.875	02/15/26		2,000	2,342,543
Sr. Sec’d. Notes	4.750	05/01/23		2,204	2,412,955
Sr. Sec’d. Notes	5.125	06/15/39		17,150	21,665,868
Sr. Sec’d. Notes(a)	5.250	06/15/49		15,505	20,570,359
Humana, Inc.,
Sr. Unsec’d. Notes	3.950	03/15/27		6,745	7,756,453
Sr. Unsec’d. Notes	4.875	04/01/30		100,000	125,644,739

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		10,475	13,641,746
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	25,700	29,972,703
Kaiser Foundation Hospitals,
Gtd. Notes(a)	4.150	05/01/47		15,275	20,386,992
Gtd. Notes, Series 2019	3.266	11/01/49		21,296	25,042,280
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22		9,220	9,577,254
Sr. Unsec’d. Notes(a)	3.250	09/01/24		14,680	16,130,725
Sr. Unsec’d. Notes	3.600	09/01/27		10,355	11,856,427
Sr. Unsec’d. Notes	4.700	02/01/45		1,075	1,427,307

Mayo Clinic, Unsec’d. Notes	4.128	11/15/52		8,312	11,044,861
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		675	931,105
Montefiore Obligated Group, Unsec’d. Notes	4.287	09/01/50		8,570	9,040,779
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45		4,350	5,663,232
Unsec’d. Notes	4.763	08/01/2116		4,800	6,052,604

New York and Presbyterian Hospital (The), Unsec’d. Notes	3.954	08/01/2119		12,470	14,381,477
NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44		6,375	7,789,131
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22		339	345,256
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47		2,900	3,384,356

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	3.450%	06/01/26	9,947	$ 11,355,545
Sr. Unsec’d. Notes(a)	3.500	03/30/25	8,005	8,920,497

Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	10.000	04/15/27	7,917	8,402,593
Tenet Healthcare Corp.,
Sec’d. Notes(a)	5.125	05/01/25	1,400	1,441,539
Sec’d. Notes, 144A(a)	6.250	02/01/27	7,350	7,802,352
Sr. Sec’d. Notes, 144A(a)	4.625	06/15/28	1,620	1,702,880
Sr. Sec’d. Notes, 144A	5.125	11/01/27	47,479	50,446,438
Sr. Unsec’d. Notes(a)	6.750	06/15/23	2,275	2,400,517
Sr. Unsec’d. Notes(a)	7.000	08/01/25	23,008	23,807,875
Sr. Unsec’d. Notes	8.125	04/01/22	2,180	2,354,456
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	4,676,051
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	2,513,536
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	14,850	16,669,358
Sr. Unsec’d. Notes(a)	3.375	04/15/27	19,080	22,006,105
Sr. Unsec’d. Notes	4.375	03/15/42	615	821,600
Sr. Unsec’d. Notes(a)	4.625	07/15/35	5,475	7,452,442
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	2,368,530
Sr. Unsec’d. Notes	5.700	10/15/40	185	282,393
Sr. Unsec’d. Notes	5.800	03/15/36	909	1,358,843

Willis-Knighton Medical Center, Sec’d. Notes	4.813	09/01/48	4,130	5,255,859
				787,750,310
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22	14,200	14,589,323
Hutchison Whampoa International 11 Ltd. (United Kingdom), Gtd. Notes	4.625	01/13/22	2,233	2,341,936
				16,931,259
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	6,030	6,146,891
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	7,378	7,918,155

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875%	10/15/27		2,000	$ 2,013,658
Gtd. Notes	7.250	10/15/29		1,400	1,501,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.250	09/15/27		1,525	1,532,442
Gtd. Notes, 144A	6.375	05/15/25		6,850	6,961,211

KB Home, Gtd. Notes	7.000	12/15/21		6,120	6,424,812
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		4,300	4,842,939
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22		6,900	6,461,689
PulteGroup, Inc., Gtd. Notes(a)	5.500	03/01/26		16,243	18,775,526
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	7,502,055
Gtd. Notes, 144A	5.875	01/31/25		3,050	3,132,988
Gtd. Notes, 144A	5.875	06/15/27		8,150	9,040,811
Gtd. Notes, 144A(a)	6.000	09/01/23		682	702,507
Gtd. Notes, 144A	6.625	07/15/27		12,490	13,579,284
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		2,805	3,061,717

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		2,590	2,732,515
					102,330,700
Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	47,845,346
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		657	679,725
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	17,442,141
					65,967,212
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.700	04/01/26		20,095	21,776,470

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	46,400	$ 57,972,640
Sr. Unsec’d. Notes	3.875	01/15/35		500	592,167
Sr. Unsec’d. Notes	3.900	04/01/26		27,135	31,113,713
Sr. Unsec’d. Notes	4.125	02/15/24		280	313,042
Sr. Unsec’d. Notes(a)	4.375	01/15/55		4,560	5,639,641
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	3,269,371

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	8,723,449
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,999,667
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300	05/15/43		4,365	6,031,379
CNA Financial Corp.,
Sr. Unsec’d. Notes(a)	3.900	05/01/29		16,610	18,948,668
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	20,320,090
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	14,036,138
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	578,709
Sr. Unsec’d. Notes	5.950	10/15/36		755	1,061,572
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,454,241

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	19,331,719
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	30,320,462
Gtd. Notes, 144A(a)	3.951	10/15/50		13,748	15,957,291
Gtd. Notes, 144A(a)	4.569	02/01/29		1,675	2,035,877
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	12,065,514
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	5,308,515
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	10,132,148
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,750	2,958,146
Sr. Unsec’d. Notes	5.000	03/30/43		300	367,930
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	9,921,955
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	18,997,859

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59		758	906,857
Principal Financial Group, Inc.,
Gtd. Notes(a)	4.300	11/15/46		7,190	9,113,152
Gtd. Notes	4.350	05/15/43		3,100	3,878,794
Gtd. Notes	4.625	09/15/42		275	353,308

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375%(ff)	–(rr)		15,110	$ 15,223,319
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	722,486
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	22,490,615
Sub. Notes, 144A	6.850	12/16/39		325	512,018

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20		225	226,252
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22		2,675	2,824,060
Sr. Unsec’d. Notes	5.375	09/15/20		2,235	2,246,605

Willis North America, Inc., Gtd. Notes	3.600	05/15/24		20,670	22,502,485
					381,451,854
Iron/Steel 0.0%
thyssenkrupp AG (Germany), Sr. Unsec’d. Notes	1.375	03/03/22	EUR	7,750	9,003,041
Lodging 0.2%
Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.900	08/08/29		2,490	2,482,499
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,965	37,553,775
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	0.950 (c)	12/01/20		22,605	22,509,152

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125	08/08/25		11,100	12,215,970
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.625	03/01/21		980	983,963
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,000	12,961,509
					88,706,868

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes	2.600%	04/09/30		15,320	$ 17,128,113
Sr. Unsec’d. Notes(a)	3.250	04/09/50		10,720	12,893,899
					30,022,012
Machinery-Diversified 0.2%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21		6,565	6,725,497
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98		1,500	2,131,773
Vertical Holdco GmbH (Germany), Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	27,700	32,848,004
Vertical Midco GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	4.375	07/15/27	EUR	43,500	51,497,029
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28		11,817	13,562,371
Xylem, Inc.,
Sr. Unsec’d. Notes(a)	3.250	11/01/26		4,770	5,360,107
Sr. Unsec’d. Notes	4.875	10/01/21		1,505	1,577,607
					113,702,388
Media 1.2%
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24		4,493	4,579,766
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31		7,550	7,918,984
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		10,975	11,724,333
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		22,883	25,083,668
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		24,275	25,700,788
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26		21,867	22,881,656
Sr. Unsec’d. Notes, 144A	5.875	04/01/24		7,575	7,839,480
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51		76,331	80,614,108
Sr. Sec’d. Notes(a)	4.800	03/01/50		28,458	34,380,175
Sr. Sec’d. Notes	5.125	07/01/49		40,050	49,404,079
Sr. Sec’d. Notes(a)	5.375	04/01/38		6,075	7,651,811
Sr. Sec’d. Notes(a)	5.375	05/01/47		26,899	33,994,873
Sr. Sec’d. Notes(a)	5.750	04/01/48		27,908	36,846,951
Sr. Sec’d. Notes	6.384	10/23/35		7,110	9,741,707
Sr. Sec’d. Notes	6.484	10/23/45		4,326	6,103,535

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	6.834%	10/23/55		7,580	$ 10,923,316
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(a)	9.250	02/15/24		23,209	21,062,795
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27		7,325	7,208,439
Comcast Corp.,
Gtd. Notes(a)	3.450	02/01/50		18,790	22,688,817
Gtd. Notes	3.969	11/01/47		16	20,528
Gtd. Notes	4.150	10/15/28		62,610	76,501,238
Gtd. Notes(a)	4.250	10/15/30		21,615	27,196,469

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	17,497,997
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	05/15/26		4,137	4,332,503
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28		6,465	7,444,113
Sr. Unsec’d. Notes, 144A	10.875	10/15/25		1,150	1,233,409
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27		13,905	7,612,166
Sr. Sec’d. Notes, 144A	5.375	08/15/26		11,000	8,431,953
Discovery Communications LLC,
Gtd. Notes(a)	5.000	09/20/37		18,223	22,244,912
Gtd. Notes(a)	5.200	09/20/47		22,906	29,013,781
Gtd. Notes	5.300	05/15/49		13,797	17,715,626
DISH DBS Corp.,
Gtd. Notes(a)	7.750	07/01/26		16,652	18,689,322
Gtd. Notes, 144A	7.375	07/01/28		2,745	2,911,044

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26		5,170	5,204,313
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38		3,600	5,228,447
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25		10,700	10,380,139
ViacomCBS, Inc.,
Sr. Unsec’d. Notes(a)	4.375	03/15/43		3,000	3,324,155
Sr. Unsec’d. Notes	5.850	09/01/43		7,750	9,864,115

Walt Disney Co. (The), Gtd. Notes	7.625	11/30/28		550	785,009
Ziggo BV (Netherlands), Sr. Sec’d. Notes	4.250	01/15/27	EUR	22,079	27,048,031
					729,028,551

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes(a)	5.750%	05/01/43		14,510	$ 21,694,129
Newmont Corp., Gtd. Notes	3.625	06/09/21		2,405	2,455,063
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes(a)	3.500	11/08/22		3,108	3,275,402
Sr. Unsec’d. Notes	6.750	04/16/40		6,498	9,543,384
Sr. Unsec’d. Notes	7.500	07/27/35		260	386,563
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	3,096,032
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	1,028,917
Sr. Unsec’d. Notes	6.000	08/15/40		9,014	9,860,090
Sr. Unsec’d. Notes(a)	6.125	10/01/35		23,727	27,803,757
Sr. Unsec’d. Notes	6.250	07/15/41		5,000	5,594,127
					84,737,464
Miscellaneous Manufacturing 0.1%
General Electric Co.,
Sr. Unsec’d. Notes(a)	4.250	05/01/40		14,735	15,094,921
Sr. Unsec’d. Notes, EMTN	4.208	12/06/21	SEK	28,000	3,283,475

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,462,434
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	27,430,710
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26		3,775	4,087,214
					51,358,754
Multi-National 0.6%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,389,970
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		36,785	50,968,113
Sr. Unsec’d. Notes	6.220	08/15/27		4,120	5,429,257
Sr. Unsec’d. Notes	6.375	10/01/28		2,560	3,624,126
Sr. Unsec’d. Notes, GMTN	0.500	08/28/20	ZAR	52,000	3,031,949
Sr. Unsec’d. Notes, GMTN	0.500	09/28/20	ZAR	46,000	2,672,080
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21		31,240	31,477,754
Sr. Unsec’d. Notes	2.750	01/06/23		17,745	18,407,987
Sr. Unsec’d. Notes	3.250	02/11/22		8,405	8,633,610

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Corp. Andina de Fomento (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes(a)	3.750%	11/23/23	10,400	$ 11,140,221
Sr. Unsec’d. Notes	4.375	06/15/22	16,587	17,510,449

Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000	09/26/20	2,855	2,858,855
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500	12/19/22	1,000	998,688
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.961 (c)	12/29/26	3,500	3,401,398
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	14,240	18,512,153
Sr. Unsec’d. Notes	7.000	06/15/25	4,414	5,745,989
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23	2,000	1,994,924
Unsec’d. Notes	6.950	08/01/26	2,000	2,678,799
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	3,704,215
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	18,848,448
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	12/05/22	60,500	60,192,394
Notes, EMTN	0.500	02/07/23	9,000	8,954,325
Sr. Unsec’d. Notes	— (p)	06/30/34	8,488	6,854,132
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.306 (c)	06/28/26	12,958	12,551,451
Sr. Unsec’d. Notes^	2.700 (cc)	05/30/34	200	175,560
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.820 (c)	08/11/26	21,424	20,693,702
Sr. Unsec’d. Notes, MTN	— (p)	07/31/34	4,605	3,815,975
Sr. Unsec’d. Notes, MTN	— (p)	08/28/34	853	728,431
Sr. Unsec’d. Notes, MTN	— (p)	11/28/34	273	226,803
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.350 (c)	05/31/26	14,714	14,286,304
Unsec’d. Notes, MTN	3.448 (s)	09/17/30	2,250	1,984,797

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	16,376	16,982,080
				365,474,939

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 2.2%
Antero Resources Corp.,
Gtd. Notes	5.000%	03/01/25	12,760	$ 8,088,366
Gtd. Notes	5.125	12/01/22	7,800	6,258,164
Gtd. Notes	5.375	11/01/21	6,153	5,891,497
Gtd. Notes	5.625	06/01/23	9,075	6,509,675

Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	605	608,399
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $12,037,594; purchased 04/02/19-06/03/19)(f)	7.000	11/01/26	12,568	8,064,433
Sr. Unsec’d. Notes, 144A (original cost $13,233,048; purchased 04/02/19-11/18/19)(f)	10.000	04/01/22	12,421	10,273,715

BP Capital Markets America, Inc., Gtd. Notes	4.500	10/01/20	435	437,830
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	22,000	20,157,286
Sr. Unsec’d. Notes(a)	5.400	06/15/47	20,865	18,778,393
Sr. Unsec’d. Notes(a)	6.750	11/15/39	23,573	24,544,714

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	4,900	4,915,202
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	3,275	3,364,712
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	9,550	9,492,913
Gtd. Notes, 144A	7.250	03/14/27	18,225	17,866,277
Concho Resources, Inc.,
Gtd. Notes(a)	3.750	10/01/27	9,065	9,920,734
Gtd. Notes(a)	4.300	08/15/28	8,989	10,186,639
Gtd. Notes(a)	4.850	08/15/48	7,865	9,536,447
Gtd. Notes(a)	4.875	10/01/47	8,994	10,811,619
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	12,160	11,771,199
Gtd. Notes(a)	4.500	04/15/23	19,558	19,559,941

Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	14,222	14,253,361
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	56,675	57,936,241
Gtd. Notes(a)	3.500	12/01/29	13,500	13,518,594

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28	4,175	4,314,976

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	4.000%	09/12/23	4,275	$ 4,629,638
Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	27,835	34,520,523
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.452	04/15/51	57,655	68,433,840
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22	500	527,688
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	8,157	8,746,247
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.400	04/15/29	16,100	16,855,600
Sr. Unsec’d. Notes	6.800	09/15/37	1,150	1,455,185
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	14,525	16,033,615
Sr. Unsec’d. Notes, 144A(a)	4.750	04/19/27	3,000	3,364,578

Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125	11/09/20	1,625	1,645,230
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45	9,983	11,955,995
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	14,263	13,582,890
Gtd. Notes, 144A	7.125	02/01/27	8,860	7,883,314
Newfield Exploration Co.,
Gtd. Notes	5.375	01/01/26	35,890	34,999,967
Gtd. Notes(a)	5.625	07/01/24	26,621	26,572,104
Gtd. Notes	5.750	01/30/22	14,741	14,965,455
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900	11/15/24	3,700	4,116,545
Sr. Unsec’d. Notes	5.050	11/15/44	16,861	22,500,852
Sr. Unsec’d. Notes(a)	5.250	11/15/43	10,950	14,879,468
Sr. Unsec’d. Notes(a)	6.000	03/01/41	2,322	3,333,296
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21	22,832	22,653,827
Sr. Unsec’d. Notes	4.264 (s)	10/10/36	45,000	19,663,886
Sr. Unsec’d. Notes	6.200	03/15/40	4,200	4,011,984
Sr. Unsec’d. Notes(a)	6.450	09/15/36	12,600	12,516,165
Sr. Unsec’d. Notes(a)	6.950	07/01/24	1,060	1,108,416
Sr. Unsec’d. Notes	7.950	06/15/39	1,600	1,606,861
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34	9,845	9,157,261
Gtd. Notes	6.500	02/01/38	2,720	2,423,260

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875%	05/03/22		10,861	$ 11,533,357
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,706,350
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	4.750	01/14/25	EUR	3,365	4,310,634
Gtd. Notes	5.750	02/01/29		1,700	1,838,727
Gtd. Notes	5.999	01/27/28		20,000	22,008,737
Gtd. Notes	6.625	01/16/34	GBP	22,380	30,709,612
Gtd. Notes(a)	6.900	03/19/49		30,000	33,522,260
Gtd. Notes(a)	7.250	03/17/44		2,400	2,759,845
Gtd. Notes	7.375	01/17/27		28,280	33,267,436
Gtd. Notes	8.750	05/23/26		7,740	9,669,407
Gtd. Notes, 144A	5.093	01/15/30		7,852	8,098,389
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,408,721
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	14,500	16,123,508
Gtd. Notes	3.500	01/30/23		8,103	7,844,646
Gtd. Notes	4.750	02/26/29	EUR	22,490	22,396,158
Gtd. Notes	5.500	01/21/21		2,260	2,283,092
Gtd. Notes	6.350	02/12/48		40,644	32,036,212
Gtd. Notes	6.500	03/13/27		64,680	61,711,083
Gtd. Notes	6.500	01/23/29		11,450	10,563,864
Gtd. Notes	6.625	06/15/35		2,920	2,497,799
Gtd. Notes(a)	6.625	06/15/38		10,676	8,709,873
Gtd. Notes	7.690	01/23/50		4,010	3,516,839
Gtd. Notes	9.500	09/15/27		1,590	1,636,162
Gtd. Notes, 144A	6.490	01/23/27		24,393	23,295,315
Gtd. Notes, 144A	6.840	01/23/30		3,000	2,783,811
Gtd. Notes, 144A	7.690	01/23/50		15,783	13,841,963
Gtd. Notes, EMTN	1.875	04/21/22	EUR	5,800	6,455,032
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	19,140,386
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	3,306,780
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	4,609,174
Gtd. Notes, EMTN	4.875	02/21/28	EUR	19,530	19,969,734
Gtd. Notes, MTN	6.750	09/21/47		73,449	59,805,173
Gtd. Notes, MTN	6.875	08/04/26		9,235	9,184,882
Phillips 66,
Gtd. Notes	2.150	12/15/30		2,250	2,230,938
Gtd. Notes(a)	4.650	11/15/34		2,970	3,747,624
Gtd. Notes(a)	4.875	11/15/44		2,830	3,603,400
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		10,025	8,381,819

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp., (cont’d.)
Gtd. Notes	5.000%	08/15/22		1,490	$ 1,435,520
Gtd. Notes	5.000	03/15/23		6,600	6,127,206
Gtd. Notes, 144A(a)	9.250	02/01/26		28,075	27,098,803

Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	5,049,160
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		2,600	2,627,841
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		7,450	3,637,185
Gtd. Notes, 144A	8.000	02/01/27		13,425	6,552,025
Valero Energy Corp.,
Sr. Unsec’d. Notes	3.400	09/15/26		26,460	29,174,019
Sr. Unsec’d. Notes(a)	4.000	04/01/29		7,825	8,923,260

YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/25		656	573,683
					1,293,912,461
Oil & Gas Services 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes(a)	4.486	05/01/30		15,000	17,834,558
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,581,859
					21,416,417
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	15,950	18,316,068
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	42,000	48,230,398

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		1,200	1,297,160
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,700	1,809,356
					69,652,982

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 2.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200%	11/06/22	1,112	$ 1,171,914
Sr. Unsec’d. Notes	3.600	05/14/25	14,685	16,428,793
Sr. Unsec’d. Notes	4.400	11/06/42	25,402	32,232,867
Sr. Unsec’d. Notes(a)	4.450	05/14/46	20,136	25,767,537
Sr. Unsec’d. Notes	4.500	05/14/35	20,745	25,925,951
Sr. Unsec’d. Notes	4.700	05/14/45	37,911	49,772,018
Sr. Unsec’d. Notes, 144A	3.450	03/15/22	1,300	1,352,545
Sr. Unsec’d. Notes, 144A(a)	4.050	11/21/39	73,565	90,423,646
Sr. Unsec’d. Notes, 144A(a)	4.250	11/21/49	103,615	132,505,700
Sr. Unsec’d. Notes, 144A	4.550	03/15/35	74,564	94,997,126
Sr. Unsec’d. Notes, 144A	4.750	03/15/45	10,808	14,173,837
Sr. Unsec’d. Notes, 144A	4.850	06/15/44	9,795	13,010,581
Sr. Unsec’d. Notes, 144A	4.875	02/15/21	5,106	5,168,714

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	4,277,800
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	3,800	3,816,847
Gtd. Notes, 144A(a)	5.250	01/30/30	4,300	4,390,383
Gtd. Notes, 144A(a)	6.125	04/15/25	11,194	11,565,674
Gtd. Notes, 144A(a)	6.250	02/15/29	9,300	9,886,480
Gtd. Notes, 144A	7.250	05/30/29	2,725	3,017,938
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	0.927 (c)	06/25/21	29,120	29,177,149
Gtd. Notes, 144A(a)	3.500	06/25/21	21,850	22,353,358
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes(a)	3.363	06/06/24	33,115	36,016,565
Sr. Unsec’d. Notes(a)	3.700	06/06/27	5,673	6,482,284
Sr. Unsec’d. Notes	3.734	12/15/24	3,998	4,447,200
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.250	08/15/22	7,529	7,964,046
Sr. Unsec’d. Notes(a)	3.450	11/15/27	27,975	32,531,727
Sr. Unsec’d. Notes(a)	4.125	06/15/39	11,420	15,263,749
Sr. Unsec’d. Notes(a)	4.250	10/26/49	32,165	45,848,812
Sr. Unsec’d. Notes	4.350	11/15/47	16,595	23,470,317
Sr. Unsec’d. Notes(a)	4.550	02/20/48	23,158	33,675,199
Sr. Unsec’d. Notes(a)	4.625	05/15/44	5,340	7,577,980
Sr. Unsec’d. Notes	5.000	08/15/45	18,795	28,292,607
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	20,815	22,941,529
Gtd. Notes(a)	3.400	03/01/27	2,255	2,543,500
Gtd. Notes(a)	4.375	10/15/28	31,455	37,980,284

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Gtd. Notes(a)	4.500%	02/25/26	45,085	$ 53,180,423
Gtd. Notes	4.800	08/15/38	15,935	21,073,708
Gtd. Notes	4.800	07/15/46	26,300	35,531,576
Gtd. Notes(a)	4.900	12/15/48	9,410	13,241,174
Sr. Unsec’d. Notes(a)	3.400	03/15/50	48,880	56,134,469
CVS Health Corp.,
Sr. Unsec’d. Notes	3.700	03/09/23	6,152	6,619,495
Sr. Unsec’d. Notes	4.100	03/25/25	38,102	43,386,413
Sr. Unsec’d. Notes(a)	4.300	03/25/28	11,450	13,566,950
Sr. Unsec’d. Notes	4.780	03/25/38	15,045	19,329,244
Sr. Unsec’d. Notes(a)	5.050	03/25/48	82,318	113,336,453
Sr. Unsec’d. Notes(a)	5.125	07/20/45	3,884	5,278,072
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	10,216,357

Eli Lilly & Co., Sr. Unsec’d. Notes	4.150	03/15/59	12,145	17,348,504
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	02/01/25	2	1,541
Gtd. Notes, 144A(a)	6.000	06/30/28	14,825	11,311,636
Sec’d. Notes, 144A(a)	9.500	07/31/27	10,250	11,079,485

Mylan NV, Gtd. Notes(a)	5.250	06/15/46	23,004	30,224,940
Mylan, Inc.,
Gtd. Notes(a)	5.200	04/15/48	5,775	7,596,094
Gtd. Notes	5.400	11/29/43	28,216	36,975,484
Gtd. Notes, 144A	3.125	01/15/23	16,635	17,579,710

Par Pharmaceutical, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	04/01/27	3,461	3,686,736
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	17,010	17,356,685
Gtd. Notes	2.875	09/23/23	37,295	39,711,384
Gtd. Notes	3.200	09/23/26	79,780	89,648,390

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	4.000	11/26/21	15,750	16,426,022
Upjohn, Inc.,
Gtd. Notes, 144A(a)	3.850	06/22/40	25,545	29,199,504
Gtd. Notes, 144A(a)	4.000	06/22/50	57,330	65,797,173
				1,681,290,279

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.5%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A(a)	4.150%	08/15/26	24,840	$ 27,899,876
Energy Transfer Operating LP,
Gtd. Notes	4.650	06/01/21	510	519,291
Gtd. Notes(a)	5.000	05/15/50	7,845	7,779,655
Gtd. Notes	5.150	03/15/45	3,815	3,696,703
Gtd. Notes	5.300	04/15/47	6,095	5,998,230
Gtd. Notes	6.125	12/15/45	9,480	9,879,289
Gtd. Notes(a)	6.250	04/15/49	40,460	43,584,165
Jr. Sub. Notes, Series G	7.125 (ff)	–(rr)	65,450	54,336,103

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44	1,325	734,351
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	49,125	48,836,559
Gtd. Notes(a)	3.700	01/31/51	2,670	2,894,109
Gtd. Notes(a)	3.950	01/31/60	23,145	25,305,654
Gtd. Notes(a)	4.200	01/31/50	5,910	6,807,874
Gtd. Notes	4.900	05/15/46	28,346	34,459,279
Gtd. Notes	4.950	10/15/54	5,000	6,130,843
Gtd. Notes	5.100	02/15/45	8,500	10,541,094
Gtd. Notes, Series D(a)	4.875 (ff)	08/16/77	19,000	16,756,483

EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	6,290	6,368,995
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,671	4,891,741
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500	09/01/39	1,260	1,670,384
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	46,620	46,422,149
Gtd. Notes	3.250	08/01/50	24,280	23,884,237
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,659,935
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,942,002
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	7,293,699
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	6,201,771
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	18,181,237
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	13,955	13,961,518
Gtd. Notes, 144A	3.900	04/01/24	20,820	20,933,611
Gtd. Notes, 144A	4.625	04/01/29	5,980	5,997,360

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes	4.000%	03/15/28	6,590	$ 7,173,656
Sr. Unsec’d. Notes(a)	4.500	04/15/38	26,340	28,054,901
Sr. Unsec’d. Notes(a)	5.200	03/01/47	2,081	2,355,882

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,162,924
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,655	34,706,070
Gtd. Notes(a)	4.450	09/01/49	36,717	33,161,028
Gtd. Notes	4.950	07/13/47	59,765	58,222,107
Gtd. Notes(a)	5.200	07/15/48	5,000	4,999,108
Gtd. Notes	6.000	06/15/35	4,200	4,612,791
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes(a)	3.550	12/15/29	9,515	9,374,188
Sr. Unsec’d. Notes	4.650	10/15/25	5,470	5,913,061
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	1,018,212
Sr. Unsec’d. Notes	4.900	02/15/45	16,323	15,789,016
Sr. Unsec’d. Notes	5.150	06/01/42	700	694,915
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,792,522
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	8,089,151

Spectra Energy Partners LP, Gtd. Notes(a)	3.375	10/15/26	5,760	6,344,117
Sunoco Logistics Partners Operations LP,
Gtd. Notes	5.300	04/01/44	4,150	4,038,321
Gtd. Notes	5.400	10/01/47	15,299	15,276,683

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	3,349	2,980,390
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	937,590
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	18,925	23,564,785
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	9,274,028
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	8,281,138
Sr. Unsec’d. Notes	4.000	07/01/22	700	722,911
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	3,274,220
Sr. Unsec’d. Notes(a)	5.450	04/01/44	875	796,765
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.750	06/15/27	48,136	52,744,058

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.900%	01/15/25	18,456	$ 20,250,129
Sr. Unsec’d. Notes(a)	4.000	09/15/25	8,660	9,684,810
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	10,459,017
Sr. Unsec’d. Notes(a)	4.850	03/01/48	12,050	14,327,893
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	6,814,057
				877,458,641
Real Estate 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	8,720	8,921,504
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	15,895,434
				24,816,938
Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33	10,000	10,072,130
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	14,830	15,482,604
Sr. Unsec’d. Notes(a)	4.125	05/15/29	22,019	23,676,869

Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	7,720	8,520,763
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	1,260	1,274,266
Gtd. Notes	5.375	11/01/23	2,555	2,712,760
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes(a)	3.400	02/01/25	8,835	9,790,812
Sr. Unsec’d. Notes	3.500	07/15/29	1,490	1,675,531

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27	5,885	6,403,289
Kimco Realty Corp., Sr. Unsec’d. Notes(a)	3.400	11/01/22	9,340	9,897,526
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25	1,690	1,779,172
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	2,800	3,003,800
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	13,790	15,079,249

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Service Properties Trust, Sr. Unsec’d. Notes	4.350%	10/01/24		30,000	$ 26,883,886
Ventas Realty LP,
Gtd. Notes	3.100	01/15/23		12,040	12,400,044
Gtd. Notes	3.500	02/01/25		5,000	5,363,871
Gtd. Notes	3.850	04/01/27		31,660	33,893,675
Gtd. Notes	4.400	01/15/29		5,000	5,580,192
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		13,075	13,460,139
Gtd. Notes, 144A(a)	4.625	12/01/29		960	1,009,750

WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.250	10/05/20		13,220	13,239,759
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000	06/01/25		10,745	12,014,958
Sr. Unsec’d. Notes	4.125	03/15/29		1,050	1,182,089
Sr. Unsec’d. Notes	4.250	04/01/26		16,080	18,326,114
					252,723,248
Retail 0.5%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	19,904,376
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22(d)		2,450	287,064
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750	04/20/32		8,210	8,591,366
Dollar General Corp., Sr. Unsec’d. Notes	4.125	04/03/50		21,425	27,196,223
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	10,300	11,482,674
Sr. Sec’d. Notes	6.250	10/30/25	EUR	9,600	11,254,112
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	13,935,284

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500	05/01/21		20,575	17,869,494
Golden Nugget, Inc., Gtd. Notes, 144A(a)	8.750	10/01/25		4,930	2,582,088
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.000	04/01/26		1,385	1,562,513
L Brands, Inc., Gtd. Notes	5.625	10/15/23		18,638	18,891,671

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22		265	$ 248,985
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	6.300	10/15/37		860	1,307,323
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27		1,250	1,180,295
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes(a)	3.900	06/01/29		7,545	8,907,136
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		16,012	16,457,937
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		34,149	35,041,026
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	25,000	31,504,030
TJX Cos., Inc. (The), Sr. Unsec’d. Notes(a)	4.500	04/15/50		9,440	12,953,871
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.100	04/15/50		22,315	23,307,648
Walmart, Inc., Sr. Unsec’d. Notes(a)(h)	3.250	07/08/29		24,225	28,657,758
					293,122,874
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		3,225	3,432,135
Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A(a)	3.459	09/15/26		37,561	41,137,103
Gtd. Notes, 144A	4.110	09/15/28		16,562	18,731,427
Gtd. Notes, 144A	4.250	04/15/26		6,575	7,439,600
Gtd. Notes, 144A(a)	5.000	04/15/30		83,995	99,763,649

Microchip Technology, Inc., Sr. Sec’d. Notes	3.922	06/01/21		12,015	12,236,811
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22		6,600	6,991,490
Gtd. Notes, 144A	4.625	06/01/23		16,600	18,266,576

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A	3.150%	05/01/27		7,190	$ 7,812,356
Gtd. Notes, 144A	3.400	05/01/30		9,335	10,316,467
					222,695,479
Software 0.5%
Fidelity National Information Services, Inc., Gtd. Notes	0.750	05/21/23	EUR	8,200	9,838,116
Microsoft Corp.,
Sr. Unsec’d. Notes(a)	2.525	06/01/50		1,685	1,864,237
Sr. Unsec’d. Notes	2.675	06/01/60		8,848	9,803,941
Sr. Unsec’d. Notes	3.700	08/08/46		19,705	25,673,249
Sr. Unsec’d. Notes	3.950	08/08/56		4,923	6,894,602
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	11/15/24		32,220	35,260,041
Sr. Unsec’d. Notes(a)	2.950	05/15/25		52,640	58,051,234
Sr. Unsec’d. Notes	3.600	04/01/50		58,560	70,080,042
Sr. Unsec’d. Notes(a)	3.800	11/15/37		18,205	22,172,553
Sr. Unsec’d. Notes(a)	3.850	04/01/60		58,580	73,442,410
					313,080,425
Telecommunications 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	1.498 (c)	06/12/24		14,165	14,359,145
Sr. Unsec’d. Notes	2.950	07/15/26		12,898	14,146,978
Sr. Unsec’d. Notes	3.100	02/01/43		58,590	60,300,992
Sr. Unsec’d. Notes	3.300	02/01/52		56,245	58,387,739
Sr. Unsec’d. Notes	3.400	05/15/25		10,513	11,670,887
Sr. Unsec’d. Notes	3.550	06/01/24		3,680	4,054,264
Sr. Unsec’d. Notes	3.600	07/15/25		2,300	2,573,821
Sr. Unsec’d. Notes	3.800	02/15/27		5,960	6,812,942
Sr. Unsec’d. Notes(a)	3.950	01/15/25		11,900	13,383,000
Sr. Unsec’d. Notes	4.050	12/15/23		13,350	14,886,532
Sr. Unsec’d. Notes	4.125	02/17/26		4,170	4,800,339
Sr. Unsec’d. Notes(a)	4.300	02/15/30		15,660	18,720,813
Sr. Unsec’d. Notes	4.350	06/15/45		10,550	12,529,505
Sr. Unsec’d. Notes	4.500	03/09/48		7,500	9,164,387
Sr. Unsec’d. Notes	4.550	03/09/49		48,362	59,269,364
Sr. Unsec’d. Notes	4.850	03/01/39		65,000	81,106,396
Sr. Unsec’d. Notes	4.900	08/15/37		18,690	23,400,563

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.150%	03/15/42		2,700	$ 3,453,989
Sr. Unsec’d. Notes	5.150	02/15/50		4,598	6,128,450
Sr. Unsec’d. Notes(a)	5.250	03/01/37		12,650	16,283,063
Sr. Unsec’d. Notes	5.350	09/01/40		19,474	25,900,649
Sr. Unsec’d. Notes	5.450	03/01/47		16,205	21,852,643
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		12,665	13,121,377
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		3,000	3,329,498

CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000	03/15/27		1,250	1,209,337
Corning, Inc., Sr. Unsec’d. Notes	5.450	11/15/79		5,455	7,089,279
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24		1,815	1,384,059
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25		583	193,978
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		4,640	3,336,293
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		11,781	10,696,430
Sr. Sec’d. Notes, 144A	8.750	05/25/24		5,575	5,631,187
Sr. Sec’d. Notes, 144A	8.750	05/25/24		23,624	23,884,546

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		10,040	6,806,427
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		42,020	49,725,120
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)		2,000	1,252,733
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23		2,975	2,986,209
Gtd. Notes	5.375	01/15/24		6,075	6,171,340
Gtd. Notes, 144A	4.250	07/01/28		2,725	2,844,706
Sr. Sec’d. Notes, 144A	3.400	03/01/27		25,164	27,119,051

Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	4.000	11/15/27	EUR	11,500	13,582,015
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		10,000	11,590,134
Sr. Unsec’d. Notes(a)	4.600	05/23/29		26,200	30,680,956

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21		4,000	$ 4,268,246
Sprint Capital Corp., Gtd. Notes(a)	8.750	03/15/32		29,250	45,125,719
Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22		6,000	6,483,858
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		7,500	8,757,210
Gtd. Notes(a)	7.625	02/15/25		20,250	24,609,179
Gtd. Notes	7.875	09/15/23		38,900	45,149,655

TalkTalk Telecom Group PLC (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	6,300	8,084,914
T-Mobile USA, Inc.,
Gtd. Notes	6.375	03/01/25		2,000	2,051,708
Gtd. Notes	6.500	01/15/26		6,000	6,321,745
Sr. Sec’d. Notes, 144A	3.875	04/15/30		9,500	10,890,360
Sr. Sec’d. Notes, 144A	4.375	04/15/40		19,895	24,383,086
Sr. Sec’d. Notes, 144A	4.500	04/15/50		26,495	33,064,862
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	3.150	03/22/30		125,000	143,552,360
Sr. Unsec’d. Notes	4.125	08/15/46		4,960	6,528,483
Sr. Unsec’d. Notes(a)	4.522	09/15/48		7,705	10,688,981
Sr. Unsec’d. Notes	4.750	11/01/41		5,605	7,742,631
Sr. Unsec’d. Notes	4.862	08/21/46		9,085	12,990,020
					1,106,514,153
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes(a)	3.850	02/01/23		673	704,249
Transportation 0.7%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,824,117
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,851,117

CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	79,687,515
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		37,200	41,105,352
Deutsche Bahn Finance GmbH (Germany), Gtd. Notes, EMTN	1.375	07/07/25	GBP	4,403	5,999,208

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)

FedEx Corp., Gtd. Notes	4.550%	04/01/46		7,000	$ 8,394,630
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		5,309	6,465,571
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	7,293,315
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.500	12/01/21	GBP	1,000	1,398,125
Societe Nationale SNCF SA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	37,291	62,907,238
Union Pacific Corp., Sr. Unsec’d. Notes(a)	3.250	02/05/50		178,470	210,756,183
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24		4,444	4,777,227
					437,459,598
Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300	04/01/21		21,250	21,566,700
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30		3,975	4,474,280
Sr. Unsec’d. Notes	3.750	09/01/47		4,980	6,280,209
					10,754,489

Total Corporate Bonds (cost $20,307,398,656)					22,027,123,025
Municipal Bonds 0.9%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	22,752,692
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	1,001,107

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39		5,045	6,906,857
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	7,311,849

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Los Angeles Department of Water, Taxable, Revenue Bonds, BABs, Series C	6.008%	07/01/39	6,200	$ 8,617,380
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	8,475	13,150,912
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,416,402
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	493,719
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,898,352
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,566,313
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	7,209,958
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,782,867
				77,108,408
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,504,010
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	5,787,291
				7,291,301
Illinois 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	3,170	4,843,855
Taxable, Revenue Bonds, Series C	4.472	01/01/49	5,445	7,189,033
Taxable, Revenue Bonds, Series C	4.572	01/01/54	5,445	7,483,499

Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	7,330,450
State of Illinois,
General Obligation Unlimited	5.100	06/01/33	21,300	22,362,870
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	84,259,781
				133,469,488
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	2,139,951

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084%	12/01/34	10,720	$ 11,760,376
Taxable, Revenue Bonds	3.384	12/01/40	19,800	22,445,874
				34,206,250
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	27,390,663
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	22,671,989

Rutgers State University of New Jersey (The), Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,926,774
				51,989,426
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	901,719
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,572,312
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,277,628

New York City Water & Sewer System, Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	2,185	3,637,959
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	24,571,037
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	5,023,560
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	12,426,418
Revenue Bonds	4.458	10/01/62	2,600	3,630,042
				53,040,675
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	12,580,509
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	429,039
				13,009,548
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,885,050

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834%	11/15/34	675	$ 992,236
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	608,992
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	8,206,326

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	25,505	31,523,670
				40,338,988
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,389,050
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	27,600	29,725,753
				32,114,803
Texas 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,496,590
Taxable, Revenue Bonds	4.427	02/01/42	6,480	8,340,861

Dallas/Fort Worth International Airport, Revenue Bonds(hh)	2.919	11/01/50	7,930	8,179,954
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	23,059,469
				41,076,874
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	14,172,869

Total Municipal Bonds (cost $431,173,911)				506,835,867
Residential Mortgage-Backed Securities 4.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	6	6,291

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	2.367%(c)	02/25/45	26	$ 26,047
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.321 (c)	07/27/57	5,252	5,072,108
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.362 (c)	03/27/36	8,298	8,143,048
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	0.302 (c)	02/27/37	13,261	12,796,864
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	0.342 (c)	05/27/36	5,672	5,591,648
Banc of America Funding Trust,
Series 2005-D, Class A1	3.913 (cc)	05/25/35	40	39,357
Series 2006-I, Class 4A1	3.988 (cc)	10/20/46	33	27,172
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.383 (c)	05/26/37	735	722,190
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.883 (c)	09/26/45	1,572	1,568,889
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	0.337 (c)	09/29/36	9,341	9,097,210
Series 2015-R04, Class 4A1, 144A	3.500 (cc)	01/27/30	733	722,934
Banc of America Mortgage Trust,
Series 2004-02, Class 5A1	6.500	10/25/31	2	2,118
Series 2004-E, Class 2A6	3.604 (cc)	06/25/34	247	236,874
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	3.682 (cc)	02/25/33	3	3,169
Series 2005-04, Class 3A1	3.464 (cc)	08/25/35	171	161,743
Series 2007-03, Class 1A1	3.836 (cc)	05/25/47	239	225,634
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	3.749 (cc)	05/25/35	109	106,675
Series 2005-04, Class 23A2	3.749 (cc)	05/25/35	36	35,685
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	04/25/28	15,144	14,994,371
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.522 (c)	08/25/28	5,821	5,786,572
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	08/25/28	19,650	18,866,804
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.022 (c)	10/25/28	18,058	17,891,505
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.622 (c)	04/25/29	9,040	9,015,364

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572%(c)	10/25/29	16,763	$ 16,706,707
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.172 (c)	10/25/29	60,817	58,530,676
Series 2020-01A, Class B1, 144A, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)	4.572 (c)	06/25/30	2,150	2,158,011
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	06/25/30	61,446	61,631,217
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.572 (c)	06/25/30	12,280	12,378,323

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.338	09/15/21	352,958	349,039,949
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.671 (c)	11/01/23	172,071	170,976,250
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.567 (c)	04/25/24	72,358	72,205,005
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.010 (cc)	02/19/34	8,874	8,708,775
Series 2005-29, Class A1	5.750	12/25/35	537	423,037
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)	3.711 (c)	02/20/36	19	16,619
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.171 (c)	01/25/57	59,677	59,656,179
Series 2017-05, Class A3, 144A	4.000 (cc)	05/25/57	110,714	110,025,137
Series 2017-06, Class A1, 144A	3.015 (cc)	06/25/57	27,534	27,706,659
Series 2017-08, Class A1, 144A	3.000 (cc)	12/25/65	46,980	46,836,219

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.746 (cc)	09/25/47	5,297	4,833,453
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.322 (c)	09/25/31	8,164	7,990,732
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.272 (c)	10/25/39	20,090	19,624,306
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.222 (c)	01/25/40	26,509	25,154,181
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class PT, 144A	4.071	09/25/57	29,853	28,601,133
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.529 (c)	09/25/45	78,243	77,616,502
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	1.572 (c)	12/25/59	66,595	65,928,964

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.872%(c)	11/25/28	18,411	$ 18,106,635
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.972 (c)	04/25/29	9,866	9,786,927

Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.322 (c)	10/25/30	7,315	7,113,918
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	0.637 (c)	10/18/30	1	676
Series 2001-29, Class Z	6.500	07/25/31	25	29,589
Series 2012-132, Class KI, IO	3.000	12/25/32	9,285	932,822
Series 2013-57, Class MI, IO	3.000	06/25/28	3,235	222,658
Series 2014-05, Class AI, IO	4.500	04/25/43	4,402	750,970
Series 2015-51, Class CI, IO	4.000	07/25/45	7,686	1,199,100
Series 2016-30, Class CI, IO	3.000	05/25/36	5,886	576,745
Series 2016-74, Class GM	2.500	09/25/43	23,092	23,855,741
Series 2017-83, Class IO, IO	4.000	10/25/47	6,598	787,034
Series 2018-16, Class MB	3.500	07/25/46	12,885	13,496,907
Series 2018-24, Class BH	3.500	04/25/48	13,760	14,561,157
Series 2018-27, Class JA	3.000	12/25/47	17,111	17,946,179
Series 2018-49, Class LZ	3.500	07/25/48	11,831	13,096,807
Series 2018-58, Class BI, IO	4.000	08/25/48	6,446	566,136
Series 2019-08, Class Z	3.500	03/25/49	2,396	2,875,961
Series 2019-13, Class LZ	4.000	04/25/49	11,871	13,667,726
Series 2019-13, Class VA	4.000	02/25/32	7,239	7,833,273
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	2.722 (c)	07/25/44	105	109,025
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)	2.704 (c)	02/25/45	11	11,147
Freddie Mac REMICS,
Series 1628, Class LZ	6.500	12/15/23	8	8,031
Series 1935, Class JZ	7.000	02/15/27	50	56,817
Series 2241, Class PH	7.500	07/15/30	27	32,700
Series 3795, Class VZ	4.000	01/15/41	5,745	6,201,689
Series 3889, Class DZ	4.000	01/15/41	5,265	5,768,558
Series 4135, Class AI, IO	3.500	11/15/42	14,673	2,071,685
Series 4372, Class GI, IO	4.500	08/15/44	9,272	1,489,237
Series 4456, Class BI, IO	4.000	05/15/44	1,800	222,293
Series 4468, Class IO, IO	4.500	05/15/45	9,383	1,668,776
Series 4500, Class ZX	4.000	07/15/45	1,825	2,156,317

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMICS, (cont’d.)
Series 4735, Class IM, IO	4.000%	12/15/47	19,495	$ 2,211,969
Series 4736, Class IP, IO	4.000	08/15/47	6,211	576,143
Series 4751, Class PI, IO	4.000	11/15/47	4,558	422,359
Series 4795, Class WQ	4.000	07/15/46	3,448	3,763,213
Series 4800, Class KL	4.000	11/15/45	7,592	7,892,034
Series 4801, Class ZD	4.000	06/15/48	4,361	4,964,440
Series 4802, Class EZ	4.000	06/15/48	10,106	10,978,197
Series 4831, Class BA	3.500	10/15/44	6,835	7,078,615
Series 4868, Class KL	4.000	12/15/45	24,731	25,962,743
Series 4870, Class K	4.000	04/15/49	56,748	61,233,914
Series 4903, Class ED	2.750	09/15/48	20,912	21,580,838
Series 4903, Class IP, IO	4.500	07/25/49	15,637	3,055,554
Series 4939, Class KT	3.000	07/15/48	37,000	38,732,425
Series 4946, Class KB	3.000	12/15/48	22,308	23,149,984

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	5,221	595,572
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	2.022 (c)	10/25/27	2,235	2,232,736
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.522 (c)	03/25/29	1,050	1,048,094
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.472 (c)	04/25/29	141	140,549
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.022 (c)	02/25/50	24,120	22,844,858
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.272 (c)	06/25/50	9,440	9,304,135
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.172 (c)	06/25/50	46,400	46,052,779
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.272 (c)	03/25/50	4,300	4,119,707
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.776 (c)	07/25/50	103,075	102,253,616
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.922 (c)	09/25/48	91	91,042
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	01/25/49	1,552	1,508,895
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.122 (c)	10/25/49	4,199	4,109,420

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

GCAT LLC, Series 2019-04, Class A1, 144A	3.228%	11/26/49	35,168	$ 34,623,610
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000 (cc)	07/20/43	2,670	2,851,597
Series 2015-064, Class IA, IO	4.000	05/20/45	18,679	3,134,016
Series 2015-165, Class IB, IO	3.500	11/20/42	8,688	840,213
Series 2016-01, Class ZP	3.000	01/20/46	6,432	7,079,996
Series 2016-161, Class PI, IO	3.500	06/20/46	44,055	5,197,304
Series 2016-69, Class B	3.000	05/20/46	37,768	40,011,502
Series 2017-101, Class AB	2.500	07/20/47	35,282	36,997,514
Series 2017-134, Class ZK	3.000	08/20/47	5,307	6,088,075
Series 2018-05, Class IB, IO	4.000	01/20/48	22,697	3,740,100
Series 2018-21, Class IH, IO	4.500	02/20/48	9,320	1,231,609
Series 2018-59, Class PZ	3.000	09/20/46	5,993	6,576,386
Series 2019-159, Class IJ, IO	3.500	12/20/49	22,417	3,384,430
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	01/26/37	469	464,820
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	01/26/37	6,300	6,149,528
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	10/26/36	5,991	5,869,194
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	10/26/36	5,200	4,906,728
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	10/25/28	4,741	4,673,053
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.822 (c)	05/25/29	6,453	6,365,509

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.260%)	0.692 (c)	04/25/35	1,552	1,487,604
IndyMac ARM Trust, Series 2001-H02, Class A1	3.699 (cc)	01/25/32	2	1,926
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	0.352 (c)	07/25/37	3,238	3,066,056
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	3.715 (cc)	03/25/36	140	117,851
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	26,180	26,189,062
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	26,259	26,138,580
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	32,277	32,080,474

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.671%(c)	04/01/24	20,370	$ 20,164,087
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.426 (c)	01/23/23	30,475	30,475,000
Series 2020-04, Class A1, 144A^	— (p)	04/23/23	29,045	29,045,000
Series 2020-04, Class A2, 144A^	— (p)	04/23/23	56,140	56,140,000

MRA Issuance Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.571 (c)	12/08/20	218,593	218,804,383
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000 (cc)	12/25/57	26,327	28,172,306
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.922 (c)	01/25/48	29,233	28,823,563

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.722 (c)	07/25/28	5,245	5,221,347
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572 (c)	07/25/29	372	371,641
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.378 (c)	07/25/30	32,600	32,586,983
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.928 (c)	07/25/30	53,640	53,652,664

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	0.572 (c)	02/25/34	10	9,132
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.572 (c)	03/25/28	1,367	1,364,371
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.872 (c)	03/25/28	18,290	17,306,934
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.372 (c)	06/25/29	646	645,438
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.122 (c)	02/25/30	6,250	6,183,419
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.622 (c)	02/25/30	24,000	22,102,219

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)	2.384 (c)	09/29/31	7	6,430

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

RFMSI Trust, Series 2003-S09, Class A1	6.500%	03/25/32		7	$ 7,559
Station Place Securitization Trust, Series 2020-03, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.129 (c)	04/24/21		23,000	23,190,928
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	3.475 (cc)	02/25/34		98	94,893
Series 2004-18, Class 3A1	3.270 (cc)	12/25/34		7,571	7,299,123

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)	0.847 (c)	09/19/32		11	10,234
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	3.490 (cc)	07/25/32		—(r)	147
Vendee Mortgage Trust,
Series 2011-01, Class DA	3.750	02/15/35		868	882,443
Series 2011-02, Class DZ	3.750	10/15/41		3,419	3,903,216
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)	0.592 (c)	06/25/44		1,191	1,130,430
Series 2005-AR05, Class A6	3.636 (cc)	05/25/35		882	878,662

WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)	1.290 (c)	07/25/44		1,988	1,924,535
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.787 (cc)	02/25/33		1	523

Total Residential Mortgage-Backed Securities (cost $2,772,887,513)					2,770,659,720
Sovereign Bonds 12.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		37,030	38,534,350
Albania Government International Bond (Albania), Bonds	2.708 (s)	08/31/25		91,274	87,016,474
Argentine Republic Government International Bond (Argentina),
Bonds	3.380 (cc)	12/31/38	EUR	17,020	8,015,116
Sr. Unsec’d. Notes	0.670 (cc)	12/31/38	JPY	402,629	1,156,179
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	52,290	24,620,022
Sr. Unsec’d. Notes	4.625	01/11/23		43,675	19,271,532
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	6,650	3,135,558

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentine Republic Government International Bond (Argentina), (cont’d.)
Sr. Unsec’d. Notes	5.625%	01/26/22		72,965	$ 32,215,899
Sr. Unsec’d. Notes	6.875	04/22/21		43,350	19,482,551
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	24,835	13,864,788
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	7,238	4,026,623
Sr. Unsec’d. Notes	8.280	12/31/33		8,545	4,339,537
Sr. Unsec’d. Notes	8.280	12/31/33		722	362,563
Sr. Unsec’d. Notes	8.280	12/31/33		3,751	1,894,116

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		29,798	34,282,461
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		125,672	128,813,800
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875	04/01/21	EUR	25,650	30,556,625
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	30,000	37,666,209
Sr. Unsec’d. Notes	3.875	08/05/20		3,000	3,000,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		6,000	6,419,846
Sr. Unsec’d. Notes	4.375	07/12/21		19,496	20,081,337
Sr. Unsec’d. Notes	5.000	06/15/45		8,700	10,756,812
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,481,052
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,087,019
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	37,779,465
Sr. Unsec’d. Notes	6.000	01/26/24		83,845	97,380,020
Sr. Unsec’d. Notes	6.375	03/24/21		149,897	155,277,692
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		9,000	9,451,700
Sr. Unsec’d. Notes(a)	7.500	05/06/21		21,843	22,632,075
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,250,684
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,814,830
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		833	863,424
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.875	01/23/28		15,565	7,804,034
Sr. Unsec’d. Notes	9.500	03/27/30		394	203,712
Sr. Unsec’d. Notes	9.625	06/02/27		2,553	1,317,655
Sr. Unsec’d. Notes	9.650	12/13/26		588	300,940
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A(a)	6.588	02/21/28		10,875	10,737,167
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	30,010	34,252,136
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	35,625	39,761,334
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	35,295	38,541,944

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	7.750%	10/05/20		1,300	$ 1,313,103
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,928,721
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	12,472,703
Sr. Unsec’d. Notes, EMTN	3.125	07/20/21		2,630	2,662,060

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		34,303	45,679,287
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375	06/04/25		2,400	2,614,495
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	13,508,225

Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		41,600	38,414,396
Hellenic Republic Government Bond (Greece),
Bonds	3.650 (cc)	02/24/23	EUR	14,883	19,022,165
Bonds	3.650 (cc)	02/24/24	EUR	6,776	8,924,647
Bonds	3.650 (cc)	02/24/25	EUR	10,187	13,617,568
Bonds	3.650 (cc)	02/24/26	EUR	37,022	50,948,322
Bonds	3.650 (cc)	02/24/27	EUR	22,236	30,801,573
Bonds	3.650 (cc)	02/24/28	EUR	33,176	47,086,580
Bonds	3.650 (cc)	02/24/29	EUR	13,664	19,397,375
Bonds	3.650 (cc)	02/24/30	EUR	27,480	39,956,597
Bonds	3.650 (cc)	02/24/31	EUR	8,968	13,181,548
Bonds	3.650 (cc)	02/24/32	EUR	9,198	13,711,975
Bonds	3.650 (cc)	02/24/33	EUR	16,796	25,523,883
Bonds	3.650 (cc)	02/24/34	EUR	7,238	11,063,115
Bonds	3.650 (cc)	02/24/35	EUR	7,150	11,127,548
Bonds	3.650 (cc)	02/24/36	EUR	15,866	24,383,055
Bonds	3.650 (cc)	02/24/37	EUR	10,388	15,931,609
Bonds	3.650 (cc)	02/24/38	EUR	11,524	17,923,114
Bonds	3.650 (cc)	02/24/39	EUR	8,276	13,308,809
Bonds	3.650 (cc)	02/24/40	EUR	6,088	9,886,503
Bonds	3.650 (cc)	02/24/41	EUR	8,422	13,527,716
Bonds	3.650 (cc)	02/24/42	EUR	8,875	14,694,310
Bonds	3.750	01/30/28	EUR	20,842	29,661,400
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	7,250	9,658,024
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	97,000	123,915,798
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	319,356,474
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	210,239,618

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500%	05/28/24		22,500	$ 23,849,987
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		61,526	68,057,386
Sr. Unsec’d. Notes(a)	5.375	03/25/24		10,612	12,195,252
Sr. Unsec’d. Notes(a)	5.750	11/22/23		66,762	76,752,226
Sr. Unsec’d. Notes	6.375	03/29/21		195,948	203,578,152

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	59,841	71,553,092
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	26,474,397
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	13,515	16,064,748
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	350,639
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	72,225,339
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,751,155
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,959,296
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,154,176
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	42,112,715
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	87,100	104,977,273
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	40,035,909
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752	03/09/23		9,216	8,783,525
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		2,578	2,381,929
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		16,583	15,804,817
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	2,199,602
Sr. Unsec’d. Notes(a)	3.150	06/30/23		10,000	10,719,732
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,459,347
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	55,250	71,167,075

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,805,646
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		28,910	29,229,464
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,210,739
Gov’t. Gtd. Notes	2.000	11/04/21		3,200	3,265,105
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	16,046,881
Gov’t. Gtd. Notes	2.375	11/16/22		850	888,135
Gov’t. Gtd. Notes	2.500	06/01/22		31,500	32,718,083
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	8,393,764
Gov’t. Gtd. Notes(a)	3.375	07/31/23		2,800	3,045,075
Gov’t. Gtd. Notes	3.375	10/31/23		5,600	6,124,237

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375%	09/27/23		12,000	$ 13,048,432
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		17,200	17,975,443
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		5,800	5,808,070
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		4,200	4,248,501
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	22,045,999
Sr. Unsec’d. Notes, 144A, MTN(a)	2.375	02/13/25		44,000	47,298,916
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,911,532
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,338,850
Sr. Unsec’d. Notes, EMTN	2.000	09/08/20		11,000	11,015,306
Sr. Unsec’d. Notes, EMTN	2.125	02/12/21		4,200	4,236,713
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		6,276	6,348,474
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	15,117,257
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	46,635,114
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	9,073,245
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	3,400	6,851,738

Korea International Bond (South Korea), Sr. Unsec’d. Notes	2.125	06/10/24	EUR	25,900	32,897,810
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		102,000	105,327,103
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	5.250	06/16/21		28,119	29,206,941
Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	600	717,092
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		125,088	129,332,880
Sr. Unsec’d. Notes	6.625	02/01/22		195,634	212,853,779
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	4,088,377
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	12,712,738

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	52,951,028
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,874,690
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		669,380	780,645,642
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 6 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.050 (c)	08/12/21	EUR	3,800	4,563,790

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200%	07/26/22		6,355	$ 6,587,482
Sr. Unsec’d. Notes	3.300	03/15/28		39,270	45,971,145
Sr. Unsec’d. Notes, EMTN	1.000	11/15/21	GBP	1,700	2,245,083
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		16,530	29,892,949
Sr. Unsec’d. Notes(a)	6.500	01/15/26		24,696	32,249,051
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	05/04/22		9,555	9,851,716
Sr. Unsec’d. Notes	2.125	06/22/26		2,700	2,916,340
Sr. Unsec’d. Notes, Series GX(a)	2.600	04/16/24		3,120	3,359,760
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	7,372,812
Debentures	8.750	04/01/22		1,990	2,248,433

Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		10,690	11,709,805
Province of Quebec (Canada),
Debentures, Series NJ	7.500	07/15/23		705	847,332
Debentures, Series NN	7.125	02/09/24		4,390	5,379,985
Sr. Unsec’d. Notes, Series PD	7.500	09/15/29		5,020	7,827,786
Unsec’d. Notes, MTN	6.350	01/30/26		3,683	4,755,700
Unsec’d. Notes, MTN	7.140	02/27/26		6,050	8,073,480
Unsec’d. Notes, MTN	7.295	07/22/26		474	646,632
Unsec’d. Notes, MTN	7.365	03/06/26		82	110,335
Unsec’d. Notes, MTN	7.380	04/09/26		100	135,769
Unsec’d. Notes, MTN	7.485	03/02/26		11,700	15,775,090

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		6,055	6,980,368
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		12,615	5,386,113
Sr. Unsec’d. Notes, 144A(a)	9.950	06/09/21		20,590	8,946,177
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500	01/20/22		10,000	10,532,928
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	3,128,641
Sr. Unsec’d. Notes, 144A(a)	4.817	03/14/49		13,010	18,594,262
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		10,705	15,754,021

Repubic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	1.737 (s)	02/20/31	EUR	14,400	14,856,517
Republic of Austria Government International Bond (Austria), Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.250% (Cap N/A, Floor 0.000%)	0.022 (c)	06/22/22	EUR	2,231	2,598,201

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375%	10/17/24		122,130	$ 125,031,147
Sr. Unsec’d. Notes	2.875	10/17/29		139,900	142,350,235
Sr. Unsec’d. Notes	4.000	10/17/49		4,500	4,732,125
Sr. Unsec’d. Notes(a)	6.875	09/27/23		182,632	212,297,425
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	20,265	24,593,686
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	109,380	180,973,833
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		73,614	93,091,419

Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.487 (s)	03/27/23		4,000	3,836,695
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes(a)	3.000	03/17/23		10,000	10,637,302
Sr. Unsec’d. Notes(a)	5.000	03/23/22		29,643	31,868,944
Sr. Unsec’d. Notes	5.125	04/21/21		15,005	15,540,165
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	714,209
Sr. Unsec’d. Notes(a)	4.850	09/27/27		20,000	19,851,431
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	1,600,000	15,453,144
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	6,203,984
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	8,143,962
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	26,965	35,267,516
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	7,339	10,378,477
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,258,932
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	21,800	28,512,214
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	21,690	29,011,644
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	46,686,247
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	900	1,272,739
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		106,090	114,611,996
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	21,021,539
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	1,018,838
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	7.250	09/28/21		251,861	268,137,860
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		2,800	2,980,954

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		36,724	39,285,169

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250%	02/18/24		261,303	$ 302,082,273
Sr. Unsec’d. Notes(a)	5.500	10/26/22		1,200	1,327,473

Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		7,800	10,335,007
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875	07/25/22		10,940	9,252,519
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, EMTN	1.375	12/15/23	GBP	4,000	5,421,104
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	15,710,860
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,071,039
Sr. Unsec’d. Notes, 144A	2.000	05/17/21		13,300	13,454,890
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,727,870
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,924,918
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,660,200
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,351,668
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	89,400	163,258,850

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		19,910	19,966,215
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		4,900	4,900,008
Sr. Unsec’d. Notes	7.750	09/01/21		14,785	15,228,997
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	4,150,384
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	4,983,825
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	58,755	58,136,780
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		35,309	35,309,059
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		420	432,613
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		58,190	60,522,048
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		10,000	10,375,960
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		10,360	11,139,682
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		23,600	26,358,864

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes(a)	4.975	04/20/55		9,466	13,156,417
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646	07/06/21		3,260	3,374,452

Total Sovereign Bonds (cost $7,053,445,923)					7,428,463,674
U.S. Government Agency Obligations 1.5%
Fannie Mae Strips Interest	1.995 (s)	11/15/26		176	162,929
Fannie Mae Strips Interest	2.408 (s)	05/15/27		18,555	17,089,779

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Fannie Mae Strips Interest	2.967%(s)	05/15/30	1,613	$ 1,389,102
Fannie Mae Strips Interest	3.010 (s)	11/15/29	237	210,470
Fannie Mae Strips Interest	3.017 (s)	07/15/30	1,355	1,155,034
Fannie Mae Strips Interest	3.045 (s)	11/15/30	170	147,268
Fannie Mae Strips Interest	3.052 (s)	07/15/29	4,091	3,648,687
Fannie Mae Strips Interest	3.064 (s)	11/15/27	360	328,904
Fannie Mae Strips Interest, Debentures	1.819 (s)	02/07/26	1,246	1,178,430
Fannie Mae Strips Interest, Notes	1.747 (s)	01/15/29	1,459	1,324,857
Fannie Mae Strips Principal	1.797 (s)	01/15/30	10,597	9,470,551
Fannie Mae Strips Principal	3.521 (s)	07/15/37	7,295	5,505,402
Fannie Mae Strips Principal, MTN	2.062 (s)	10/08/27	20,275	18,993,844
Fannie Mae Strips Principal, MTN	2.502 (s)	03/23/28	8,456	7,888,525
Fannie Mae Strips Principal, MTN	3.186 (s)	05/15/30	9,041	8,032,686
Federal Farm Credit Bank	3.000	01/14/30	541	631,979
Federal Home Loan Bank	3.200	11/29/32	22,500	24,042,097
Federal Home Loan Bank	3.250	11/16/28	26,500	31,792,473
Federal Home Loan Mortgage Corp.	2.500	11/01/49	8,081	8,611,001
Federal Home Loan Mortgage Corp.	3.500	02/01/47	2,008	2,175,930
Federal Home Loan Mortgage Corp.	4.500	09/01/39	725	806,273
Federal Home Loan Mortgage Corp.	5.000	01/01/39	68	77,584
Federal Home Loan Mortgage Corp.	5.000	07/01/40	113	129,108
Federal Home Loan Mortgage Corp.	5.500	06/01/31	2	1,715
Federal Home Loan Mortgage Corp.	5.500	10/01/33	292	341,293
Federal Home Loan Mortgage Corp.	5.500	07/01/34	4	4,907
Federal Home Loan Mortgage Corp.	6.000	10/01/32	15	16,842
Federal Home Loan Mortgage Corp.	6.000	12/01/32	9	10,310
Federal Home Loan Mortgage Corp.	6.000	02/01/33	9	10,357
Federal Home Loan Mortgage Corp.	6.000	11/01/33	81	92,401
Federal Home Loan Mortgage Corp.	6.000	01/01/34	50	58,714
Federal Home Loan Mortgage Corp.	6.000	12/01/36	2	1,852
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	49,948	78,999,876
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	1,894
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	2,224
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,051
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,086
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,409
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,637
Federal Home Loan Mortgage Corp.	6.500	09/01/32	19	21,992
Federal Home Loan Mortgage Corp.	6.500	11/01/33	25	28,372
Federal Home Loan Mortgage Corp.(k)	6.750	09/15/29	23,116	35,004,781
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	52,373	82,652,268
Federal Home Loan Mortgage Corp.	7.000	09/01/32	29	29,889
Federal Home Loan Mortgage Corp.	8.500	08/01/24	1	1,633
Federal Home Loan Mortgage Corp.	8.500	11/01/24	1	836
Federal Home Loan Mortgage Corp., MTN	(3.936)(s)	12/17/29	1,485	1,352,308

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp., MTN	(3.586) %(s)	12/14/29		4,500	$ 4,071,294
Federal Home Loan Mortgage Corp., MTN	(2.295)(s)	11/15/38		10,000	7,462,865
Federal Judiciary Office Building Trust	2.094(s)	02/15/24		325	315,387
Federal Judiciary Office Building Trust, Notes	1.948(s)	02/15/21		3	2,988
Federal Judiciary Office Building Trust, Notes	2.135(s)	08/15/22		5	4,923
Federal National Mortgage Assoc.(k)	1.875	09/24/26		55,080	59,540,099
Federal National Mortgage Assoc.(k)	2.125	04/24/26		13,022	14,226,950
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap 10.400%, Floor 1.400%)	2.904(c)	09/01/40		14	13,669
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 11.589%, Floor 2.961%)	3.166(c)	05/01/36		8	8,730
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.251% (Cap 12.943%, Floor 3.044%)	3.398(c)	05/01/36		4	3,886
Federal National Mortgage Assoc.	4.000	12/01/40		147	162,199
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 12.788%, Floor 4.495%)	4.495(c)	01/01/28		2	1,938
Federal National Mortgage Assoc.	4.500	01/01/25		44	46,552
Federal National Mortgage Assoc.	4.500	02/01/33		7	7,196
Federal National Mortgage Assoc.	4.500	08/01/33		4	4,628
Federal National Mortgage Assoc.	4.500	08/01/40		8,618	9,586,459
Federal National Mortgage Assoc.	5.000	03/01/34		606	694,519
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	11,098	19,959,720
Federal National Mortgage Assoc.	5.500	07/01/33		16	18,051
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	552
Federal National Mortgage Assoc.	5.500	10/01/33		53	61,462
Federal National Mortgage Assoc.	5.500	11/01/33		8	9,119
Federal National Mortgage Assoc.	5.500	01/01/34		8	9,102
Federal National Mortgage Assoc.	5.500	04/01/34		4	5,185
Federal National Mortgage Assoc.	5.500	04/01/34		19	22,107
Federal National Mortgage Assoc.	5.500	04/01/34		72	81,273
Federal National Mortgage Assoc.	5.500	05/01/34		5	5,198
Federal National Mortgage Assoc.	5.500	05/01/34		23	27,185
Federal National Mortgage Assoc.	5.500	05/01/34		71	79,124
Federal National Mortgage Assoc.	5.500	03/01/35		1,065	1,242,836
Federal National Mortgage Assoc.	6.000	09/01/32		—(r)	160
Federal National Mortgage Assoc.	6.000	11/01/32		3	4,055
Federal National Mortgage Assoc.	6.000	03/01/33		2	2,368
Federal National Mortgage Assoc.	6.000	10/01/33		4	4,144
Federal National Mortgage Assoc.	6.000	11/01/33		158	178,991
Federal National Mortgage Assoc.	6.000	02/01/34		132	155,775
Federal National Mortgage Assoc.	6.000	11/01/34		22	25,859

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/34	42	$ 49,609
Federal National Mortgage Assoc.	6.000	01/01/35	42	46,233
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,506
Federal National Mortgage Assoc.	6.000	04/01/36	5	6,100
Federal National Mortgage Assoc.	6.000	04/01/36	9	10,633
Federal National Mortgage Assoc.	6.000	06/01/37	15	17,263
Federal National Mortgage Assoc.(k)	6.250	05/15/29	23,685	34,460,495
Federal National Mortgage Assoc.	6.500	09/01/21	1	1,089
Federal National Mortgage Assoc.	6.500	07/01/32	10	11,569
Federal National Mortgage Assoc.	6.500	08/01/32	10	11,050
Federal National Mortgage Assoc.	6.500	09/01/32	1	1,147
Federal National Mortgage Assoc.	6.500	09/01/32	34	38,990
Federal National Mortgage Assoc.	6.500	09/01/32	35	40,139
Federal National Mortgage Assoc.	6.500	09/01/32	52	62,011
Federal National Mortgage Assoc.	6.500	10/01/32	28	31,899
Federal National Mortgage Assoc.	6.500	04/01/33	41	47,626
Federal National Mortgage Assoc.(k)	6.625	11/15/30	56,974	88,583,611
Federal National Mortgage Assoc.	7.000	05/01/32	18	18,752
Federal National Mortgage Assoc.	7.000	06/01/32	8	9,306
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	11,353,515
Federal National Mortgage Assoc., Notes	(4.021)(s)	03/17/31	794	686,696
Freddie Mac Strips Coupon	2.855 (s)	01/15/21	6,207	6,183,684
Freddie Mac Strips Coupon	2.860 (s)	03/15/21	176	175,055
Freddie Mac Strips Coupon	3.201 (s)	01/15/32	1,063	876,503
Freddie Mac Strips Coupon	3.221 (s)	07/15/32	1,360	1,114,652
Freddie Mac Strips Coupon, Notes	1.314 (s)	03/15/28	2,843	2,578,195
Freddie Mac Strips Coupon, Notes	1.357 (s)	09/15/28	4,955	4,447,611
Freddie Mac Strips Coupon, Notes	1.374 (s)	03/15/31	5,300	4,652,096
Freddie Mac Strips Coupon, Notes	1.747 (s)	01/15/29	3,000	2,732,112
Freddie Mac Strips Principal	2.903 (s)	07/15/32	3,409	2,926,779
Government National Mortgage Assoc.	3.000	01/15/45	128	136,228
Government National Mortgage Assoc.	3.000	03/15/45	37	38,814
Government National Mortgage Assoc.	3.000	03/15/45	222	234,382
Government National Mortgage Assoc.	3.500	10/15/40	293	313,010
Government National Mortgage Assoc.	3.500	12/20/47	13,939	14,838,908
Government National Mortgage Assoc.	4.000	11/20/48	1,377	1,470,819
Government National Mortgage Assoc.	4.500	02/20/41	2,006	2,248,651
Government National Mortgage Assoc.	5.000	08/20/39	615	698,320
Government National Mortgage Assoc.	6.000	01/15/33	21	23,175
Government National Mortgage Assoc.	6.000	03/15/33	5	6,291
Government National Mortgage Assoc.	6.000	05/15/33	6	6,764
Government National Mortgage Assoc.	6.000	06/15/33	5	5,675
Government National Mortgage Assoc.	6.000	12/15/33	15	16,844
Government National Mortgage Assoc.	6.500	09/15/32	35	39,664
Government National Mortgage Assoc.	6.500	09/15/32	64	72,904

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	6.500%	11/15/33		37	$ 42,429
Government National Mortgage Assoc.	6.500	11/15/33		138	151,784
Government National Mortgage Assoc.	6.500	07/15/38		1	1,533
Government National Mortgage Assoc.	8.000	08/20/31		—(r)	190
Government National Mortgage Assoc.	8.500	06/15/30		—(r)	197
Government National Mortgage Assoc.	8.500	08/20/30		2	2,424
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29		15,245	19,387,891
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	1.877 (s)	08/15/26		23,470	21,916,288
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.975 (s)	02/15/26		2,800	2,662,642
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.005 (s)	02/15/21		1,500	1,492,374
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33		21,469	32,576,553
New Valley Generation IV, Pass-Through Certificates	4.687	01/15/22		243	248,127
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21		486	496,517
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000 (s)	07/17/25		7,400	8,586,289
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000 (s)	07/17/25		26,664	28,816,143
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000 (s)	01/24/29		16,600	18,009,406
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	2.090	05/15/28		2,385	2,500,504
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.000	10/05/34		6,777	7,802,292
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.190	10/05/34		2,905	3,390,964
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.490	12/20/29		154	174,292
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.820	12/20/32		102	121,855
Residual Funding Corp., Strips Principal	1.394 (s)	01/15/30		3,889	3,469,925
Resolution Funding Corp., Unsec’d. Notes	8.625	01/15/30		429	725,672
Resolution Funding Corp., Strips Interest	3.071 (s)	10/15/27		9,821	8,953,122
Resolution Funding Corp., Strips Interest, Bonds	1.970 (s)	01/15/29		300	269,198
Resolution Funding Corp., Strips Interest, Bonds	2.250 (s)	04/15/28		19,575	17,875,532
Resolution Funding Corp., Strips Interest, Bonds	2.450 (s)	01/15/30		1,517	1,335,878
Resolution Funding Corp., Strips Interest, Bonds	2.931 (s)	01/15/28		9,795	9,011,519
Resolution Funding Corp., Strips Interest, Bonds	3.463 (s)	04/15/30		20,677	18,166,185
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27		5,675	6,428,716
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350	06/07/21	GBP	2,000	2,724,849
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36		790	1,254,953

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%	11/01/25	2,459	$ 3,241,771
Tennessee Valley Authority Generic Strip, Bonds	0.983 (s)	01/15/26	322	303,746
Tennessee Valley Authority Generic Strip, Bonds	1.886 (s)	09/15/39	575	376,956
Tennessee Valley Authority Generic Strip, Bonds	2.339 (s)	09/15/27	2,037	1,887,316
Tennessee Valley Authority Generic Strip, Bonds	2.698 (s)	06/15/29	1,400	1,237,821
Tennessee Valley Authority Principal Strip, Bonds	3.874 (s)	06/15/35	1,300	960,547
Tennessee Valley Authority Strips Principal, Bonds	2.827 (s)	11/01/25	110	105,399
Tennessee Valley Authority Strips Principal, Bonds	2.950 (s)	05/01/30	15,733	13,750,478
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.937 (s)	09/15/24	1,999	1,943,902
United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	6,892	8,157,319

Total U.S. Government Agency Obligations (cost $810,590,313)				893,376,981
U.S. Treasury Obligations 6.6%
U.S. Treasury Bonds(a)(k)	2.000	02/15/50	148,420	178,266,334
U.S. Treasury Bonds(k)	2.500	02/15/45	20,920	26,911,619
U.S. Treasury Bonds(k)	2.750	11/15/47	22,000	30,078,125
U.S. Treasury Bonds(a)(k)	2.875	05/15/43	117,345	159,332,508
U.S. Treasury Bonds(k)	2.875	08/15/45	5,405	7,420,896
U.S. Treasury Bonds	3.000	11/15/44	5,280	7,360,650
U.S. Treasury Bonds	3.000	05/15/45	600	839,063
U.S. Treasury Bonds(a)(h)	3.000	05/15/47	26,180	37,208,325
U.S. Treasury Bonds(a)(h)(k)	3.125	02/15/43	166,205	233,959,507
U.S. Treasury Bonds(a)(h)(k)	3.375	05/15/44	891,235	1,310,254,705
U.S. Treasury Bonds(a)(h)(k)	3.625	08/15/43	102,080	154,667,150
U.S. Treasury Bonds(a)(h)(k)	3.750	11/15/43	130,515	201,482,531
U.S. Treasury Notes	0.125	05/15/23	7,350	7,351,148
U.S. Treasury Notes	0.125	07/15/23	1,055	1,055,082
U.S. Treasury Notes(a)	0.250	06/30/25	30,665	30,720,101
U.S. Treasury Notes(h)	0.500	05/31/27	6,750	6,801,680
U.S. Treasury Notes(a)	0.500	06/30/27	74,185	74,741,387
U.S. Treasury Notes(a)	0.625	05/15/30	57,525	57,992,391
U.S. Treasury Notes(a)	1.125	02/28/22	26,805	27,230,111
U.S. Treasury Notes	1.500	01/31/27	10	10,731
U.S. Treasury Notes	1.625	09/30/26	1,930	2,082,138
U.S. Treasury Notes(k)	1.750	05/15/23	47,750	49,917,403
U.S. Treasury Notes(k)	1.750	12/31/24	9,885	10,562,277
U.S. Treasury Notes	2.000	02/15/25	5,165	5,584,656
U.S. Treasury Notes(a)	2.000	08/15/25	34,030	37,047,504
U.S. Treasury Notes(a)(k)	2.125	11/30/23	40,000	42,637,500
U.S. Treasury Notes	2.125	07/31/24	2,440	2,629,863
U.S. Treasury Notes(a)(k)	2.125	05/15/25	114,820	125,270,415

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(a)	2.250%	11/15/24	18,100	$ 19,695,063
U.S. Treasury Notes(a)	2.250	11/15/25	17,355	19,174,563
U.S. Treasury Notes(a)	2.375	08/15/24	50,680	55,169,931
U.S. Treasury Notes(k)	2.500	05/15/24	69,160	75,276,337
U.S. Treasury Notes(k)	2.875	05/15/28	2,690	3,191,853
U.S. Treasury Strips Coupon	1.450 (s)	08/15/42	13,055	10,017,673
U.S. Treasury Strips Coupon	1.565 (s)	11/15/41	35,820	27,920,011
U.S. Treasury Strips Coupon(a)(k)	1.820 (s)	08/15/27	50,000	48,285,157
U.S. Treasury Strips Coupon(k)	1.872 (s)	05/15/31	13,800	12,726,188
U.S. Treasury Strips Coupon(k)	1.889 (s)	08/15/29	13,800	13,041,000
U.S. Treasury Strips Coupon(k)	1.960 (s)	02/15/32	40,000	36,510,938
U.S. Treasury Strips Coupon(k)	2.010 (s)	11/15/29	20,000	18,828,125
U.S. Treasury Strips Coupon(k)	2.057 (s)	11/15/38	69,525	57,344,546
U.S. Treasury Strips Coupon(a)(h)(k)	2.059 (s)	02/15/39	220,490	180,655,381
U.S. Treasury Strips Coupon(k)	2.060 (s)	11/15/30	16,000	14,872,500
U.S. Treasury Strips Coupon(k)	2.089 (s)	11/15/35	19,135	16,588,401
U.S. Treasury Strips Coupon(k)	2.132 (s)	11/15/28	17,440	16,619,094
U.S. Treasury Strips Coupon(k)	2.162 (s)	05/15/29	42,370	40,170,401
U.S. Treasury Strips Coupon(a)(h)(k)	2.172 (s)	05/15/39	206,540	168,459,187
U.S. Treasury Strips Coupon(k)	2.251 (s)	08/15/40	27,600	22,025,016
U.S. Treasury Strips Coupon(k)	2.346 (s)	11/15/40	4,545	3,610,967
U.S. Treasury Strips Coupon	2.378 (s)	05/15/42	11,235	8,654,461
U.S. Treasury Strips Coupon(a)	2.394 (s)	11/15/43	124,950	93,180,487
U.S. Treasury Strips Coupon	2.405 (s)	08/15/44	35,000	25,674,414
U.S. Treasury Strips Coupon(k)	2.602 (s)	11/15/26	42,700	41,547,433
U.S. Treasury Strips Principal(a)	2.237 (s)	11/15/44	62,535	46,478,650
Total U.S. Treasury Obligations (cost $3,575,280,440)				3,905,133,577

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,959,837)	146,034	306,584
Exchange-Traded Funds 0.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	195,000	26,978,250
iShares iBoxx High Yield Corporate Bond ETF	320,000	27,324,800
Total Exchange-Traded Funds (cost $50,196,617)		54,303,050

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 6.638%	22,000	$ 594,000
Capital Markets 0.0%
State Street Corp. 5.350% Series G(a)	315,000	8,946,000

Total Preferred Stocks (cost $8,425,000)		9,540,000

Total Long-Term Investments (cost $53,548,588,423)		56,501,702,395

Short-Term Investments 13.3%
Affiliated Mutual Funds 13.2%
PGIM Core Short-Term Bond Fund(w)	70,130,397	645,199,653
PGIM Core Ultra Short Bond Fund(w)	2,743,842,877	2,743,842,877
PGIM Institutional Money Market Fund (cost $4,456,888,410; includes $4,455,484,777 of cash collateral for securities on loan)(b)(w)	4,460,575,086	4,460,129,028
Total Affiliated Mutual Funds (cost $7,841,000,033)		7,849,171,558

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificate of Deposit 0.1%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $49,952,025)	0.616%(c)	07/12/21	50,000	50,026,640

Options Purchased*~ 0.0%
(cost $531,999)	25,338,355

Total Short-Term Investments (cost $7,891,484,057)	7,924,536,553
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.0% (cost $61,440,072,480)	64,426,238,948

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $4,638,083)	$ (489,254)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 108.0% (cost $61,435,434,397)	64,425,749,694
Liabilities in excess of other assets(z) (8.0)%	(4,778,280,901)

Net Assets 100.0%	$ 59,647,468,793

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
Aces—Alternative Credit Enhancements Securities
AID—Agency for International Development
ARM—Adjustable Rate Mortgage
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GMTN—Global Medium Term Note
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $777,116,502 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,364,310,760; cash collateral of $4,455,484,777 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(f)	Indicates a restricted security; the aggregate original cost of such securities is $25,270,642. The aggregate value of $18,338,148 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	89,496	$ 1,784,102
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	231,722	4,398,920
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	451,251	8,545,118
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	457,600	9,013,547
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	90,553	1,596,668
Total Options Purchased (cost $531,999)							$25,338,355
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	3.41%	—	448,300	$(182,910)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21	$ 76.00	—	50,000	(75,608)
Total OTC Traded (premiums received $3,900,650)							$(258,518)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	12/16/20	2.50%	1.00%(Q)	CDX.NA.IG .33.V1(Q)	500,000	$(205,309)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EUR.32.V1, 12/20/24	Put	Goldman Sachs International	12/16/20	2.50%	1.00%(Q)	iTraxx.EUR .32.V1(Q)	EUR	500,000	$ (25,427)
Total OTC Swaptions (premiums received $737,433)									$(230,736)
Total Options Written (premiums received $4,638,083)									$(489,254)
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
41,713	5 Year U.S. Treasury Notes	Sep. 2020	$ 5,261,052,125	$ 20,783,202
7,814	10 Year U.S. Ultra Treasury Notes	Sep. 2020	1,244,379,500	19,417,842
14,496	20 Year U.S. Treasury Bonds	Sep. 2020	2,642,349,000	50,383,800
22,695	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	5,167,367,813	203,567,319
				294,152,163
Short Positions:
86,658	2 Year U.S. Treasury Notes	Sep. 2020	19,150,064,055	(17,996,995)
3,702	5 Year Euro-Bobl	Sep. 2020	589,750,657	(3,478,644)
4,274	10 Year Euro-Bund	Sep. 2020	893,734,789	(12,457,832)
64,583	10 Year U.S. Treasury Notes	Sep. 2020	9,046,665,870	(72,953,372)
299	30 Day Federal Funds	Feb. 2022	119,647,840	(12,421)
480	30 Day Federal Funds	Mar. 2022	192,086,400	(29,739)
205	30 Day Federal Funds	Apr. 2022	82,049,200	(20,596)
98	30 Year Euro Buxl	Sep. 2020	25,955,327	(822,014)
2,770	Euro Schatz Index	Sep. 2020	366,001,905	(313,429)
888	Swiss Franc Currency	Jun. 2022	222,144,300	(45,763)
				(108,130,805)
				$ 186,021,358
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	BNP Paribas S.A.	AUD	13,107	$ 9,388,000	$ 9,366,849	$ —	$ (21,151)
Expiring 10/20/20	Citibank, N.A.	AUD	15,234	10,918,000	10,887,078	—	(30,922)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	93,547	$ 17,207,755	$ 17,929,499	$ 721,744	$ —
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	41,811	7,804,000	8,013,622	209,622	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	367,473	69,954,823	70,431,279	476,456	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	60,011	11,276,000	11,501,858	225,858	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	44,212	8,140,000	8,473,927	333,927	—
Expiring 09/02/20	BNP Paribas S.A.	BRL	104,011	20,029,000	19,910,158	—	(118,842)
Expiring 09/02/20	Goldman Sachs International	BRL	48,386	9,305,000	9,262,257	—	(42,743)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	106,456	20,530,350	20,378,193	—	(152,157)
British Pound,
Expiring 10/19/20	Barclays Bank PLC	GBP	6,673	8,369,000	8,738,446	369,446	—
Expiring 10/19/20	Citibank, N.A.	GBP	5,526	6,993,000	7,237,109	244,109	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	16,254	20,523,000	21,285,753	762,753	—
Canadian Dollar,
Expiring 10/20/20	Barclays Bank PLC	CAD	18,288	13,469,000	13,655,985	186,985	—
Expiring 10/20/20	Citibank, N.A.	CAD	30,436	22,493,000	22,727,397	234,397	—
Expiring 10/20/20	Citibank, N.A.	CAD	23,506	17,362,000	17,552,482	190,482	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	53,561	39,987,000	39,994,602	7,602	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	24,270	18,112,000	18,122,517	10,517	—
Expiring 10/20/20	The Toronto-Dominion Bank	CAD	29,452	21,936,000	21,992,210	56,210	—
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	7,292,998	9,362,000	9,637,597	275,597	—
Expiring 09/16/20	Citibank, N.A.	CLP	13,990,590	17,194,217	18,488,374	1,294,157	—
Expiring 09/16/20	HSBC Bank USA, N.A.	CLP	13,722,005	17,908,000	18,133,442	225,442	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	12,347,673	$ 16,134,000	$ 16,317,281	$ 183,281	$ —
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	11,916,894	14,949,000	15,748,013	799,013	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	9,723,464	12,385,000	12,849,424	464,424	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	12,313,549	16,017,000	16,272,187	255,187	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	9,304,443	12,118,000	12,295,694	177,694	—
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	119,650	16,685,000	17,109,056	424,056	—
Expiring 08/07/20	BNP Paribas S.A.	CNH	111,212	15,827,000	15,902,362	75,362	—
Expiring 08/07/20	Citibank, N.A.	CNH	301,257	42,538,000	43,077,343	539,343	—
Expiring 08/07/20	Citibank, N.A.	CNH	280,177	39,545,000	40,063,019	518,019	—
Expiring 08/07/20	Citibank, N.A.	CNH	256,225	36,049,000	36,638,060	589,060	—
Expiring 08/07/20	Citibank, N.A.	CNH	233,319	33,352,000	33,362,683	10,683	—
Expiring 08/07/20	Citibank, N.A.	CNH	81,876	11,474,490	11,707,642	233,152	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	344,709	49,143,536	49,290,614	147,078	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	246,642	34,774,000	35,267,809	493,809	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	241,119	33,924,000	34,478,065	554,065	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	196,293	27,725,000	28,068,322	343,322	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	159,816	22,586,000	22,852,379	266,379	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	127,280	17,985,000	18,200,021	215,021	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	116,270	16,602,000	16,625,728	23,728	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	79,613	11,371,000	11,384,048	13,048	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	243,174	34,384,970	34,771,920	386,950	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	142,151	19,875,000	20,326,418	451,418	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	168,218	23,962,000	23,925,560	—	(36,440)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/14/21	Citibank, N.A.	CNH	337,388	$ 48,350,183	$ 47,474,258	$ —	$ (875,925)
Colombian Peso,
Expiring 09/16/20	Goldman Sachs International	COP	63,622,629	17,444,000	16,982,504	—	(461,496)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	65,992,045	17,692,000	17,614,961	—	(77,039)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	44,127,903	11,779,000	11,778,864	—	(136)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	21,171,736	5,584,000	5,651,277	67,277	—
Czech Koruna,
Expiring 10/19/20	Barclays Bank PLC	CZK	445,843	20,152,000	20,019,383	—	(132,617)
Expiring 10/19/20	Citibank, N.A.	CZK	359,467	16,117,000	16,140,926	23,926	—
Expiring 10/19/20	Goldman Sachs International	CZK	972,203	41,084,485	43,654,169	2,569,684	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	362,765	16,234,000	16,288,993	54,993	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	227,316	10,033,500	10,207,021	173,521	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	371,520	16,481,000	16,682,098	201,098	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	227,259	10,033,500	10,204,449	170,949	—
Expiring 10/19/20	UBS AG	CZK	359,271	16,151,000	16,132,102	—	(18,898)
Euro,
Expiring 10/19/20	Citibank, N.A.	EUR	35,786	40,774,000	42,225,264	1,451,264	—
Expiring 10/19/20	Citibank, N.A.	EUR	13,910	16,475,000	16,412,523	—	(62,477)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	20,063	23,685,250	23,673,614	—	(11,636)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	15,388	17,543,365	18,156,420	613,055	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	15,156	17,971,791	17,882,919	—	(88,872)
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	7,213,472	24,815,000	24,660,864	—	(154,136)
Expiring 10/19/20	Citibank, N.A.	HUF	2,256,895	7,527,500	7,715,699	188,199	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	4,715,965	$ 15,969,000	$ 16,122,578	$ 153,578	$ —
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	2,252,190	7,527,500	7,699,615	172,115	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	2,370,263	8,078,000	8,103,272	25,272	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	4,547,914	15,275,000	15,548,060	273,060	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	2,392,789	7,682,000	8,180,284	498,284	—
Expiring 10/19/20	UBS AG	HUF	4,735,942	16,125,000	16,190,872	65,872	—
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	1,243,801	16,472,000	16,513,866	41,866	—
Expiring 09/16/20	Citibank, N.A.	INR	1,311,885	17,207,755	17,417,815	210,060	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	2,024,303	26,651,000	26,876,552	225,552	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	1,372,413	18,224,000	18,221,443	—	(2,557)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	1,411,829	18,655,000	18,744,768	89,768	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	815,322	10,814,000	10,824,974	10,974	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	736,105	9,818,000	9,773,215	—	(44,785)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	1,730,162	22,920,000	22,971,256	51,256	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	244,154,000	17,177,009	16,461,152	—	(715,857)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	387,607,122	26,523,000	26,132,931	—	(390,069)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	216,448,150	14,810,000	14,593,191	—	(216,809)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	162,626,675	11,135,000	10,964,483	—	(170,517)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	264,082,000	17,500,464	17,804,721	304,257	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	254,146,557	$ 17,425,201	$ 17,134,862	$ —	$ (290,339)
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	523,610,640	34,657,840	35,302,450	644,610	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	48,603	14,285,990	14,286,200	210	—
Expiring 09/16/20	Barclays Bank PLC	ILS	28,886	8,456,932	8,490,739	33,807	—
Expiring 09/16/20	Citibank, N.A.	ILS	107,396	31,164,000	31,567,691	403,691	—
Expiring 09/16/20	Citibank, N.A.	ILS	54,374	15,946,000	15,982,559	36,559	—
Expiring 09/16/20	Citibank, N.A.	ILS	30,758	9,016,068	9,040,847	24,779	—
Expiring 09/16/20	Goldman Sachs International	ILS	77,834	22,850,000	22,878,209	28,209	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ILS	142,676	41,370,948	41,937,624	566,676	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	32,578	9,536,000	9,575,970	39,970	—
Japanese Yen,
Expiring 10/19/20	Citibank, N.A.	JPY	10,922,863	102,408,046	103,288,655	880,609	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	5,316,518	50,584,654	50,273,999	—	(310,655)
Expiring 10/19/20	UBS AG	JPY	1,667,477	15,577,420	15,767,979	190,559	—
Mexican Peso,
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	742,657	33,655,353	33,163,491	—	(491,862)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	395,766	17,215,809	17,673,000	457,191	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	384,047	16,866,216	17,149,715	283,499	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	265,923	11,550,000	11,874,846	324,846	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	376,502	16,961,136	16,812,761	—	(148,375)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	366,159	16,790,016	16,350,903	—	(439,113)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/16/20	Barclays Bank PLC	TWD	414,160	$ 14,177,000	$ 14,176,094	$ —	$ (906)
Expiring 09/16/20	Credit Suisse International	TWD	651,698	22,251,000	22,306,700	55,700	—
Expiring 09/16/20	Credit Suisse International	TWD	574,870	19,736,000	19,676,981	—	(59,019)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	656,885	22,529,000	22,484,223	—	(44,777)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,023,936	34,998,000	35,047,874	49,874	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	307,201	10,508,000	10,515,062	7,062	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	1,733,170	59,102,126	59,323,913	221,787	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	580,619	19,857,000	19,873,743	16,743	—
New Zealand Dollar,
Expiring 10/20/20	Citibank, N.A.	NZD	19,615	13,020,000	13,009,077	—	(10,923)
Expiring 10/20/20	Citibank, N.A.	NZD	18,167	12,105,000	12,048,993	—	(56,007)
Expiring 10/20/20	Citibank, N.A.	NZD	16,791	11,017,000	11,136,039	119,039	—
Norwegian Krone,
Expiring 10/19/20	Citibank, N.A.	NOK	183,246	19,564,000	20,138,321	574,321	—
Expiring 10/19/20	Citibank, N.A.	NOK	69,082	7,622,000	7,591,906	—	(30,094)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	76,145	8,365,000	8,368,151	3,151	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	70,374	7,657,000	7,733,919	76,919	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	116,273	33,195,736	32,879,859	—	(315,877)
Expiring 09/16/20	Citibank, N.A.	PEN	83,596	23,694,985	23,639,371	—	(55,614)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	52,116	15,068,913	14,737,391	—	(331,522)
Philippine Peso,
Expiring 09/16/20	Barclays Bank PLC	PHP	713,107	14,194,000	14,479,664	285,664	—
Expiring 09/16/20	Goldman Sachs International	PHP	1,074,175	21,335,000	21,811,168	476,168	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	745,742	14,820,000	15,142,336	322,336	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	690,370	$ 13,854,000	$ 14,017,992	$ 163,992	$ —
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	616,704	12,243,475	12,522,202	278,727	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	595,442	12,017,000	12,090,486	73,486	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	578,043	11,680,000	11,737,196	57,196	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	535,269	10,641,525	10,868,658	227,133	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	519,943	10,343,000	10,557,460	214,460	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	772,076	15,380,000	15,677,041	297,041	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	47,961	12,776,000	12,812,852	36,852	—
Expiring 10/19/20	Barclays Bank PLC	PLN	46,106	12,133,950	12,317,350	183,400	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	146,130	36,792,476	39,038,652	2,246,176	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	54,934	14,652,000	14,675,748	23,748	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	50,501	13,500,000	13,491,514	—	(8,486)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	28,866	7,596,050	7,711,511	115,461	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	87,834	23,208,000	23,464,812	256,812	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	37,354	9,540,000	9,979,120	439,120	—
Expiring 10/19/20	UBS AG	PLN	75,039	20,182,000	20,046,708	—	(135,292)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	1,413,556	20,201,023	18,933,893	—	(1,267,130)
Expiring 09/16/20	Barclays Bank PLC	RUB	606,062	8,696,543	8,117,903	—	(578,640)
Expiring 09/16/20	Barclays Bank PLC	RUB	566,585	8,131,133	7,589,133	—	(542,000)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	4,259,150	$ 59,214,485	$ 57,049,215	$ —	$ (2,165,270)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	4,259,150	60,419,901	57,049,215	—	(3,370,686)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	877,133	12,501,000	11,748,760	—	(752,240)
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	23,890	17,202,000	17,388,967	186,967	—
Expiring 09/16/20	BNP Paribas S.A.	SGD	37,440	27,026,000	27,250,796	224,796	—
Expiring 09/16/20	Credit Suisse International	SGD	56,950	41,080,000	41,452,043	372,043	—
Expiring 09/16/20	Credit Suisse International	SGD	30,548	22,203,000	22,234,556	31,556	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	190,644	137,260,581	138,762,445	1,501,864	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	49,458	35,753,522	35,998,474	244,952	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	44,997	32,374,000	32,751,555	377,555	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	37,536	27,347,000	27,320,779	—	(26,221)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	28,517	20,465,000	20,756,102	291,102	—
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	238,635	14,337,000	13,888,641	—	(448,359)
Expiring 09/16/20	Barclays Bank PLC	ZAR	201,626	12,174,000	11,734,703	—	(439,297)
Expiring 09/16/20	Barclays Bank PLC	ZAR	171,142	10,171,000	9,960,541	—	(210,459)
Expiring 09/16/20	Barclays Bank PLC	ZAR	162,073	9,448,000	9,432,696	—	(15,304)
Expiring 09/16/20	Citibank, N.A.	ZAR	144,769	8,267,000	8,425,618	158,618	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	209,663	12,602,000	12,202,436	—	(399,564)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	162,342	9,693,000	9,448,345	—	(244,655)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	152,272	$ 9,078,000	$ 8,862,288	$ —	$ (215,712)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	20,610,345	17,057,308	17,249,807	192,499	—
Expiring 09/16/20	Credit Suisse International	KRW	28,470,913	23,888,000	23,828,701	—	(59,299)
Expiring 09/16/20	Credit Suisse International	KRW	22,598,163	18,879,000	18,913,509	34,509	—
Expiring 09/16/20	Credit Suisse International	KRW	19,403,051	16,226,000	16,239,363	13,363	—
Expiring 09/16/20	Goldman Sachs International	KRW	27,519,209	22,970,000	23,032,173	62,173	—
Expiring 09/16/20	Goldman Sachs International	KRW	18,774,577	15,604,000	15,713,362	109,362	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	47,562,759	39,728,000	39,807,601	79,601	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	40,530,763	33,580,032	33,922,181	342,149	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	22,943,938	19,279,000	19,202,905	—	(76,095)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	21,994,979	18,223,000	18,408,674	185,674	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	17,429,511	14,607,000	14,587,611	—	(19,389)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	40,330,290	33,580,032	33,754,394	174,362	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	36,460,653	30,388,000	30,515,705	127,705	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	25,374,545	21,263,235	21,237,199	—	(26,036)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	20,651,974	17,194,217	17,284,648	90,431	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	20,260,130	16,894,000	16,956,694	62,694	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	20,733,143	17,393,722	17,352,582	—	(41,140)
Swedish Krona,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	SEK	733,307	79,398,917	83,584,615	4,185,698	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/19/20	Citibank, N.A.	CHF	13,315	$ 14,235,000	$ 14,592,663	$ 357,663	$ —
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	17,757	18,945,000	19,460,870	515,870	—
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	524,006	16,620,600	16,802,172	181,572	—
Expiring 09/16/20	BNP Paribas S.A.	THB	245,654	7,965,360	7,876,861	—	(88,499)
Expiring 09/16/20	Citibank, N.A.	THB	497,743	15,739,000	15,960,045	221,045	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	1,128,071	35,766,927	36,171,425	404,498	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	1,062,351	34,317,000	34,064,135	—	(252,865)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	869,997	28,026,000	27,896,325	—	(129,675)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	582,284	18,821,000	18,670,851	—	(150,149)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	461,553	14,937,000	14,799,636	—	(137,364)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	450,288	14,590,000	14,438,424	—	(151,576)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	427,936	13,598,000	13,721,698	123,698	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	384,844	12,248,000	12,339,977	91,977	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,208,952	38,827,000	38,764,875	—	(62,125)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	835,325	26,898,000	26,784,584	—	(113,416)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	579,617	18,266,000	18,585,322	319,322	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	574,388	18,500,000	18,417,664	—	(82,336)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	475,038	15,291,000	15,232,016	—	(58,984)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	436,714	14,160,640	14,003,172	—	(157,468)
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	151,604	21,572,000	20,943,051	—	(628,949)
Expiring 09/16/20	Barclays Bank PLC	TRY	145,724	20,731,000	20,130,867	—	(600,133)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	TRY	95,427	$ 13,520,000	$ 13,182,648	$ —	$ (337,352)
Expiring 09/16/20	Barclays Bank PLC	TRY	62,737	8,957,000	8,666,650	—	(290,350)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	174,553	24,648,000	24,113,406	—	(534,594)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	92,137	13,041,000	12,728,156	—	(312,844)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	85,936	12,125,000	11,871,483	—	(253,517)
				$4,343,976,486	$4,364,810,029	42,628,177	(21,794,634)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	Citibank, N.A.	AUD	25,163	$ 17,594,000	$ 17,982,803	$ —	$ (388,803)
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	367,983	255,670,927	262,976,221	—	(7,305,294)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	91,416	17,194,217	17,521,085	—	(326,868)
Expiring 08/04/20	Citibank, N.A.	BRL	45,971	8,577,000	8,810,986	—	(233,986)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	91,895	17,277,010	17,612,902	—	(335,892)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	377,772	71,875,722	72,405,212	—	(529,490)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	367,473	69,875,676	70,343,208	—	(467,532)
British Pound,
Expiring 10/19/20	Barclays Bank PLC	GBP	159,149	201,579,453	208,412,048	—	(6,832,595)
Expiring 10/19/20	Citibank, N.A.	GBP	24,173	31,377,141	31,655,570	—	(278,429)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	318,297	403,037,636	416,824,098	—	(13,786,462)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/19/20	The Toronto-Dominion Bank	GBP	159,149	$ 200,720,530	$ 208,412,050	$ —	$ (7,691,520)
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	153,894	114,063,772	114,914,789	—	(851,017)
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	27,191,114	35,130,638	35,932,686	—	(802,048)
Expiring 09/16/20	Citibank, N.A.	CLP	3,737,512	4,594,000	4,939,071	—	(345,071)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	117,878,698	144,654,189	155,775,091	—	(11,120,902)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	15,663,187	19,074,000	20,698,688	—	(1,624,688)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	6,229,089	7,650,000	8,231,656	—	(581,656)
Chinese Renminbi,
Expiring 08/07/20	Citibank, N.A.	CNH	162,058	23,105,000	23,173,059	—	(68,059)
Expiring 08/07/20	Credit Suisse International	CNH	179,571	25,622,000	25,677,213	—	(55,213)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	209,717	29,833,000	29,987,839	—	(154,839)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	186,785	26,657,000	26,708,687	—	(51,687)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	116,029	16,558,000	16,591,147	—	(33,147)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	337,388	48,428,608	47,474,257	954,351	—
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	58,158,240	15,380,000	15,523,919	—	(143,919)
Expiring 09/16/20	BNP Paribas S.A.	COP	101,481,623	28,327,041	27,088,036	1,239,005	—
Expiring 09/16/20	Citibank, N.A.	COP	65,217,391	17,207,755	17,408,186	—	(200,431)
Expiring 09/16/20	Goldman Sachs International	COP	101,716,470	28,352,233	27,150,722	1,201,511	—
Expiring 09/16/20	HSBC Bank USA, N.A.	COP	35,656,592	9,770,000	9,517,655	252,345	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	104,977,168	27,791,000	28,021,086	—	(230,086)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	96,599,907	$ 26,814,686	$ 25,784,981	$ 1,029,705	$ —
Czech Koruna,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	138,857	5,952,000	6,235,011	—	(283,011)
Euro,
Expiring 10/19/20	Barclays Bank PLC	EUR	1,057,311	1,200,791,607	1,247,569,237	—	(46,777,630)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	29,644	34,844,000	34,978,289	—	(134,289)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	15,435	17,617,028	18,212,370	—	(595,342)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	10,048	11,487,731	11,855,843	—	(368,112)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	639	731,047	753,470	—	(22,423)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	1,032,237	1,167,619,722	1,217,982,613	—	(50,362,891)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	78,495	91,439,650	92,619,780	—	(1,180,130)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	55,237	62,912,870	65,176,492	—	(2,263,622)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	16,051	18,348,098	18,938,807	—	(590,709)
Expiring 12/02/20	Citibank, N.A.	EUR	1,108,833	1,257,222,497	1,309,656,595	—	(52,434,098)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	9,515,272	30,394,403	32,530,079	—	(2,135,676)
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	1,145,306	15,026,000	15,206,154	—	(180,154)
Expiring 09/16/20	Citibank, N.A.	INR	1,186,767	15,531,000	15,756,627	—	(225,627)
Expiring 09/16/20	Citibank, N.A.	INR	1,145,999	15,043,000	15,215,357	—	(172,357)
Expiring 09/16/20	Credit Suisse International	INR	1,474,290	19,320,000	19,574,057	—	(254,057)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	2,181,769	$ 28,414,000	$ 28,967,213	$ —	$ (553,213)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	2,942,344	38,286,000	39,065,324	—	(779,324)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	2,276,923	29,557,000	30,230,574	—	(673,574)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	2,038,048	26,544,000	27,059,043	—	(515,043)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	1,467,072	19,261,000	19,478,223	—	(217,223)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	1,104,562	14,331,000	14,665,200	—	(334,200)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	809,157	10,598,000	10,743,132	—	(145,132)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	670,582	8,928,000	8,903,277	24,723	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	1,296,054	16,886,700	17,207,633	—	(320,933)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	1,110,925	14,452,000	14,749,686	—	(297,686)
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	147,155,540	10,006,000	9,921,401	84,599	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	401,890,138	27,102,000	27,095,909	6,091	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	379,643,951	25,875,000	25,596,045	278,955	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	301,131,752	20,296,000	20,302,659	—	(6,659)
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	226,442,000	15,352,000	15,266,988	85,012	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	194,129,796	12,911,000	13,088,461	—	(177,461)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	301,798,848	20,436,000	20,347,636	88,364	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	221,345,250	15,533,000	14,923,359	609,641	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	214,929,828	15,089,000	14,490,824	598,176	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	204,548,369	$ 13,753,000	$ 13,790,893	$ —	$ (37,893)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	176,966,159	12,006,000	11,931,268	74,732	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	54,109	15,744,000	15,904,582	—	(160,582)
Expiring 09/16/20	Citibank, N.A.	ILS	85,218	24,712,000	25,048,747	—	(336,747)
Expiring 09/16/20	Citibank, N.A.	ILS	57,463	16,641,000	16,890,461	—	(249,461)
Expiring 09/16/20	Citibank, N.A.	ILS	55,065	16,015,000	16,185,502	—	(170,502)
Expiring 09/16/20	Citibank, N.A.	ILS	53,726	15,580,000	15,792,032	—	(212,032)
Japanese Yen,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	5,319,689	50,699,483	50,303,984	395,499	—
Mexican Peso,
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	402,388	17,971,791	17,968,741	3,050	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	360,183	15,963,000	16,084,053	—	(121,053)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	356,091	15,648,000	15,901,330	—	(253,330)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	187,355	8,265,000	8,366,377	—	(101,377)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	177,893	7,897,000	7,943,852	—	(46,852)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	143,826	6,333,000	6,422,566	—	(89,566)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	394,676	17,194,217	17,624,345	—	(430,128)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	393,517	16,866,216	17,572,609	—	(706,393)
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	1,250,182	42,952,000	42,791,946	160,054	—
Expiring 09/16/20	Citibank, N.A.	TWD	641,935	21,942,000	21,972,517	—	(30,517)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	575,882	19,652,000	19,711,620	—	(59,620)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	489,975	16,757,000	16,771,129	—	(14,129)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,363,322	$ 46,479,000	$ 46,664,553	$ —	$ (185,553)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,113,687	37,991,000	38,119,911	—	(128,911)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	961,367	32,791,000	32,906,194	—	(115,194)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	572,822	19,634,000	19,606,872	27,128	—
New Zealand Dollar,
Expiring 10/20/20	The Toronto-Dominion Bank	NZD	129,276	85,113,698	85,738,557	—	(624,859)
Norwegian Krone,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	165,645	17,618,002	18,203,995	—	(585,993)
Peruvian Nuevo Sol,
Expiring 09/16/20	BNP Paribas S.A.	PEN	44,858	12,961,200	12,685,003	276,197	—
Expiring 09/16/20	Citibank, N.A.	PEN	105,480	29,695,000	29,827,676	—	(132,676)
Expiring 09/16/20	Citibank, N.A.	PEN	81,309	23,412,000	22,992,778	419,222	—
Expiring 09/16/20	Citibank, N.A.	PEN	68,702	19,398,000	19,427,731	—	(29,731)
Expiring 09/16/20	Citibank, N.A.	PEN	54,890	15,697,000	15,521,933	175,067	—
Expiring 09/16/20	Citibank, N.A.	PEN	54,856	15,621,000	15,512,334	108,666	—
Expiring 09/16/20	Citibank, N.A.	PEN	53,282	15,213,000	15,067,224	145,776	—
Expiring 09/16/20	Citibank, N.A.	PEN	53,271	15,459,000	15,064,033	394,967	—
Expiring 09/16/20	Citibank, N.A.	PEN	52,268	14,945,000	14,780,306	164,694	—
Expiring 09/16/20	Citibank, N.A.	PEN	34,601	9,825,000	9,784,603	40,397	—
Expiring 09/16/20	Goldman Sachs International	PEN	30,232	8,567,000	8,548,952	18,048	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	30,051	8,524,000	8,497,967	26,033	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	54,873	15,557,000	15,516,967	40,033	—
Philippine Peso,
Expiring 09/16/20	BNP Paribas S.A.	PHP	605,210	12,001,000	12,288,828	—	(287,828)
Expiring 09/16/20	Citibank, N.A.	PHP	1,953,811	38,870,210	39,672,231	—	(802,021)
Expiring 09/16/20	Citibank, N.A.	PHP	1,227,875	24,153,182	24,932,069	—	(778,887)
Expiring 09/16/20	Citibank, N.A.	PHP	671,505	13,384,599	13,634,949	—	(250,350)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	2,992,546	59,841,946	60,763,797	—	(921,851)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	1,312,510	25,885,738	26,650,590	—	(764,852)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	1,279,391	$ 25,763,000	$ 25,978,089	$ —	$ (215,089)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	902,281	18,282,000	18,320,854	—	(38,854)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	489,053	9,752,000	9,930,246	—	(178,246)
Polish Zloty,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	51,295	13,053,000	13,703,408	—	(650,408)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	1,196,413	16,866,216	16,025,369	840,847	—
Expiring 09/16/20	Barclays Bank PLC	RUB	924,207	12,988,000	12,379,292	608,708	—
Expiring 09/16/20	Barclays Bank PLC	RUB	834,103	11,620,000	11,172,396	447,604	—
Expiring 09/16/20	Barclays Bank PLC	RUB	654,272	8,969,000	8,763,645	205,355	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	668,769	9,248,000	8,957,833	290,167	—
Expiring 09/16/20	UBS AG	RUB	781,133	11,175,000	10,462,885	712,115	—
Singapore Dollar,
Expiring 09/16/20	Credit Suisse International	SGD	22,397	16,069,000	16,301,899	—	(232,899)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	50,865	36,520,000	37,022,993	—	(502,993)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	28,699	20,610,000	20,889,213	—	(279,213)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	28,608	20,579,000	20,822,893	—	(243,893)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	23,933	17,171,000	17,419,833	—	(248,833)
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,765,895	103,967,921	102,775,691	1,192,230	—
Expiring 09/16/20	Barclays Bank PLC	ZAR	112,216	6,511,000	6,531,015	—	(20,015)
Expiring 09/16/20	Citibank, N.A.	ZAR	213,536	12,498,000	12,427,857	70,143	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	ZAR	193,294	$ 11,185,000	$ 11,249,751	$ —	$ (64,751)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	284,053	16,961,136	16,531,994	429,142	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	165,240	9,538,870	9,617,020	—	(78,150)
South Korean Won,
Expiring 09/16/20	Credit Suisse International	KRW	33,140,550	27,439,000	27,736,948	—	(297,948)
Expiring 09/16/20	Goldman Sachs International	KRW	18,397,413	15,397,000	15,397,696	—	(696)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	17,562,846	14,615,000	14,699,205	—	(84,205)
Swedish Krona,
Expiring 10/19/20	Citibank, N.A.	SEK	131,222	14,839,000	14,957,066	—	(118,066)
Swiss Franc,
Expiring 10/19/20	BNP Paribas S.A.	CHF	12,116	12,925,000	13,279,156	—	(354,156)
Expiring 10/19/20	Citibank, N.A.	CHF	34,023	36,248,000	37,288,021	—	(1,040,021)
Expiring 10/19/20	Citibank, N.A.	CHF	24,966	27,033,000	27,361,651	—	(328,651)
Expiring 10/19/20	Citibank, N.A.	CHF	19,358	20,657,000	21,215,488	—	(558,488)
Expiring 10/19/20	Goldman Sachs International	CHF	34,684	36,845,000	38,012,676	—	(1,167,676)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	19,400	21,221,000	21,261,783	—	(40,783)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CHF	95,552	102,083,178	104,722,259	—	(2,639,081)
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	510,310	16,349,000	16,362,997	—	(13,997)
Expiring 09/16/20	Credit Suisse International	THB	367,353	11,770,000	11,779,133	—	(9,133)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	1,265,606	40,678,000	40,581,479	96,521	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	395,809	12,683,000	12,691,540	—	(8,540)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	119,483	$ 17,024,005	$ 16,874,573	$ 149,432	$ —
Expiring 09/16/20	Barclays Bank PLC	TRY	432,553	62,033,138	59,754,305	2,278,833	—
Expiring 09/16/20	Barclays Bank PLC	TRY	144,377	20,272,000	19,944,755	327,245	—
Expiring 09/16/20	Barclays Bank PLC	TRY	144,171	20,705,000	19,916,270	788,730	—
Expiring 09/16/20	Barclays Bank PLC	TRY	132,471	18,745,000	18,299,983	445,017	—
Expiring 09/16/20	Barclays Bank PLC	TRY	118,311	16,687,000	16,343,860	343,140	—
Expiring 09/16/20	Barclays Bank PLC	TRY	115,660	16,504,000	15,977,670	526,330	—
Expiring 09/16/20	Barclays Bank PLC	TRY	111,343	15,936,000	15,381,334	554,666	—
Expiring 09/16/20	Barclays Bank PLC	TRY	107,493	15,458,000	14,849,502	608,498	—
Expiring 09/16/20	Barclays Bank PLC	TRY	107,437	15,202,000	14,841,768	360,232	—
Expiring 09/16/20	Barclays Bank PLC	TRY	99,017	14,144,000	13,678,611	465,389	—
Expiring 09/16/20	Barclays Bank PLC	TRY	89,378	12,803,000	12,346,945	456,055	—
Expiring 09/16/20	Barclays Bank PLC	TRY	77,635	11,067,000	10,724,764	342,236	—
Expiring 09/16/20	Barclays Bank PLC	TRY	66,855	9,605,000	9,235,528	369,472	—
Expiring 09/16/20	Barclays Bank PLC	TRY	49,653	7,057,000	6,859,241	197,759	—
Expiring 09/16/20	Barclays Bank PLC	TRY	42,087	5,991,000	5,814,010	176,990	—
Expiring 09/16/20	Citibank, N.A.	TRY	32,313	4,660,000	4,463,879	196,121	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	180,389	25,884,438	24,919,501	964,937	—
				$8,399,046,771	$8,610,164,699	23,365,955	(234,483,883)
						$65,994,132	$(256,278,517)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/20	Buy	CZK	408,936	EUR	15,485	$ 90,852	$—	HSBC Bank USA, N.A.
10/19/20	Buy	GBP	1,224	EUR	1,349	11,150	—	Morgan Stanley & Co. International PLC
						$102,002	$—
Credit default swap agreements outstanding at July 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Federation of Malaysia (D11)	06/20/23	1.000%(Q)	5,100	$ (105,709)	$ 3,209	$ (108,918)	Bank of America, N.A.
Federative Republic of Brazil (D11)	06/20/23	1.000%(Q)	25,500	397,686	16,047	381,639	Bank of America, N.A.
People’s Republic of China (D11)	06/20/23	1.000%(Q)	18,700	(459,564)	11,768	(471,332)	Bank of America, N.A.
Republic of Chile (D11)	06/20/23	1.000%(Q)	5,100	(98,190)	3,209	(101,399)	Bank of America, N.A.
Republic of Colombia (D11)	06/20/23	1.000%(Q)	6,800	(52,246)	4,279	(56,525)	Bank of America, N.A.
Republic of Indonesia (D11)	06/20/23	1.000%(Q)	6,800	(75,010)	4,279	(79,289)	Bank of America, N.A.
Republic of Panama (D11)	06/20/23	1.000%(Q)	5,100	(74,023)	3,209	(77,232)	Bank of America, N.A.
Republic of Peru (D11)	06/20/23	1.000%(Q)	5,100	(89,088)	3,209	(92,297)	Bank of America, N.A.
Republic of Philippines (D11)	06/20/23	1.000%(Q)	5,100	(108,192)	3,209	(111,401)	Bank of America, N.A.
Republic of South Africa (D11)	06/20/23	1.000%(Q)	15,300	654,604	9,628	644,976	Bank of America, N.A.
Republic of Turkey (D11)	06/20/23	1.000%(Q)	23,800	2,761,190	14,977	2,746,213	Bank of America, N.A.
Russian Federation (D11)	06/20/23	1.000%(Q)	15,300	(163,322)	9,628	(172,950)	Bank of America, N.A.
United Mexican States (D11)	06/20/23	1.000%(Q)	22,100	(80,646)	13,908	(94,554)	Bank of America, N.A.
Emirate of Abu Dhabi (D12)	06/20/25	1.000%(Q)	2,000	(47,215)	1,682	(48,897)	Citibank, N.A.
Federation of Malaysia (D12)	06/20/25	1.000%(Q)	3,000	(63,094)	2,522	(65,616)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D12)	06/20/25	1.000%(Q)	12,000	$ 636,486	$ 10,090	$ 626,396	Citibank, N.A.
Kingdom of Saudi Arabia (D12)	06/20/25	1.000%(Q)	2,000	(9,983)	1,682	(11,665)	Citibank, N.A.
People’s Republic of China (D12)	06/20/25	1.000%(Q)	12,000	(342,078)	10,090	(352,168)	Citibank, N.A.
Republic of Chile (D12)	06/20/25	1.000%(Q)	2,000	(30,861)	1,682	(32,543)	Citibank, N.A.
Republic of Colombia (D12)	06/20/25	1.000%(Q)	5,000	62,077	4,204	57,873	Citibank, N.A.
Republic of Indonesia (D12)	06/20/25	1.000%(Q)	8,000	49,686	6,727	42,959	Citibank, N.A.
Republic of Panama (D12)	06/20/25	1.000%(Q)	2,000	(9,812)	1,682	(11,494)	Citibank, N.A.
Republic of Peru (D12)	06/20/25	1.000%(Q)	2,000	(22,263)	1,682	(23,945)	Citibank, N.A.
Republic of Philippines (D12)	06/20/25	1.000%(Q)	2,000	(44,332)	1,682	(46,014)	Citibank, N.A.
Republic of South Africa (D12)	06/20/25	1.000%(Q)	9,000	842,048	7,567	834,481	Citibank, N.A.
Republic of Turkey (D12)	06/20/25	1.000%(Q)	12,000	2,277,032	10,090	2,266,942	Citibank, N.A.
Republic of Ukraine (D12)	06/20/25	1.000%(Q)	2,000	383,793	1,682	382,111	Citibank, N.A.
Russian Federation (D12)	06/20/25	1.000%(Q)	6,000	5,172	5,045	127	Citibank, N.A.
State of Qatar (D12)	06/20/25	1.000%(Q)	2,000	(48,204)	1,682	(49,886)	Citibank, N.A.
United Mexican States (D12)	06/20/25	1.000%(Q)	12,000	229,283	10,090	219,193	Citibank, N.A.
Emirate of Abu Dhabi (D13)	06/20/25	1.000%(Q)	2,000	(47,215)	1,522	(48,737)	Citibank, N.A.
Federation of Malaysia (D13)	06/20/25	1.000%(Q)	3,000	(63,094)	2,282	(65,376)	Citibank, N.A.
Federative Republic of Brazil (D13)	06/20/25	1.000%(Q)	12,000	636,486	9,129	627,357	Citibank, N.A.
Kingdom of Saudi Arabia (D13)	06/20/25	1.000%(Q)	2,000	(9,983)	1,522	(11,505)	Citibank, N.A.
People’s Republic of China (D13)	06/20/25	1.000%(Q)	12,000	(342,078)	9,129	(351,207)	Citibank, N.A.
Republic of Chile (D13)	06/20/25	1.000%(Q)	2,000	(30,861)	1,522	(32,383)	Citibank, N.A.
Republic of Colombia (D13)	06/20/25	1.000%(Q)	5,000	62,077	3,804	58,273	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D13)	06/20/25	1.000%(Q)	8,000	$ 49,686	$ 6,086	$ 43,600	Citibank, N.A.
Republic of Panama (D13)	06/20/25	1.000%(Q)	2,000	(9,812)	1,522	(11,334)	Citibank, N.A.
Republic of Peru (D13)	06/20/25	1.000%(Q)	2,000	(22,263)	1,522	(23,785)	Citibank, N.A.
Republic of Philippines (D13)	06/20/25	1.000%(Q)	2,000	(44,332)	1,522	(45,854)	Citibank, N.A.
Republic of South Africa (D13)	06/20/25	1.000%(Q)	9,000	842,048	6,847	835,201	Citibank, N.A.
Republic of Turkey (D13)	06/20/25	1.000%(Q)	12,000	2,277,032	9,129	2,267,903	Citibank, N.A.
Republic of Ukraine (D13)	06/20/25	1.000%(Q)	2,000	383,793	1,522	382,271	Citibank, N.A.
Russian Federation (D13)	06/20/25	1.000%(Q)	6,000	5,172	4,565	607	Citibank, N.A.
State of Qatar (D13)	06/20/25	1.000%(Q)	2,000	(48,204)	1,522	(49,726)	Citibank, N.A.
United Mexican States (D13)	06/20/25	1.000%(Q)	12,000	229,283	9,129	220,154	Citibank, N.A.
Emirate of Abu Dhabi (D14)	06/20/25	1.000%(Q)	5,000	(118,039)	2,216	(120,255)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D14)	06/20/25	1.000%(Q)	7,500	(157,735)	3,324	(161,059)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D14)	06/20/25	1.000%(Q)	30,000	1,591,214	13,295	1,577,919	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D14)	06/20/25	1.000%(Q)	5,000	(24,959)	2,216	(27,175)	Morgan Stanley & Co. International PLC
People’s Republic of China (D14)	06/20/25	1.000%(Q)	30,000	(855,194)	13,295	(868,489)	Morgan Stanley & Co. International PLC
Republic of Chile (D14)	06/20/25	1.000%(Q)	5,000	(77,152)	2,216	(79,368)	Morgan Stanley & Co. International PLC
Republic of Colombia (D14)	06/20/25	1.000%(Q)	12,500	155,192	5,539	149,653	Morgan Stanley & Co. International PLC
Republic of Indonesia (D14)	06/20/25	1.000%(Q)	20,000	124,216	8,863	115,353	Morgan Stanley & Co. International PLC
Republic of Panama (D14)	06/20/25	1.000%(Q)	5,000	(24,530)	2,216	(26,746)	Morgan Stanley & Co. International PLC
Republic of Peru (D14)	06/20/25	1.000%(Q)	5,000	(55,656)	2,216	(57,872)	Morgan Stanley & Co. International PLC
Republic of Philippines (D14)	06/20/25	1.000%(Q)	5,000	(110,829)	2,216	(113,045)	Morgan Stanley & Co. International PLC
Republic of South Africa (D14)	06/20/25	1.000%(Q)	22,500	2,105,119	9,971	2,095,148	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey (D14)	06/20/25	1.000%(Q)	30,000	$ 5,692,579	$ 13,295	$ 5,679,284	Morgan Stanley & Co. International PLC
Republic of Ukraine (D14)	06/20/25	1.000%(Q)	5,000	959,483	2,216	957,267	Morgan Stanley & Co. International PLC
Russian Federation (D14)	06/20/25	1.000%(Q)	15,000	12,930	6,647	6,283	Morgan Stanley & Co. International PLC
State of Qatar (D14)	06/20/25	1.000%(Q)	5,000	(120,509)	2,216	(122,725)	Morgan Stanley & Co. International PLC
United Mexican States (D14)	06/20/25	1.000%(Q)	30,000	573,208	13,295	559,913	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D15)	06/20/25	1.000%(Q)	2,000	(47,215)	624	(47,839)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D15)	06/20/25	1.000%(Q)	3,000	(63,094)	936	(64,030)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D15)	06/20/25	1.000%(Q)	12,000	636,486	3,744	632,742	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D15)	06/20/25	1.000%(Q)	2,000	(9,983)	624	(10,607)	Morgan Stanley & Co. International PLC
People’s Republic of China (D15)	06/20/25	1.000%(Q)	12,000	(342,078)	3,744	(345,822)	Morgan Stanley & Co. International PLC
Republic of Chile (D15)	06/20/25	1.000%(Q)	2,000	(30,861)	624	(31,485)	Morgan Stanley & Co. International PLC
Republic of Colombia (D15)	06/20/25	1.000%(Q)	5,000	62,077	1,560	60,517	Morgan Stanley & Co. International PLC
Republic of Indonesia (D15)	06/20/25	1.000%(Q)	8,000	49,686	2,496	47,190	Morgan Stanley & Co. International PLC
Republic of Panama (D15)	06/20/25	1.000%(Q)	2,000	(9,812)	624	(10,436)	Morgan Stanley & Co. International PLC
Republic of Peru (D15)	06/20/25	1.000%(Q)	2,000	(22,263)	624	(22,887)	Morgan Stanley & Co. International PLC
Republic of Philippines (D15)	06/20/25	1.000%(Q)	2,000	(44,332)	624	(44,956)	Morgan Stanley & Co. International PLC
Republic of South Africa (D15)	06/20/25	1.000%(Q)	9,000	842,048	2,808	839,240	Morgan Stanley & Co. International PLC
Republic of Turkey (D15)	06/20/25	1.000%(Q)	12,000	2,277,032	3,744	2,273,288	Morgan Stanley & Co. International PLC
Republic of Ukraine (D15)	06/20/25	1.000%(Q)	2,000	383,793	624	383,169	Morgan Stanley & Co. International PLC
Russian Federation (D15)	06/20/25	1.000%(Q)	6,000	5,172	1,872	3,300	Morgan Stanley & Co. International PLC
State of Qatar (D15)	06/20/25	1.000%(Q)	2,000	(48,204)	624	(48,828)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States (D15)	06/20/25	1.000%(Q)	12,000	$ 229,283	$ 3,744	$ 225,539	Morgan Stanley & Co. International PLC
Federation of Malaysia (D16)	06/20/23	1.000%(Q)	1,500	(31,008)	1,494	(32,502)	Citibank, N.A.
Federative Republic of Brazil (D16)	06/20/23	1.000%(Q)	7,500	117,383	7,472	109,911	Citibank, N.A.
People’s Republic of China (D16)	06/20/23	1.000%(Q)	5,500	(134,860)	5,479	(140,339)	Citibank, N.A.
Republic of Chile (D16)	06/20/23	1.000%(Q)	1,500	(28,796)	1,494	(30,290)	Citibank, N.A.
Republic of Colombia (D16)	06/20/23	1.000%(Q)	2,000	(15,255)	1,992	(17,247)	Citibank, N.A.
Republic of Indonesia (D16)	06/20/23	1.000%(Q)	2,000	(21,951)	1,992	(23,943)	Citibank, N.A.
Republic of Panama (D16)	06/20/23	1.000%(Q)	1,500	(21,688)	1,494	(23,182)	Citibank, N.A.
Republic of Peru (D16)	06/20/23	1.000%(Q)	1,500	(26,119)	1,494	(27,613)	Citibank, N.A.
Republic of Philippines (D16)	06/20/23	1.000%(Q)	1,500	(31,738)	1,494	(33,232)	Citibank, N.A.
Republic of South Africa (D16)	06/20/23	1.000%(Q)	4,500	192,780	4,483	188,297	Citibank, N.A.
Republic of Turkey (D16)	06/20/23	1.000%(Q)	7,000	812,504	6,974	805,530	Citibank, N.A.
Russian Federation (D16)	06/20/23	1.000%(Q)	4,500	(47,786)	4,483	(52,269)	Citibank, N.A.
United Mexican States (D16)	06/20/23	1.000%(Q)	6,500	(23,358)	6,475	(29,833)	Citibank, N.A.
Federation of Malaysia (D17)	06/20/24	1.000%(Q)	2,000	(44,461)	985	(45,446)	Citibank, N.A.
Federative Republic of Brazil (D17)	06/20/24	1.000%(Q)	6,500	208,328	3,200	205,128	Citibank, N.A.
Kingdom of Saudi Arabia (D17)	06/20/24	1.000%(Q)	1,500	(17,465)	739	(18,204)	Citibank, N.A.
People’s Republic of China (D17)	06/20/24	1.000%(Q)	4,500	(125,416)	2,216	(127,632)	Citibank, N.A.
Republic of Chile (D17)	06/20/24	1.000%(Q)	1,500	(28,544)	739	(29,283)	Citibank, N.A.
Republic of Colombia (D17)	06/20/24	1.000%(Q)	2,000	(1,500)	985	(2,485)	Citibank, N.A.
Republic of Indonesia (D17)	06/20/24	1.000%(Q)	3,500	(16,226)	1,723	(17,949)	Citibank, N.A.
Republic of Peru (D17)	06/20/24	1.000%(Q)	1,500	(24,055)	739	(24,794)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D17)	06/20/24	1.000%(Q)	1,500	$ (34,792)	$ 739	$ (35,531)	Citibank, N.A.
Republic of South Africa (D17)	06/20/24	1.000%(Q)	4,000	268,431	1,969	266,462	Citibank, N.A.
Republic of Turkey (D17)	06/20/24	1.000%(Q)	6,500	1,001,711	3,200	998,511	Citibank, N.A.
Russian Federation (D17)	06/20/24	1.000%(Q)	4,000	(26,935)	1,969	(28,904)	Citibank, N.A.
State of Qatar (D17)	06/20/24	1.000%(Q)	1,500	(37,515)	739	(38,254)	Citibank, N.A.
United Mexican States (D17)	06/20/24	1.000%(Q)	6,500	29,403	3,200	26,203	Citibank, N.A.
Federation of Malaysia (D18)	06/20/24	1.000%(Q)	2,000	(44,461)	1,994	(46,455)	Citibank, N.A.
Federative Republic of Brazil (D18)	06/20/24	1.000%(Q)	6,500	208,328	6,482	201,846	Citibank, N.A.
Kingdom of Saudi Arabia (D18)	06/20/24	1.000%(Q)	1,500	(17,465)	1,496	(18,961)	Citibank, N.A.
People’s Republic of China (D18)	06/20/24	1.000%(Q)	4,500	(125,416)	4,487	(129,903)	Citibank, N.A.
Republic of Chile (D18)	06/20/24	1.000%(Q)	1,500	(28,544)	1,496	(30,040)	Citibank, N.A.
Republic of Colombia (D18)	06/20/24	1.000%(Q)	2,000	(1,500)	1,994	(3,494)	Citibank, N.A.
Republic of Indonesia (D18)	06/20/24	1.000%(Q)	3,500	(16,226)	3,490	(19,716)	Citibank, N.A.
Republic of Peru (D18)	06/20/24	1.000%(Q)	1,500	(24,055)	1,496	(25,551)	Citibank, N.A.
Republic of Philippines (D18)	06/20/24	1.000%(Q)	1,500	(34,792)	1,496	(36,288)	Citibank, N.A.
Republic of South Africa (D18)	06/20/24	1.000%(Q)	4,000	268,431	3,989	264,442	Citibank, N.A.
Republic of Turkey (D18)	06/20/24	1.000%(Q)	6,500	1,001,711	6,482	995,229	Citibank, N.A.
Russian Federation (D18)	06/20/24	1.000%(Q)	4,000	(26,935)	3,989	(30,924)	Citibank, N.A.
State of Qatar (D18)	06/20/24	1.000%(Q)	1,500	(37,515)	1,496	(39,011)	Citibank, N.A.
United Mexican States (D18)	06/20/24	1.000%(Q)	6,500	29,403	6,482	22,921	Citibank, N.A.
Emirate of Abu Dhabi (D23)	06/20/25	1.000%(Q)	2,000	(47,104)	491	(47,595)	JPMorgan Chase Bank, N.A.
Federation of Malaysia (D23)	06/20/25	1.000%(Q)	3,000	(62,927)	737	(63,664)	JPMorgan Chase Bank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D23)	06/20/25	1.000%(Q)	12,000	$ 637,152	$ 2,949	$ 634,203	JPMorgan Chase Bank, N.A.
Kingdom of Saudi Arabia (D23)	06/20/25	1.000%(Q)	2,000	(9,872)	491	(10,363)	JPMorgan Chase Bank, N.A.
People’s Republic of China (D23)	06/20/25	1.000%(Q)	12,000	(341,411)	2,949	(344,360)	JPMorgan Chase Bank, N.A.
Republic of Chile (D23)	06/20/25	1.000%(Q)	2,000	(30,750)	491	(31,241)	JPMorgan Chase Bank, N.A.
Republic of Colombia (D23)	06/20/25	1.000%(Q)	5,000	62,355	1,229	61,126	JPMorgan Chase Bank, N.A.
Republic of Indonesia (D23)	06/20/25	1.000%(Q)	8,000	50,131	1,966	48,165	JPMorgan Chase Bank, N.A.
Republic of Panama (D23)	06/20/25	1.000%(Q)	2,000	(9,701)	491	(10,192)	JPMorgan Chase Bank, N.A.
Republic of Peru (D23)	06/20/25	1.000%(Q)	2,000	(22,151)	491	(22,642)	JPMorgan Chase Bank, N.A.
Republic of Philippines (D23)	06/20/25	1.000%(Q)	2,000	(44,221)	491	(44,712)	JPMorgan Chase Bank, N.A.
Republic of South Africa (D23)	06/20/25	1.000%(Q)	9,000	842,548	2,212	840,336	JPMorgan Chase Bank, N.A.
Republic of Turkey (D23)	06/20/25	1.000%(Q)	12,000	2,277,698	2,949	2,274,749	JPMorgan Chase Bank, N.A.
Republic of Ukraine (D23)	06/20/25	1.000%(Q)	2,000	383,904	491	383,413	JPMorgan Chase Bank, N.A.
Russian Federation (D23)	06/20/25	1.000%(Q)	6,000	5,505	1,474	4,031	JPMorgan Chase Bank, N.A.
State of Qatar (D23)	06/20/25	1.000%(Q)	2,000	(48,092)	491	(48,583)	JPMorgan Chase Bank, N.A.
United Mexican States (D23)	06/20/25	1.000%(Q)	12,000	229,950	2,949	227,001	JPMorgan Chase Bank, N.A.
				$30,695,083	$527,781	$30,167,302

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/21	1.000%(Q)	2,000	0.176%	$ 25,325	$ (397)	$ 25,722	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/21	1.000%(Q)	7,500	1.094%	(1,445)	(1,488)	43	Barclays Bank PLC
People’s Republic of China (D01)	12/20/21	1.000%(Q)	4,500	0.127%	60,112	(893)	61,005	Barclays Bank PLC
Republic of Chile (D01)	12/20/21	1.000%(Q)	1,500	0.206%	18,359	(298)	18,657	Barclays Bank PLC
Republic of Colombia (D01)	12/20/21	1.000%(Q)	1,500	0.488%	12,407	(298)	12,705	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/21	1.000%(Q)	2,000	0.435%	18,021	(397)	18,418	Barclays Bank PLC
Republic of Panama (D01)	12/20/21	1.000%(Q)	1,500	0.304%	16,286	(298)	16,584	Barclays Bank PLC
Republic of Peru (D01)	12/20/21	1.000%(Q)	1,500	0.260%	17,223	(298)	17,521	Barclays Bank PLC
Republic of Philippines (D01)	12/20/21	1.000%(Q)	1,500	0.179%	18,923	(298)	19,221	Barclays Bank PLC
Republic of South Africa (D01)	12/20/21	1.000%(Q)	5,000	2.101%	(70,470)	(992)	(69,478)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/21	1.000%(Q)	7,500	5.065%	(401,761)	(1,488)	(400,273)	Barclays Bank PLC
Russian Federation (D01)	12/20/21	1.000%(Q)	5,500	0.484%	45,813	(1,091)	46,904	Barclays Bank PLC
United Mexican States (D01)	12/20/21	1.000%(Q)	5,500	0.612%	35,930	(1,091)	37,021	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	2,250	0.326%	46,511	(1,715)	48,226	Barclays Bank PLC
Federative Republic of Brazil (D02)	06/20/23	1.000%(Q)	11,250	1.589%	(176,075)	(8,577)	(167,498)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D02)	06/20/23	1.000%(Q)	8,250	0.195%	$ 202,291	$ (6,290)	$ 208,581	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	2,250	0.377%	43,194	(1,715)	44,909	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	3,000	0.774%	22,883	(2,287)	25,170	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	3,000	0.658%	32,926	(2,287)	35,213	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	2,250	0.539%	32,532	(1,715)	34,247	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	2,250	0.438%	39,178	(1,715)	40,893	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	2,250	0.309%	47,607	(1,715)	49,322	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	6,750	2.574%	(289,171)	(5,146)	(284,025)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	10,500	5.436%	(1,218,755)	(8,005)	(1,210,750)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	6,750	0.671%	71,679	(5,146)	76,825	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	9,750	0.914%	35,037	(7,433)	42,470	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	4,500	0.326%	93,023	(1,757)	94,780	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/23	1.000%(Q)	22,500	1.589%	(352,149)	(8,786)	(343,363)	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	16,500	0.195%	404,581	(6,443)	411,024	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	4,500	0.377%	86,388	(1,757)	88,145	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D03)	06/20/23	1.000%(Q)	6,000	0.774%	$ 45,766	$ (2,343)	$ 48,109	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	6,000	0.658%	65,852	(2,343)	68,195	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	4,500	0.539%	65,064	(1,757)	66,821	Barclays Bank PLC
Republic of Peru (D03)	06/20/23	1.000%(Q)	4,500	0.438%	78,357	(1,757)	80,114	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	4,500	0.309%	95,214	(1,757)	96,971	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	13,500	2.574%	(578,341)	(5,272)	(573,069)	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	21,000	5.436%	(2,437,511)	(8,200)	(2,429,311)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	13,500	0.671%	143,358	(5,272)	148,630	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	19,500	0.914%	70,075	(7,615)	77,690	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/23	1.000%(Q)	5,250	0.326%	108,527	(2,636)	111,163	Barclays Bank PLC
Federative Republic of Brazil (D04)	06/20/23	1.000%(Q)	26,250	1.589%	(410,841)	(13,179)	(397,662)	Barclays Bank PLC
People’s Republic of China (D04)	06/20/23	1.000%(Q)	19,250	0.195%	472,012	(9,665)	481,677	Barclays Bank PLC
Republic of Chile (D04)	06/20/23	1.000%(Q)	5,250	0.377%	100,787	(2,636)	103,423	Barclays Bank PLC
Republic of Colombia (D04)	06/20/23	1.000%(Q)	7,000	0.774%	53,394	(3,514)	56,908	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/23	1.000%(Q)	7,000	0.658%	76,827	(3,514)	80,341	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D04)	06/20/23	1.000%(Q)	5,250	0.539%	$ 75,908	$ (2,636)	$ 78,544	Barclays Bank PLC
Republic of Peru (D04)	06/20/23	1.000%(Q)	5,250	0.438%	91,416	(2,636)	94,052	Barclays Bank PLC
Republic of Philippines (D04)	06/20/23	1.000%(Q)	5,250	0.309%	111,083	(2,636)	113,719	Barclays Bank PLC
Republic of South Africa (D04)	06/20/23	1.000%(Q)	15,750	2.574%	(674,732)	(7,908)	(666,824)	Barclays Bank PLC
Republic of Turkey (D04)	06/20/23	1.000%(Q)	24,500	5.436%	(2,843,762)	(12,301)	(2,831,461)	Barclays Bank PLC
Russian Federation (D04)	06/20/23	1.000%(Q)	15,750	0.671%	167,251	(7,908)	175,159	Barclays Bank PLC
United Mexican States (D04)	06/20/23	1.000%(Q)	22,750	0.914%	81,754	(11,422)	93,176	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	7,500	0.326%	155,038	(2,789)	157,827	Barclays Bank PLC
Federative Republic of Brazil (D05)	06/20/23	1.000%(Q)	37,500	1.589%	(586,915)	(13,946)	(572,969)	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	27,500	0.195%	674,302	(10,227)	684,529	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	7,500	0.377%	143,981	(2,789)	146,770	Barclays Bank PLC
Republic of Colombia (D05)	06/20/23	1.000%(Q)	10,000	0.774%	76,277	(3,719)	79,996	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	10,000	0.658%	109,753	(3,719)	113,472	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	7,500	0.539%	108,440	(2,789)	111,229	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	7,500	0.438%	130,594	(2,789)	133,383	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D05)	06/20/23	1.000%(Q)	7,500	0.309%	$ 158,689	$ (2,789)	$ 161,478	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	22,500	2.574%	(963,902)	(8,368)	(955,534)	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	35,000	5.436%	(4,062,518)	(13,017)	(4,049,501)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	22,500	0.671%	238,929	(8,368)	247,297	Barclays Bank PLC
United Mexican States (D05)	06/20/23	1.000%(Q)	32,500	0.914%	116,792	(12,087)	128,879	Barclays Bank PLC
Federation of Malaysia (D06)	12/20/23	1.000%(Q)	2,550	0.401%	54,709	(947)	55,656	Barclays Bank PLC
Federative Republic of Brazil (D06)	12/20/23	1.000%(Q)	12,750	1.755%	(305,144)	(4,736)	(300,408)	Barclays Bank PLC
People’s Republic of China (D06)	12/20/23	1.000%(Q)	8,500	0.263%	222,708	(3,158)	225,866	Barclays Bank PLC
Republic of Chile (D06)	12/20/23	1.000%(Q)	2,550	0.470%	48,738	(947)	49,685	Barclays Bank PLC
Republic of Colombia (D06)	12/20/23	1.000%(Q)	3,400	0.909%	14,167	(1,263)	15,430	Barclays Bank PLC
Republic of Indonesia (D06)	12/20/23	1.000%(Q)	3,400	0.802%	26,457	(1,263)	27,720	Barclays Bank PLC
Republic of Panama (D06)	12/20/23	1.000%(Q)	2,550	0.649%	33,167	(947)	34,114	Barclays Bank PLC
Republic of Peru (D06)	12/20/23	1.000%(Q)	2,550	0.540%	42,640	(947)	43,587	Barclays Bank PLC
Republic of Philippines (D06)	12/20/23	1.000%(Q)	2,550	0.380%	56,561	(947)	57,508	Barclays Bank PLC
Republic of South Africa (D06)	12/20/23	1.000%(Q)	7,650	2.734%	(421,784)	(2,842)	(418,942)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D06)	12/20/23	1.000%(Q)	12,750	5.490%	$ (1,727,370)	$ (4,736)	$ (1,722,634)	Barclays Bank PLC
Russian Federation (D06)	12/20/23	1.000%(Q)	7,650	0.776%	66,295	(2,842)	69,137	Barclays Bank PLC
United Mexican States (D06)	12/20/23	1.000%(Q)	11,050	1.048%	(5,448)	(4,105)	(1,343)	Barclays Bank PLC
Federation of Malaysia (D07)	12/20/23	1.000%(Q)	3,000	0.351%	69,545	(4,843)	74,388	Citibank, N.A.
Federative Republic of Brazil (D07)	12/20/23	1.000%(Q)	15,000	1.755%	(358,992)	(24,214)	(334,778)	Citibank, N.A.
People’s Republic of China (D07)	12/20/23	1.000%(Q)	10,000	0.263%	262,010	(16,143)	278,153	Citibank, N.A.
Republic of Chile (D07)	12/20/23	1.000%(Q)	3,000	0.470%	57,339	(4,843)	62,182	Citibank, N.A.
Republic of Colombia (D07)	12/20/23	1.000%(Q)	4,000	0.909%	16,667	(6,457)	23,124	Citibank, N.A.
Republic of Indonesia (D07)	12/20/23	1.000%(Q)	4,000	0.802%	31,126	(6,457)	37,583	Citibank, N.A.
Republic of Panama (D07)	12/20/23	1.000%(Q)	3,000	0.649%	39,020	(4,843)	43,863	Citibank, N.A.
Republic of Peru (D07)	12/20/23	1.000%(Q)	3,000	0.540%	50,165	(4,905)	55,070	Citibank, N.A.
Republic of Philippines (D07)	12/20/23	1.000%(Q)	3,000	0.380%	66,542	(4,843)	71,385	Citibank, N.A.
Republic of South Africa (D07)	12/20/23	1.000%(Q)	9,000	2.734%	(496,216)	(14,529)	(481,687)	Citibank, N.A.
Republic of Turkey (D07)	12/20/23	1.000%(Q)	15,000	5.490%	(2,032,200)	(24,214)	(2,007,986)	Citibank, N.A.
Russian Federation (D07)	12/20/23	1.000%(Q)	9,000	0.776%	77,994	(14,529)	92,523	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D07)	12/20/23	1.000%(Q)	13,000	1.048%	$ (6,409)	$ (20,986)	$ 14,577	Citibank, N.A.
Federation of Malaysia (D08)	12/20/23	1.000%(Q)	3,000	0.401%	64,363	(5,278)	69,641	Citibank, N.A.
Federative Republic of Brazil (D08)	12/20/23	1.000%(Q)	15,000	1.755%	(358,992)	(26,387)	(332,605)	Citibank, N.A.
People’s Republic of China (D08)	12/20/23	1.000%(Q)	10,000	0.263%	262,010	(17,592)	279,602	Citibank, N.A.
Republic of Chile (D08)	12/20/23	1.000%(Q)	3,000	0.470%	57,339	(5,278)	62,617	Citibank, N.A.
Republic of Colombia (D08)	12/20/23	1.000%(Q)	4,000	0.909%	16,667	(7,037)	23,704	Citibank, N.A.
Republic of Indonesia (D08)	12/20/23	1.000%(Q)	4,000	0.802%	31,126	(7,037)	38,163	Citibank, N.A.
Republic of Panama (D08)	12/20/23	1.000%(Q)	3,000	0.649%	39,020	(5,278)	44,298	Citibank, N.A.
Republic of Peru (D08)	12/20/23	1.000%(Q)	3,000	0.540%	50,165	(5,278)	55,443	Citibank, N.A.
Republic of Philippines (D08)	12/20/23	1.000%(Q)	3,000	0.380%	66,542	(5,278)	71,820	Citibank, N.A.
Republic of South Africa (D08)	12/20/23	1.000%(Q)	9,000	2.734%	(496,216)	(15,832)	(480,384)	Citibank, N.A.
Republic of Turkey (D08)	12/20/23	1.000%(Q)	15,000	5.490%	(2,032,200)	(26,387)	(2,005,813)	Citibank, N.A.
Russian Federation (D08)	12/20/23	1.000%(Q)	9,000	0.776%	77,994	(15,832)	93,826	Citibank, N.A.
United Mexican States (D08)	12/20/23	1.000%(Q)	13,000	1.048%	(6,409)	(22,869)	16,460	Citibank, N.A.
Federation of Malaysia (D09)	12/20/23	1.000%(Q)	4,500	0.401%	96,545	(6,071)	102,616	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D09)	12/20/23	1.000%(Q)	22,500	1.755%	$ (538,489)	$ (30,354)	$ (508,135)	Barclays Bank PLC
People’s Republic of China (D09)	12/20/23	1.000%(Q)	15,000	0.263%	393,015	(20,236)	413,251	Barclays Bank PLC
Republic of Chile (D09)	12/20/23	1.000%(Q)	4,500	0.470%	86,009	(6,071)	92,080	Barclays Bank PLC
Republic of Colombia (D09)	12/20/23	1.000%(Q)	6,000	0.909%	25,000	(8,095)	33,095	Barclays Bank PLC
Republic of Indonesia (D09)	12/20/23	1.000%(Q)	6,000	0.802%	46,689	(8,095)	54,784	Barclays Bank PLC
Republic of Panama (D09)	12/20/23	1.000%(Q)	4,500	0.649%	58,530	(6,071)	64,601	Barclays Bank PLC
Republic of Peru (D09)	12/20/23	1.000%(Q)	4,500	0.540%	75,247	(6,071)	81,318	Barclays Bank PLC
Republic of Philippines (D09)	12/20/23	1.000%(Q)	4,500	0.380%	99,813	(6,071)	105,884	Barclays Bank PLC
Republic of South Africa (D09)	12/20/23	1.000%(Q)	13,500	2.734%	(744,324)	(18,213)	(726,111)	Barclays Bank PLC
Republic of Turkey (D09)	12/20/23	1.000%(Q)	22,500	5.490%	(3,048,301)	(30,354)	(3,017,947)	Barclays Bank PLC
Russian Federation (D09)	12/20/23	1.000%(Q)	13,500	0.776%	116,991	(18,213)	135,204	Barclays Bank PLC
United Mexican States (D09)	12/20/23	1.000%(Q)	19,500	1.048%	(9,614)	(26,307)	16,693	Barclays Bank PLC
Federation of Malaysia (D10)	12/20/23	1.000%(Q)	10,500	0.401%	225,271	(5,748)	231,019	Barclays Bank PLC
Federative Republic of Brazil (D10)	12/20/23	1.000%(Q)	52,500	1.755%	(1,256,473)	(28,741)	(1,227,732)	Barclays Bank PLC
People’s Republic of China (D10)	12/20/23	1.000%(Q)	35,000	0.263%	917,035	(19,161)	936,196	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D10)	12/20/23	1.000%(Q)	10,500	0.470%	$ 200,688	$ (5,748)	$ 206,436	Barclays Bank PLC
Republic of Colombia (D10)	12/20/23	1.000%(Q)	14,000	0.909%	58,334	(7,664)	65,998	Barclays Bank PLC
Republic of Indonesia (D10)	12/20/23	1.000%(Q)	14,000	0.802%	108,940	(7,664)	116,604	Barclays Bank PLC
Republic of Panama (D10)	12/20/23	1.000%(Q)	10,500	0.649%	136,571	(5,748)	142,319	Barclays Bank PLC
Republic of Peru (D10)	12/20/23	1.000%(Q)	10,500	0.540%	175,577	(5,748)	181,325	Barclays Bank PLC
Republic of Philippines (D10)	12/20/23	1.000%(Q)	10,500	0.380%	232,898	(5,748)	238,646	Barclays Bank PLC
Republic of South Africa (D10)	12/20/23	1.000%(Q)	31,500	2.734%	(1,736,756)	(17,245)	(1,719,511)	Barclays Bank PLC
Republic of Turkey (D10)	12/20/23	1.000%(Q)	52,500	5.490%	(7,112,701)	(28,741)	(7,083,960)	Barclays Bank PLC
Russian Federation (D10)	12/20/23	1.000%(Q)	31,500	0.776%	272,979	(17,245)	290,224	Barclays Bank PLC
United Mexican States (D10)	12/20/23	1.000%(Q)	45,500	1.048%	(22,432)	(24,909)	2,477	Barclays Bank PLC
Emirate of Abu Dhabi (D19)	12/20/24	1.000%(Q)	2,000	0.479%	48,114	(4,187)	52,301	Citibank, N.A.
Federation of Malaysia (D19)	12/20/24	1.000%(Q)	4,000	0.532%	86,613	(8,374)	94,987	Citibank, N.A.
Federative Republic of Brazil (D19)	12/20/24	1.000%(Q)	12,000	2.037%	(512,147)	(25,122)	(487,025)	Citibank, N.A.
Kingdom of Saudi Arabia (D19)	12/20/24	1.000%(Q)	2,000	0.836%	16,626	(4,187)	20,813	Citibank, N.A.
People’s Republic of China (D19)	12/20/24	1.000%(Q)	9,000	0.384%	253,967	(18,841)	272,808	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D19)	12/20/24	1.000%(Q)	2,000	0.633%	$ 34,484	$ (4,187)	$ 38,671	Citibank, N.A.
Republic of Colombia (D19)	12/20/24	1.000%(Q)	5,000	1.163%	(29,424)	(10,467)	(18,957)	Citibank, N.A.
Republic of Indonesia (D19)	12/20/24	1.000%(Q)	8,000	1.046%	(6,648)	(16,748)	10,100	Citibank, N.A.
Republic of Panama (D19)	12/20/24	1.000%(Q)	2,000	0.838%	16,466	(4,187)	20,653	Citibank, N.A.
Republic of Peru (D19)	12/20/24	1.000%(Q)	2,000	0.716%	27,179	(4,187)	31,366	Citibank, N.A.
Republic of Philippines (D19)	12/20/24	1.000%(Q)	2,000	0.508%	45,407	(4,187)	49,594	Citibank, N.A.
Republic of South Africa (D19)	12/20/24	1.000%(Q)	9,000	2.989%	(724,906)	(18,841)	(706,065)	Citibank, N.A.
Republic of Turkey (D19)	12/20/24	1.000%(Q)	12,000	5.572%	(2,067,995)	(25,122)	(2,042,873)	Citibank, N.A.
Russian Federation (D19)	12/20/24	1.000%(Q)	8,000	0.959%	23,403	(16,748)	40,151	Citibank, N.A.
State of Qatar (D19)	12/20/24	1.000%(Q)	2,000	0.467%	49,160	(4,187)	53,347	Citibank, N.A.
United Mexican States (D19)	12/20/24	1.000%(Q)	12,000	1.303%	(142,560)	(25,122)	(117,438)	Citibank, N.A.
Emirate of Abu Dhabi (D20)	12/20/24	1.000%(Q)	1,000	0.479%	24,057	(2,093)	26,150	Citibank, N.A.
Federation of Malaysia (D20)	12/20/24	1.000%(Q)	2,000	0.532%	43,307	(4,187)	47,494	Citibank, N.A.
Federative Republic of Brazil (D20)	12/20/24	1.000%(Q)	6,000	2.037%	(256,073)	(12,561)	(243,512)	Citibank, N.A.
Kingdom of Saudi Arabia (D20)	12/20/24	1.000%(Q)	1,000	0.836%	8,313	(2,093)	10,406	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D20)	12/20/24	1.000%(Q)	4,500	0.384%	$ 126,983	$ (9,421)	$ 136,404	Citibank, N.A.
Republic of Chile (D20)	12/20/24	1.000%(Q)	1,000	0.633%	17,242	(2,093)	19,335	Citibank, N.A.
Republic of Colombia (D20)	12/20/24	1.000%(Q)	2,500	1.163%	(14,712)	(5,234)	(9,478)	Citibank, N.A.
Republic of Indonesia (D20)	12/20/24	1.000%(Q)	4,000	1.046%	(3,324)	(8,374)	5,050	Citibank, N.A.
Republic of Panama (D20)	12/20/24	1.000%(Q)	1,000	0.838%	8,233	(2,093)	10,326	Citibank, N.A.
Republic of Peru (D20)	12/20/24	1.000%(Q)	1,000	0.716%	13,589	(2,093)	15,682	Citibank, N.A.
Republic of Philippines (D20)	12/20/24	1.000%(Q)	1,000	0.508%	22,703	(2,093)	24,796	Citibank, N.A.
Republic of South Africa (D20)	12/20/24	1.000%(Q)	4,500	2.989%	(362,453)	(9,421)	(353,032)	Citibank, N.A.
Republic of Turkey (D20)	12/20/24	1.000%(Q)	6,000	5.572%	(1,033,998)	(12,561)	(1,021,437)	Citibank, N.A.
Russian Federation (D20)	12/20/24	1.000%(Q)	4,000	0.959%	11,701	(8,374)	20,075	Citibank, N.A.
State of Qatar (D20)	12/20/24	1.000%(Q)	1,000	0.467%	24,580	(2,093)	26,673	Citibank, N.A.
United Mexican States (D20)	12/20/24	1.000%(Q)	6,000	1.303%	(71,280)	(12,561)	(58,719)	Citibank, N.A.
Emirate of Abu Dhabi (D21)	12/20/24	1.000%(Q)	2,000	0.479%	48,114	(4,412)	52,526	Citibank, N.A.
Federation of Malaysia (D21)	12/20/24	1.000%(Q)	4,000	0.532%	86,613	(8,825)	95,438	Citibank, N.A.
Federative Republic of Brazil (D21)	12/20/24	1.000%(Q)	12,000	2.037%	(512,147)	(26,474)	(485,673)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D21)	12/20/24	1.000%(Q)	2,000	0.836%	$ 16,626	$ (4,412)	$ 21,038	Citibank, N.A.
People’s Republic of China (D21)	12/20/24	1.000%(Q)	9,000	0.384%	253,967	(19,856)	273,823	Citibank, N.A.
Republic of Chile (D21)	12/20/24	1.000%(Q)	2,000	0.633%	34,484	(4,412)	38,896	Citibank, N.A.
Republic of Colombia (D21)	12/20/24	1.000%(Q)	5,000	1.163%	(29,424)	(11,031)	(18,393)	Citibank, N.A.
Republic of Indonesia (D21)	12/20/24	1.000%(Q)	8,000	1.046%	(6,648)	(17,649)	11,001	Citibank, N.A.
Republic of Panama (D21)	12/20/24	1.000%(Q)	2,000	0.838%	16,466	(4,412)	20,878	Citibank, N.A.
Republic of Peru (D21)	12/20/24	1.000%(Q)	2,000	0.716%	27,179	(4,412)	31,591	Citibank, N.A.
Republic of Philippines (D21)	12/20/24	1.000%(Q)	2,000	0.508%	45,407	(4,412)	49,819	Citibank, N.A.
Republic of South Africa (D21)	12/20/24	1.000%(Q)	9,000	2.989%	(724,906)	(19,856)	(705,050)	Citibank, N.A.
Republic of Turkey (D21)	12/20/24	1.000%(Q)	12,000	5.572%	(2,067,995)	(26,474)	(2,041,521)	Citibank, N.A.
Russian Federation (D21)	12/20/24	1.000%(Q)	8,000	0.959%	23,403	(17,649)	41,052	Citibank, N.A.
State of Qatar (D21)	12/20/24	1.000%(Q)	2,000	0.467%	49,160	(4,412)	53,572	Citibank, N.A.
United Mexican States (D21)	12/20/24	1.000%(Q)	12,000	1.303%	(142,560)	(26,474)	(116,086)	Citibank, N.A.
Emirate of Abu Dhabi (D22)	06/20/25	1.000%(Q)	2,000	0.540%	47,215	(4,089)	51,304	Citibank, N.A.
Federation of Malaysia (D22)	06/20/25	1.000%(Q)	3,000	0.591%	63,094	(6,134)	69,228	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D22)	06/20/25	1.000%(Q)	12,000	2.162%	$ (636,486)	$ (24,536)	$ (611,950)	Citibank, N.A.
Kingdom of Saudi Arabia (D22)	06/20/25	1.000%(Q)	2,000	0.921%	9,983	(4,089)	14,072	Citibank, N.A.
People’s Republic of China (D22)	06/20/25	1.000%(Q)	12,000	0.439%	342,078	(24,536)	366,614	Citibank, N.A.
Republic of Chile (D22)	06/20/25	1.000%(Q)	2,000	0.706%	30,861	(4,089)	34,950	Citibank, N.A.
Republic of Colombia (D22)	06/20/25	1.000%(Q)	5,000	1.284%	(62,077)	(10,223)	(51,854)	Citibank, N.A.
Republic of Indonesia (D22)	06/20/25	1.000%(Q)	8,000	1.155%	(49,686)	(16,357)	(33,329)	Citibank, N.A.
Republic of Panama (D22)	06/20/25	1.000%(Q)	2,000	0.923%	9,812	(4,089)	13,901	Citibank, N.A.
Republic of Peru (D22)	06/20/25	1.000%(Q)	2,000	0.794%	22,263	(4,089)	26,352	Citibank, N.A.
Republic of Philippines (D22)	06/20/25	1.000%(Q)	2,000	0.567%	44,332	(4,089)	48,421	Citibank, N.A.
Republic of South Africa (D22)	06/20/25	1.000%(Q)	9,000	3.095%	(842,048)	(18,402)	(823,646)	Citibank, N.A.
Republic of Turkey (D22)	06/20/25	1.000%(Q)	12,000	5.605%	(2,277,032)	(24,536)	(2,252,496)	Citibank, N.A.
Republic of Ukraine (D22)	06/20/25	1.000%(Q)	2,000	5.654%	(383,793)	(4,089)	(379,704)	Citibank, N.A.
Russian Federation (D22)	06/20/25	1.000%(Q)	6,000	1.042%	(5,172)	(12,268)	7,096	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D22)	06/20/25	1.000%(Q)	2,000	0.530%	$ 48,204	$ (4,089)	$ 52,293	Citibank, N.A.
United Mexican States (D22)	06/20/25	1.000%(Q)	12,000	1.425%	(229,283)	(24,536)	(204,747)	Citibank, N.A.
					$(38,389,330)	$(1,696,751)	$(36,692,579)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.26.V3 (D01)	12/20/21	1.000%(Q)	47,000	$ 146,499	$ (14,651)	$ 161,150	Barclays Bank PLC
CDX.EM.29.V3 (D02)	06/20/23	1.000%(Q)	70,500	1,093,840	(2,884)	1,096,724	Barclays Bank PLC
CDX.EM.29.V3 (D03)	06/20/23	1.000%(Q)	141,000	2,187,681	(58,206)	2,245,887	Barclays Bank PLC
CDX.EM.29.V3 (D04)	06/20/23	1.000%(Q)	164,500	2,552,294	(49,554)	2,601,848	Barclays Bank PLC
CDX.EM.29.V3 (D05)	06/20/23	1.000%(Q)	235,000	3,646,135	(101,380)	3,747,515	Barclays Bank PLC
CDX.EM.30.V3 (D06)	12/20/23	1.000%(Q)	79,900	1,847,020	104,355	1,742,665	Barclays Bank PLC
CDX.EM.30.V3 (D07)	12/20/23	1.000%(Q)	94,000	2,172,965	38,491	2,134,474	Citibank, N.A.
CDX.EM.30.V3 (D08)	12/20/23	1.000%(Q)	94,000	2,172,965	51,652	2,121,313	Citibank, N.A.
CDX.EM.30.V3 (D09)	12/20/23	1.000%(Q)	141,000	3,259,447	71,126	3,188,321	Barclays Bank PLC
CDX.EM.30.V3 (D10)	12/20/23	1.000%(Q)	329,000	7,605,376	(97,776)	7,703,152	Barclays Bank PLC
CDX.EM.32.V3 (D19)	12/20/24	1.000%(Q)	93,000	2,851,453	70,059	2,781,394	Citibank, N.A.
CDX.EM.32.V3 (D20)	12/20/24	1.000%(Q)	46,500	1,425,727	35,030	1,390,697	Citibank, N.A.
CDX.EM.32.V3 (D21)	12/20/24	1.000%(Q)	93,000	2,851,453	75,154	2,776,299	Citibank, N.A.
CDX.EM.33.V2 (D22)	06/20/25	1.000%(Q)	95,000	3,910,230	194,241	3,715,989	Citibank, N.A.
				$37,723,085	$ 315,657	$37,407,428

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.29.V3 (D11)	06/20/23	1.000%(Q)	159,800	1.588%	$ (2,470,494)	$ (317,778)	$ (2,152,716)	Bank of America, N.A.
CDX.EM.33.V2 (D12)	06/20/25	1.000%(Q)	95,000	1.914%	(3,910,230)	(169,740)	(3,740,490)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)(cont’d.)**:
CDX.EM.33.V2 (D13)	06/20/25	1.000%(Q)	95,000	1.914%	$ (3,910,230)	$ (217,282)	$ (3,692,948)	Citibank, N.A.
CDX.EM.33.V2 (D14)	06/20/25	1.000%(Q)	237,500	1.914%	(9,775,574)	(439,574)	(9,336,000)	Morgan Stanley & Co. International PLC
CDX.EM.33.V2 (D15)	06/20/25	1.000%(Q)	95,000	1.914%	(3,910,230)	(163,019)	(3,747,211)	Morgan Stanley & Co. International PLC
CDX.EM.29.V3 (D16)	06/20/23	1.000%(Q)	47,000	1.588%	(726,616)	(99,034)	(627,582)	Citibank, N.A.
CDX.EM.31.V2 (D17)	06/20/24	1.000%(Q)	47,000	1.678%	(1,143,561)	(77,352)	(1,066,209)	Citibank, N.A.
CDX.EM.31.V2 (D18)	06/20/24	1.000%(Q)	47,000	1.678%	(1,143,561)	(99,083)	(1,044,478)	Citibank, N.A.
CDX.EM.33.V2 (D23)	06/20/25	1.000%(Q)	95,000	1.914%	(3,915,508)	(83,231)	(3,832,277)	JPMorgan Chase Bank, N.A.
					$(30,906,004)	$(1,666,093)	$(29,239,911)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D23).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	198,121	*	$(978,224)	$—	$(978,224)	Citigroup Global Markets, Inc.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Bombardier, Inc.	09/20/20	5.000%(Q)		5,000	$ 43,549	$ 158,359	$ (114,810)	Morgan Stanley & Co. International PLC
Bombardier, Inc.	09/20/20	5.000%(Q)		5,000	43,549	163,595	(120,046)	Morgan Stanley & Co. International PLC
Eskom Holdings SOC Ltd.	06/20/23	1.000%(Q)		15,000	2,118,559	1,173,158	945,401	Goldman Sachs International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	7,488,919	6,204,872	1,284,047	Deutsche Bank AG
General Electric Co.	12/20/21	1.000%(Q)		3,000	261	(22,742)	23,003	BNP Paribas S.A.
Hellenic Republic	06/20/23	1.000%(Q)		5,000	(15,741)	316,277	(332,018)	Bank of America, N.A.
Kingdom of Spain	03/20/23	1.000%(Q)	EUR	20,000	(522,896)	(449,206)	(73,690)	Deutsche Bank AG
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	(1,326,655)	(1,055,175)	(271,480)	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	EUR	100,000	(2,786,843)	(2,110,436)	(676,407)	Bank of America, N.A.
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	350,586	52,146	298,440	Citibank, N.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	276,843	101,297	175,546	HSBC Bank USA, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	1,454,228	397,729	1,056,499	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	2,470,596	1,561,200	909,396	Citibank, N.A.
Republic of Croatia	12/20/23	1.000%(Q)		5,000	(80,718)	(37,137)	(43,581)	Barclays Bank PLC
Republic of Italy	12/20/21	1.000%(Q)		50,000	(287,340)	534,837	(822,177)	HSBC Bank USA, N.A.
Republic of Italy	12/20/23	1.000%(Q)	EUR	89,000	(1,212,744)	279,760	(1,492,504)	Deutsche Bank AG
Republic of Italy	12/20/29	1.000%(Q)	EUR	10,000	90,941	(73,399)	164,340	Barclays Bank PLC
Republic of Italy	12/20/36	1.000%(Q)	EUR	39,000	1,157,287	2,872,661	(1,715,374)	Deutsche Bank AG
Republic of Portugal	09/20/23	1.000%(Q)		8,500	(202,106)	(52,745)	(149,361)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)		10,000	140,941	88,494	52,447	Citibank, N.A.
Safeway, Inc.	03/20/23	5.000%(Q)		10,000	(1,192,145)	(1,133,686)	(58,459)	BNP Paribas S.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	(70,740)	81,979	(152,719)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	(69,877)	205,230	(275,107)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,615	(23,772)	25,914	(49,686)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,450	(23,179)	76,234	(99,413)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,435	(23,125)	69,835	(92,960)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		3,210	(11,535)	13,360	(24,895)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/24	1.000%(Q)	31,000	$ 368,280	$ (401,629)	$ 769,909	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	26,000	308,880	(271,553)	580,433	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	6,250	74,597	46,265	28,332	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	5,745	68,570	35,518	33,052	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	4,000	47,742	(14,903)	62,645	Citibank, N.A.
				$ 8,654,912	$ 8,836,109	$ (181,197)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Banco do Brasil SA	12/20/20	1.000%(Q)	15,300	1.113%	$ 10,183	$ —	$ 10,183	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)	152,900	2.725%	(3,410,850)	1,152,854	(4,563,704)	Bank of America, N.A.
Bombardier, Inc.	09/20/20	5.000%(Q)	26,000	15.455%	(233,679)	103,388	(337,067)	JPMorgan Chase Bank, N.A.
Cemex	06/20/24	5.000%(Q)	13,400	6.417%	(565,381)	897,628	(1,463,009)	Credit Suisse International
Chesapeake Energy Corp.	12/20/24	5.000%(Q)	1,000	*	(943,630)	(4,502)	(939,128)	Goldman Sachs International
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	15,000	0.401%	366,857	243,497	123,360	HSBC Bank USA, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	45,000	6.417%	(7,140,633)	(5,891,520)	(1,249,113)	Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)	15,000	1.109%	(29,962)	(1,170,537)	1,140,575	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	15,000	1.109%	(29,962)	(1,186,973)	1,157,011	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	06/20/23	1.000%(Q)		5,000	1.109%	$ (9,987)	$ (357,719)	$ 347,732	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		20,000	1.352%	(245,169)	(3,311,488)	3,066,319	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		13,130	1.352%	(160,953)	(2,077,904)	1,916,951	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)		14,840	1.699%	(515,371)	(2,125,273)	1,609,902	Bank of America, N.A.
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)		35,000	0.449%	308,941	(159,085)	468,026	Barclays Bank PLC
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.818%	481,048	699,070	(218,022)	Deutsche Bank AG
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	0.987%	5,187	33,846	(28,659)	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)		30,000	0.303%	220,894	171,724	49,170	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)		25,000	0.303%	184,078	126,824	57,254	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)		92,000	0.460%	1,044,749	869,269	175,480	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		14,550	0.728%	169,409	52,475	116,934	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/21	1.000%(Q)		11,000	0.207%	91,087	63,459	27,628	Goldman Sachs International
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	0.459%	1,067,366	645,961	421,405	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		25,000	0.459%	418,904	252,834	166,070	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)		114,000	0.520%	1,979,403	1,362,705	616,698	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		16,410	4.966%	(1,718,436)	(607,295)	(1,111,141)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		16,205	4.966%	(1,696,968)	(719,885)	(977,083)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	12,620	4.966%	$ (1,321,551)	$ (245,622)	$(1,075,929)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	4.966%	(577,524)	(205,060)	(372,464)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	4.966%	(561,816)	(244,240)	(317,576)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	4.966%	(561,293)	(239,591)	(321,702)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	4.966%	(285,882)	(100,975)	(184,907)	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	5.115%	(1,505,477)	(748,691)	(756,786)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	31,000	5.319%	(5,104,257)	(1,364,375)	(3,739,882)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	26,000	5.319%	(4,280,989)	(1,191,556)	(3,089,433)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	5.319%	(1,029,431)	(523,668)	(505,763)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	5.319%	(946,253)	(475,751)	(470,502)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	4,000	5.319%	(658,836)	(240,166)	(418,670)	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	5.393%	(1,282,047)	(526,228)	(755,819)	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	5.879%	(3,044,610)	(1,467,943)	(1,576,667)	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	22,275	1.558%	(736,470)	(1,660,880)	924,410	Citibank, N.A.
Republic of Hungary	06/20/24	1.000%(Q)	25,000	0.572%	444,494	602,856	(158,362)	Citibank, N.A.
Republic of Hungary	12/20/24	1.000%(Q)	15,000	0.634%	257,549	355,565	(98,016)	Citibank, N.A.
Republic of Indonesia	12/20/21	1.000%(Q)	49,750	0.435%	448,272	(575,655)	1,023,927	Citibank, N.A.
Republic of Italy	12/20/21	1.000%(Q)	50,000	0.922%	109,755	(681,537)	791,292	HSBC Bank USA, N.A.
Republic of Italy	12/20/23	1.000%(Q)	110,000	0.933%	367,943	(1,205,654)	1,573,597	Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/23	1.000%(Q)		47,000	1.288%	$ (397,739)	$ (2,388,198)	$ 1,990,459	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		40,100	1.288%	(339,347)	(2,060,609)	1,721,262	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		17,000	1.288%	(143,863)	(797,348)	653,485	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	60,000	1.053%	(206,537)	(1,938,032)	1,731,495	Deutsche Bank AG
Republic of Kazakhstan	12/20/21	1.000%(Q)		25,000	0.597%	168,499	245,981	(77,482)	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/22	1.000%(Q)		5,000	0.621%	41,458	64,597	(23,139)	HSBC Bank USA, N.A.
Republic of Panama	06/20/22	1.000%(Q)		4,800	0.352%	64,505	23,685	40,820	Citibank, N.A.
Republic of Portugal	09/20/21	1.000%(Q)		13,500	0.125%	150,967	74,903	76,064	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)		10,000	0.348%	200,255	8,820	191,435	Bank of America, N.A.
Republic of Serbia	06/20/21	1.000%(Q)		20,000	0.413%	127,352	132,042	(4,690)	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		16,000	0.413%	101,881	91,109	10,772	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		15,000	0.413%	95,514	98,886	(3,372)	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		10,000	0.413%	63,676	65,949	(2,273)	BNP Paribas S.A.
Republic of South Africa	12/20/23	1.000%(Q)		5,650	2.734%	(311,513)	(218,847)	(92,666)	Bank of America, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)		750	0.871%	1,698	(4,040)	5,738	Citibank, N.A.
Republic of Latvia	03/20/24	1.000%(Q)		18,000	0.499%	348,088	268,225	79,863	HSBC Bank USA, N.A.
Russian Federation	12/20/26	1.000%(Q)		16,000	1.303%	(281,294)	(1,204,422)	923,128	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
State of Illinois	06/20/21	1.000%(Q)	5,000	2.234%	$ (48,371)	$ (10,347)	$ (38,024)	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	2.449%	(146,916)	(15,769)	(131,147)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	30,010	2.856%	(1,860,074)	(295,638)	(1,564,436)	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	15,000	1.048%	(7,395)	(150,102)	142,707	Barclays Bank PLC
Verizon Communications, Inc.	12/20/20	1.000%(Q)	100,000	0.252%	411,080	112,645	298,435	Morgan Stanley & Co. International PLC
					$(32,589,374)	$(29,572,328)	$(3,017,046)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	1,238,405	$1,449,690	$1,919,264	$469,574

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.25.V15	12/20/20	5.000%(Q)		91,762	4.362%	$ 857,367	$ 736,951	$ (120,416)
CDX.NA.HY.33.V10	12/20/24	5.000%(Q)		1,094,063	4.288%	(12,985,972)	36,217,150	49,203,122
CDX.NA.HY.34.V7	06/20/25	5.000%(Q)		1,317,234	4.363%	(12,304,429)	42,795,308	55,099,737
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		2,862,000	0.692%	16,756,028	45,396,348	28,640,320
iTraxx.XO.32.V1	12/20/24	5.000%(Q)	EUR	185,000	3.575%	3,691,379	13,472,057	9,780,678
						$ (3,985,627)	$138,617,814	$142,603,441

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$(1,526,080)	$1,452,266	$(2,978,346)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	383,052	*	$ (71,873)	$ (86,187)	$ 14,314	Citibank, N.A.
CDX.EM.24.V3	12/20/20	1.000%(Q)	18,400	0.906%	27,275	39,250	(11,975)	Citibank, N.A.
CDX.EM.26.V3	12/20/21	1.000%(Q)	23,500	1.305%	(73,250)	39,405	(112,655)	Citibank, N.A.
CDX.EM.26.V3	12/20/21	1.000%(Q)	8,930	1.305%	(27,835)	30,388	(58,223)	Citibank, N.A.
CDX.MADRID 1.4Y 30% - 100%	06/20/21	0.000%	317,618	*	(242,317)	(149,350)	(92,967)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	(93,881)	175,963	(269,844)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	(93,881)	(56,418)	(37,463)	Deutsche Bank AG
					$(575,762)	$ (6,949)	$(568,813)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	270,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (1,190)	$ 8,682,551	$ 8,683,741
BRL	948,728	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	10,544,288	10,544,288
BRL	255,532	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	4,964,192	4,964,192
BRL	283,704	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	5,622,188	5,622,188
BRL	35,418	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	423,447	423,447
BRL	232,214	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	4,561,937	4,561,937
CNH	623,660	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	1,722	1,320,229	1,318,507
CNH	1,716,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	3,573,060	3,573,060

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	945,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$ (1,364)	$ 1,954,533	$ 1,955,897
CNH	375,000	08/09/24	2.705%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(928)	438,993	439,921
CNH	50,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(38)	118,314	118,352
CNH	200,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(465)	389,758	390,223
CNH	13,700	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(23)	33,601	33,624
COP	113,200,000	02/13/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	2,232,657	2,232,657
COP	176,513,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	3,218,890	3,218,890
COP	55,000,000	02/20/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	1,080,899	1,080,899
COP	28,200,000	02/13/27	4.770%(Q)	1 Day COOIS(2)(Q)	—	612,126	612,126
COP	124,700,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	2,237,547	2,237,547
COP	87,251,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	1,699,407	1,699,407
COP	50,000,000	02/19/30	5.070%(Q)	1 Day COOIS(2)(Q)	—	960,182	960,182
COP	42,300,000	02/21/30	5.090%(Q)	1 Day COOIS(2)(Q)	—	829,914	829,914
EUR	481,990	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(582,807)	(1,090,094)	(507,287)
EUR	304,830	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(240,862)	(1,986,082)	(1,745,220)
EUR	368,055	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(2,068,794)	(5,794,300)	(3,725,506)
EUR	616,660	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(8,483,163)	(17,455,961)	(8,972,798)
EUR	3,500	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(20,576)	(131,662)	(111,086)
EUR	77,600	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(1,279,870)	(4,236,361)	(2,956,491)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	42,390	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	$ (3,214,647)	$(12,030,816)	$ (8,816,169)
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	(3,670,567)	(3,940,013)
GBP	75,055	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(209,393)	(5,222,371)	(5,012,978)
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	(3,349,929)	(3,282,274)
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(461,870)	(441,165)
GBP	33,705	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(2,542,976)	(2,542,976)
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	(3,172,022)	(2,954,084)
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(2,744,672)	(5,526,128)	(2,781,456)
GBP	63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,869,633)	(10,547,062)	(8,677,429)
GBP	29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(3,114,118)	(7,942,026)	(4,827,908)
HUF	4,459,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	714,134	714,134
HUF	69,833,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	11,373,277	11,373,277
HUF	19,737,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	4,488,424	4,488,424
JPY	70,964,780	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(90,591)	(90,591)
NZD	95,800	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	5,969,036	5,969,036
	544,740	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(270,671)	(270,671)
	379,594	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(2,304,599)	(2,304,599)
	85,960	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	16,817	(5,873,695)	(5,890,512)
	180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(12,316,739)	(12,316,739)
	139,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(15,350,120)	(15,350,120)
	34,481	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(1,724,050)	(5,888,386)	(4,164,336)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	5,163,500	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	$ (179,802)	$ (1,574,051)	$ (1,394,249)
ZAR	1,248,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(55,722)	3,612,022	3,667,744
ZAR	1,784,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(542,775)	5,180,279	5,723,054
ZAR	912,400	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	25,349	3,126,061	3,100,712
ZAR	1,036,600	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(9,460)	4,461,461	4,470,921
ZAR	682,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(6,486)	3,117,869	3,124,355
ZAR	2,973,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	6,552,000	6,552,000
ZAR	379,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(7,546)	3,787,814	3,795,360
ZAR	307,400	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(1,351)	2,308,822	2,310,173
ZAR	1,359,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(28,174)	14,408,779	14,436,953
ZAR	312,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(19,128)	442,651	461,779
ZAR	3,093,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(88,540)	812,296	900,836
					$(26,488,541)	$ (2,975,441)	$ 23,513,100

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	$ (55,012)	$ —	$ (55,012)	Deutsche Bank AG
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	401,378	(1,290)	402,668	Deutsche Bank AG
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	379,955	—	379,955	Deutsche Bank AG
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	1,176,513	—	1,176,513	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	269,354	—	269,354	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(89,785)	1,174	(90,959)	Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	$ (73,621)	$ —	$ (73,621)	Deutsche Bank AG
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(795,151)	—	(795,151)	Deutsche Bank AG
					$1,213,631	$ (116)	$1,213,747

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	12,709	$ (57,377)	$(36,283)	$ (21,094)
IOS. FN30.500.10 Index(M)	1 Month LIBOR(M)	JPMorgan Securities LLC	1/12/41	1,129	(4,271)	(3,325)	(946)
The Bloomberg Barclays US CMBS: Erisa Eligible Index(M)	1 Month LIBOR minus 40 bps(M)	Barclays Bank PLC	4/01/21	109,006	1,271,891	—	1,271,891
					$1,210,243	$(39,608)	$1,249,851
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).